   As filed with the Securities and Exchange Commission on April 30, 1998


Registration No. 33-47703
                 811-6654

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


        PRE-EFFECTIVE AMENDMENT NO. [ ]
        POST-EFFECTIVE AMENDMENT NO. 11 [x]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


AMENDMENT NO. 14


                       (Check appropriate box or boxes)

                           BNY Hamilton Funds, Inc.
              (Exact name of registrant as specified in charter)

              3435 Stelzer Road                             43219-3035
                Columbus, Ohio                              (Zip Code)
   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (614) 470-8000

                                        Copy to:

                   Nimish Bhatt                      John E. Baumgardner, Jr.
                3435 Stelzer Road                      Sullivan & Cromwell
            Columbus, Ohio 43219-3035                   125 Broad Street
     (Name and Address of Agent for Service)        New York, New York 10004


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

             /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)(1)
             / / on (date) pursuant to paragraph (a)(1)
             / / 75 days after filing pursuant to paragraph (a)(2)
             / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

             / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of shares under the Securities Act of 1933, pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997, was filed with the Commission on March 30, 1998.


Total Number of Pages      __________

Exhibit Number on Page     __________

                             CROSS-REFERENCE SHEET

                           (As required by Rule 495)


N-1A

Item No.                                                        Location

PART A                                                          Prospectus
Item 1.           Cover Page                                   Cover Page

Item 2.           Synopsis                                     Fee Table; Summary of Classes and Services Available for BNY Hamilton
                                                               Money Market Funds

Item 3.           Condensed Financial Information              Financial Highlights; Additional Information

Item 4.           General Description of Registrant            Cover Page; Summary of Classes and Services Available for BNY
                                                               Hamilton Money Market Funds; Investment Objectives and Policies;
                                                               Description of Securities; Additional Investment Information and Risk
                                                               Considerations; Investment Restrictions; Organization

Item 5.           Management of the Fund                       Management of the Funds; Fund and Other Shareholder Services -
                                                               General; Additional Information; Fee Table

Item 6.           Capital Stock and Other Securities           Summary of Shareholder Services; Fund and Other Shareholder Services;
                                                               Purchase of Shares; Dividends and Distributions; Net Asset Value;
                                                               Organization; Taxes; Additional Information

Item 7.           Purchase of Securities Being Offered         Shareholder Services - Hamilton Shares; Shareholder Services -
                                                               Hamilton Premier Shares; Shareholder Services - Hamilton Classic
                                                               Shares; Fund and Other Shareholder Services - General; Purchase of
                                                               Shares; Exchange of Shares; Dividends and Distributions; Net Asset
                                                               Value

Item 8.           Redemption or Repurchase                     Shareholder Services - Hamilton Shares; Shareholder Services -
                                                               Hamilton Premier Shares; Shareholder Services - Hamilton Classic
                                                               Shares; Fund and Other Shareholder Services - General; Redemption of
                                                               Shares; Exchange of Shares; Dividends and Distributions; Net Asset
                                                               Value

Item 9.           Pending Legal Proceedings                    Not Applicable

PART B                                               Statement of Additional Information

Item 10.          Cover Page                                   Cover Page


Item 11.          Table of Contents                            Table of Contents

Item 12.          General Information and History              Additional Information

Item 13.          Investment Objective and Policies            Investment Objectives and Policies; Investment Restrictions

Item 14.          Management of the Fund                       Directors and Officers

Item 15.          Control Persons and Principal Holders of     Description of Shares
                  Securities

N-1A

Item No.                                             Location
Item 16.          Investment Advisory and Other Services       Directors and Officers; Investment Adviser; Administrator;
                                                               Distributor; Fund, Shareholder and Other Services; Expenses;
                                                               Financial Statements

Item 17.          Brokerage Allocation                         Portfolio Transactions and Brokerage

Item 18.          Capital Stock and Other Securities           Description of Shares

Item 19           Purchase, Redemption and Pricing of          Net Asset Value; Purchase of Shares; Redemption of Shares; Dividends
                  Securities Being Offered                     and Distributions; Exchange of Shares

Item 20.          Tax Status                                   Dividends and Distributions; Taxes

Item 21.          Underwriters                                 Administrator; Distributor

Item 22.          Calculation of Performance Data              Performance Data

Item 23.          Financial Statements                         Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this registration statement.

BNY HAMILTON MONEY MARKET FUNDS--
HAMILTON SHARES

125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)

BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges, exchange fees or redemption fees. This Prospectus describes two (2) money market funds (individually, a 'Fund' and collectively, the 'Funds') offered by the BNY Hamilton Family of Funds.


---------------------------------------------------------------------------------------
FUND              OBJECTIVE                              FOR INVESTORS SEEKING
---------------------------------------------------------------------------------------
BNY HAMILTON      To earn as high a level of current     Daily dividends, liquidity,
MONEY FUND        income as is consistent with           and relatively low risk
                  preservation of capital and
                  maintenance of liquidity by investing
                  in high quality money market
                  instruments
---------------------------------------------------------------------------------------
BNY HAMILTON      To earn as high a level of current     Daily dividends, liquidity,
TREASURY MONEY    income as is consistent with           and relatively low risk
FUND              preservation of capital and
                  maintenance of liquidity by investing
                  solely in short-term obligations of
                  the United States Treasury and
                  repurchase agreements fully
                  collateralized by obligations of the
                  United States Treasury
---------------------------------------------------------------------------------------


INVESTMENTS IN EITHER FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR INSURED BY THE BANK OF NEW YORK, AND THE SHARES IN EITHER FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH BOTH FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO DO SO.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds before investing and should be retained for future reference. Additional information about the Funds or other funds within the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds,

Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, New York 10019, Attention:
BNY Hamilton Funds, Inc. (1-800-4BNY-FND).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 The date of this Prospectus is April 30, 1998     5/98 BNY-0087

PROSPECTUS

                      [This page intentionally left blank]

      SUMMARY OF CLASSES AND SERVICES AVAILABLE
      FOR BNY HAMILTON MONEY MARKET FUNDS

----------------------------------------------------------------------------------------
INVESTMENT              FOR INVESTORS SEEKING (1)            SERVICES PROVIDED
--------------------------------------------------------------------------------------------
HAMILTON SHARES         Daily dividends and liquidity        * Wire order processing
(INSTITUTIONAL                                               * Detailed statements sent to you
INVESTORS ONLY)                                              directly each month
                                                             * Confirmation statements mailed to
                                                             you after each transaction

------------------------------

(1) Investors are cautioned that investments in the Funds offered hereby are not FDIC insured.

                                                                    PROSPECTUS

TABLE
OF
CONTENTS
--------------------------------------------------------------------------------

Fee Table                                                            1
--------------------------------------------------------------------
Financial Highlights                                                 3
--------------------------------------------------------------------
Investment Objectives and Policies                                   5
--------------------------------------------------------------------
Description of Securities                                            5
--------------------------------------------------------------------
Additional Investment Information and Risk Considerations            8
--------------------------------------------------------------------
Investment Restrictions                                             10
--------------------------------------------------------------------
Management of the Funds                                             11
--------------------------------------------------------------------
Fund and Other Shareholder Services--General                        12
--------------------------------------------------------------------
Shareholder Services                                                13
--------------------------------------------------------------------
Purchase of Shares                                                  13
--------------------------------------------------------------------
Redemption of Shares                                                15
--------------------------------------------------------------------
Exchange of Shares                                                  16
--------------------------------------------------------------------
Dividends and Distributions                                         17
--------------------------------------------------------------------
Net Asset Value                                                     18
--------------------------------------------------------------------
Organization                                                        18
--------------------------------------------------------------------
Taxes                                                               19
--------------------------------------------------------------------
Additional Information                                              20
--------------------------------------------------------------------

PROSPECTUS

      FEE
      TABLE

The following table illustrates that investors in Hamilton Shares in either Fund will incur no shareholder transaction expenses; their investments will be subject only to the annual operating expenses set forth below.


                                                                 BNY HAMILTON
                                              BNY HAMILTON         TREASURY
                                               MONEY FUND         MONEY FUND
                                             HAMILTON SHARES    HAMILTON SHARES
                                             ----------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases...........       None               None
  Sales Load Imposed on Reinvested
    Dividends ..............................       None               None
  Deferred Sales Load.......................       None               None
  Redemption Fees...........................       None               None
  Exchange Fees.............................       None               None
ANNUAL FUND OPERATING EXPENSES (AFTER
  LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE DAILY NET
  ASSETS)
  Management Fees (After Limitations).......        .20%               .16%
  12b-1 Fees................................        .00%               .00%
  Shareholder Servicing Fees................        .00%               .00%
  Other Expenses (After Limitations)........        .05%               .11%

                                             ----------------------------------
  Total Fund Operating Expenses (After
    Limitations)............................        .25%               .27%
                                             ----------------------------------
                                             ----------------------------------
  EXAMPLE:
    An investor would pay the following
      expenses on a $1,000 investment,
      assuming (1) 5% annual return and
      (2) redemption at the end of each time
      period:



                                                                 BNY HAMILTON
                                              BNY HAMILTON         TREASURY
                                               MONEY FUND         MONEY FUND
                                             HAMILTON SHARES    HAMILTON SHARES
                                             ----------------------------------
  1 year....................................       $ 3                $ 3
  3 years...................................       $ 8                $ 9
  5 years...................................       $14                $15
  10 years..................................       $32                $34



     This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser (as defined in 'Management of the Funds') has agreed to limit expenses of BNY Hamilton Treasury Money Fund to .27% of average daily net assets of its Hamilton Shares. Had expenses not been limited, Management Fees would have been .20% for the Hamilton Shares of BNY Hamilton Treasury Money Fund, and Total Fund Operating Expenses would have been .33%. Expenses are not limited by the Adviser with respect to BNY Hamilton Money Fund. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services-- General--Fee Waivers'.


                                                              PROSPECTUS  (1)

     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see 'Management of the Fund' and 'Fund and Other Shareholder Services-- General'. In connection with the example, please note that $1,000 is less than the minimum initial investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.


(2)  PROSPECTUS

      FINANCIAL
      HIGHLIGHTS


The following selected financial data of Hamilton Shares of BNY Hamilton Money Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                                                      HAMILTON SHARES
                           ---------------------------------------------------------------------
                                                                                      FOR THE
                                                                                       PERIOD
                                                                                     AUGUST 7,
                                                                                       1992*
                                          YEAR ENDED DECEMBER 31,                     THROUGH
                           ------------------------------------------------------   DECEMBER 31,
                              1997        1996       1995       1994       1993         1992
                           ---------------------------------------------------------------------
PER SHARE DATA:
Net asset value at
  beginning
  of period............... $     1.00   $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                           ---------------------------------------------------------------------
INCOME FROM INVESTMENT

  OPERATIONS
Net investment income.....      0.053      0.052      0.057      0.040      0.030        0.012
                           ---------------------------------------------------------------------
DIVIDENDS
Dividends from net
  investment income.......     (0.053)    (0.052)    (0.057)    (0.040)    (0.030)      (0.012)
                           ---------------------------------------------------------------------
Net asset value at end
  of period............... $     1.00   $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                           ---------------------------------------------------------------------
                           ---------------------------------------------------------------------
TOTAL RETURN:.............       5.47%      5.30%      5.84%      4.02%      3.03%        1.26%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period (000's
  omitted)................ $1,063,579   $609,424   $604,053   $235,220   $307,395     $135,852

Ratio to average net
  assets of:
  Expenses, net of waiver
    from The Bank of
    New York..............       0.25%      0.27%      0.26%      0.30%      0.27%        0.20%***
  Expenses, prior to
    waiver from The Bank
    of New York ..........       0.25%      0.27%      0.26%      0.32%      0.32%        0.49%***
  Net investment income,
    net of waiver from The
    Bank of New York......       5.34%      5.17%      5.67%      3.92%      2.97%        3.11%***


------------------------------
  * Commencement of investment operations.
 ** Not annualized.
*** Annualized.

     Further information about the performance of BNY Hamilton Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


                                                              PROSPECTUS  (3)

The following selected financial data of Hamilton Shares of BNY Hamilton Treasury Money Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31,

1997 which is incorporated by reference into the Statement of Additional Information.



                                                                    HAMILTON SHARES
                                                                   -----------------
                                                                    FOR THE PERIOD
                                                                    APRIL 1, 1997*
                                                                        THROUGH
                                                                   DECEMBER 31, 1997
                                                                   -----------------
PER SHARE DATA:
Net asset value at beginning of period...........................      $    1.00
                                                                        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................................          0.040
                                                                        --------

DIVIDENDS
Dividends from net investment income.............................         (0.040)
                                                                        --------
Net asset value at end of period.................................      $    1.00
                                                                        --------
                                                                        --------
TOTAL RETURN:....................................................           4.02%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)......................      $ 110,719
Ratio to average net assets of:
  Expenses, net of waiver from The Bank of New York..............           0.25%***
  Expenses, prior to waiver from The Bank of New York............           0.33%***
  Net investment income, net of waiver from The Bank of New
    York.........................................................           5.29%***


------------------------------

  * Commencement of investment operations.


 ** Not annualized.


*** Annualized.



     Further information about the performance of BNY Hamilton Treasury Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.



(4)  PROSPECTUS

      INVESTMENT OBJECTIVES
      AND POLICIES



The investment objective of each of the Funds is described below, together with the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that the Funds will attain its investment objective.

INTRODUCTION

The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). Each Fund is considered a separate pool of assets with its own distinctive investment objective and policies, as described below.

BNY HAMILTON MONEY FUND

(the 'Money Fund')

The Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.

BNY HAMILTON TREASURY MONEY FUND

(the 'Treasury Money Fund')

The Treasury Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury.

     Each Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days and will only purchase securities having a remaining maturity of 397 days or less.

     Because each Fund only invests in high quality money market securities (limited, in the case of the Treasury Money Fund, to U.S. Government Securities, see 'Additional Investment Information and Risk Considerations'), the Funds may not be able to achieve as high a level of current income under all market conditions as would be possible if they were permitted to invest in lower quality and longer term securities, which generally are less liquid, have greater market risk and are subject to more fluctuation of market value.


      DESCRIPTION
      OF SECURITIES

UNITED STATES GOVERNMENT OBLIGATIONS

The Treasury Money Fund will, and the Money Fund may, invest in obligations issued or guaranteed by the United States Government or, in the case of the Money Fund, by its agencies or instrumentalities. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury bonds and obligations of the Government National Mortgage Association,



                                                               PROSPECTUS  (5)
the Farmers Home Administration and the Export-Import Bank. Obligations issued or guaranteed by federal agencies or instrumentalities are not always backed by the 'full faith and credit' of the United States. The Money Fund may invest in obligations that are not backed by the full faith and credit of the United States and, in the case of such investments, the Money Fund must look principally to the agency issuing or guaranteeing the obligations for legitimate repayment. Securities in which the Money Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Federal National Mortgage Association, the Tennessee Valley Authority, the Federal Farm Credit System and Federal Home Loan Banks. A Fund may also invest in component parts of United States Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. Certain arrangements by which such components are offered have been created by private sponsors, such as investment banks and securities dealers, and are not United States Government securities.

BANK OBLIGATIONS

As is consistent with its credit quality parameters, the Money Fund may invest in high quality negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers. Investments in such obligations will be limited, at the time of investment, to the obligations of domestic banks that are subject to regulatory supervision by the United States Government or state governments, and the obligations of foreign banks with branches or agencies in the United States.

     Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions. For more information about foreign investments, see 'Additional Investment Information and Risk Considerations--Foreign

Investment Risk'.

     The Money Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank, the Inter-American Development Bank and the European Investment Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.


(6)  PROSPECTUS

COMMERCIAL PAPER

The Money Fund may invest in high quality commercial paper issued by domestic issuers. The Money Fund may also invest in the commercial paper of foreign issuers provided the commercial paper is United States dollar-denominated. For more information about foreign investments, see 'Additional Investment Information and Risk Considerations--Foreign Investment Risk'.

REPURCHASE AGREEMENTS

Each Fund may invest in securities generally referred to as repurchase agreements, provided the agreements are entered into with dealers meeting credit criteria established by the Board of Directors of BNY Hamilton Funds, Inc. (the 'Directors'), monitored by each Fund's investment adviser and fully collateralized by (i) United States Government (and, in the case of the Money Fund, United States agency or instrumentality) obligations or (ii) in the case of the Money Fund, other securities rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations ('NRSROs') at the time of purchase. See 'Quality Information' for a further description of certain NRSROs. Also see 'Additional Investment Information and Risk Considerations--Repurchase Agreements' for a discussion of further risks associated with repurchase agreements.

CORPORATE BONDS AND NOTES

The Money Fund may invest in high quality corporate bonds and notes issued by United States corporations. The Money Fund may also invest in the bonds of foreign issuers provided the bonds are United States dollar-denominated and are not subject to foreign withholding tax.

FOREIGN GOVERNMENT OBLIGATIONS

The Money Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions, provided the short-term obligations are United States dollar-denominated. For the purpose of applying the Money Fund's fundamental concentration policy, it will consider each sovereign government, together with all of its agencies, instrumentalities, authorities and political subdivisions, as being engaged in the same industry. See 'Investment Restrictions'.


QUALITY INFORMATION


Each Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Directors, present minimal credit risks and are 'First Tier Securities' (as defined in Rule 2a-7 promulgated under the 1940 Act) at the time of acquisition. The term 'First Tier Securities' generally includes securities rated by the requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such ratings with respect to other comparable short-term debt securities and comparable unrated securities. Requisite NRSROs means (a) any two NRSROs that have issued a rating with respect to a



                                                              PROSPECTUS  (7)
security or class of debt obligations of an issuers, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the respective Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. The ratings categories of Standard & Poor's and Moody's Investors Service are described in the Appendix to the Statement of Additional Information. The Money Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for United States government securities.


       ADDITIONAL INVESTMENT
       INFORMATION AND
       RISK CONSIDERATIONS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Money Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Money Fund until settlement. The Money Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States government securities or other liquid, high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Money Fund is relying on the other party to consummate the transaction; if the other party fails to do so, the Money Fund may be disadvantaged. It is the current policy of the Money Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS


Both Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Directors. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions'.

(8)  PROSPECTUS

REVERSE REPURCHASE AGREEMENTS

The Money Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Money Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Money Fund. The Money Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Money Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Money Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States Government securities or other liquid, high-grade debt securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share for each class of shares. Reverse repurchase agreements also involve the risk that the market value of the securities retained by the Money Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Money Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Money Fund's obligation to repurchase the securities.

FOREIGN INVESTMENT RISK

The Money Fund may invest in certain foreign securities, as described in 'Description of Securities'. Investments in obligations of foreign issuers, foreign sovereign governments, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. For example, there may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic institutions. There may be also be less government supervision than in the United States. Foreign markets have substantially less trading volume than domestic markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs in foreign markets are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to investments the Money Fund may make in securities of domestic institutions. Additional risks include the potential impact of adverse future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of one or more foreign issuers or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. The Money Fund's investment adviser takes these foreign investment risks into consideration when making investment decisions.


                                                                PROSPECTUS  (9)

VARIABLE AND FLOATING RATE INSTRUMENTS

While the Funds will generally only invest in securities that mature within 397 days of the date of purchase, the Money Fund may invest in variable and floating rate instruments that have stated final maturities in excess of 397 days if such instruments meet and comply with conditions established by the Securities and Exchange Commission.

       INVESTMENT
       RESTRICTIONS

As the Funds are diversified series of a registered investment company, 75% of the assets of each Fund is subject to the following limitations: (a) the particular Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the particular Fund may not own more than 10% of the outstanding voting securities of any one issuer. Both Funds are subject to additional requirements governing money market funds that use the amortized cost method to value assets. These requirements generally prohibit the Funds from investing more than 5% of their respective total assets in the securities of any single issuer, except obligations of the United States Government and its agencies and instrumentalities.


     Each Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of the Fund--i.e., they may only be changed with the approval of the holders of a majority of the relevant Fund's outstanding shares. Neither Fund may: (i)

acquire any illiquid securities if, as a result, more than 10% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at time of borrowing) and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing; (iv) purchase securities while borrowing (including reverse repurchase agreements) exceeds 5% of its total assets; or (v) invest more than 25% of its assets in any one industry, except that the Fund may invest more than 25% of its assets in securities and other instrumentalities issued by banks and bank holding companies organized under the laws of the United States or any state thereunder.


     In addition, the Directors have adopted as an operating policy, which may not be changed without approval of a majority of the outstanding shares, that the Money Fund may not: (i) purchase any short-term debt securities unless such securities are rated as described in 'Description of Securities--Quality Information' or, if not so rated, securities determined to be of comparable quality in accordance with procedures established by the Directors; (ii) purchase securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended, including but not limited to securities that can be purchased pursuant to Rule 144A of said Act, and (iii) lend its securities. Restriction (iii) is also applicable to the Treasury Money Fund.


(10)  PROSPECTUS

For a more detailed discussion of the above investment restrictions, including a description of applicability to each Fund, see 'Investment Restrictions and Additional Information' in the Statement of Additional Information.

       MANAGEMENT
       OF THE FUNDS

DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide upon matters of general policy and review the actions of the investment adviser, administrator, distributor and other service providers to each Fund. The Statement of Additional Information contains the name and general business experience of each Director.

INVESTMENT ADVISER


The Bank of New York serves as each Fund's investment adviser (the 'Adviser').

The Adviser, which has its principal offices at 48 Wall Street, New York, New York 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.


     The Adviser will manage the investments of each Fund and will be responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .10% of average daily net assets of each Fund.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as administrator (the 'Administrator') to, and will assist generally in supervising the operations of, each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administration Agreement requires the Administrator to provide facilities, equipment and personnel to carry out administrative services for each Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent (as described in 'Fund and Other Shareholder Services--General--Transfer Agent'), supervising purchase and redemption orders (made via telephone, mail and direct deposit), and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws (also see 'Distributor' below). The Administrator is responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as the Funds are series of a Maryland corporation; see 'Organization'). The Administrator also assists in updating and printing the Funds' prospectus


                                                              PROSPECTUS  (11)
and statement of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to each Fund.

     The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York provides certain administrative functions for the Administrator. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.


     Each Fund pays administration fees that are accrued daily and payable monthly at the rate of .10% of average daily net assets of such Fund.

DISTRIBUTOR

In addition to acting as Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the
'Distributor').

     The Distributor will make a continuous offering of each Fund's shares and will bear the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, printed and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.

       FUND AND OTHER
       SHAREHOLDER SERVICES--GENERAL

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Fund's custodian. Each Fund has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, receives and disburses funds in connection with purchases and redemptions of the Fund's shares.

     The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value per share for the Hamilton class of each Fund thereof and for maintaining the books and records of the Hamilton class of each Fund.

TRANSFER AGENT

BISYS Fund Services, Inc. is the transfer agent for the Hamilton class of shares of each Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. ('BISYS'). BISYS owns BNY Hamilton Distributors, Inc., the Funds' Administrator and Distributor. The transfer agent maintains the account records of shareholders of each Fund and administers the distribution of any dividends or distributions declared by the Funds.

(12)  PROSPECTUS

FEE WAIVERS

Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund (and each class thereof) bears the expenses incurred in its operation. From time to time during the course of the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund (or class thereof), while retaining the ability to be reimbursed by such Fund for such amount prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not requested to be paid to, or amounts are assumed by, the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser.

       SHAREHOLDER
       SERVICES

Purchase orders for Hamilton Shares of the Funds must be transmitted to the transfer agent by telephone c/o the Distributor (1-800-363-7925) or by terminal access.

PURCHASES VIA PROCEDURES ESTABLISHED BY THE BANK OF NEW YORK

Shares may be purchased through procedures established by The Bank of New York in connection with certain of its customer accounts. The Funds expect that The Bank of New York will transmit orders on behalf of its customers for the purchase of Fund shares on an omnibus basis. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures.

REGULAR REDEMPTION

Redemption orders for Hamilton Shares must be transmitted to the transfer agent by telephone c/o the Distributor in the manner described for purchases at the beginning of this section. While each Fund seeks to maintain the net asset value per Hamilton Share at $1.00, there can be no assurance that it will be able to do so, and accordingly the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

       PURCHASE
       OF SHARES

Fund shares are sold at the net asset value per share next determined after receipt of a purchase order by the transfer agent. The Funds do not impose any fee for purchase orders placed directly with the transfer agent without the assistance of a broker-dealer. Broker-dealers (other than the Distributor) and others who process purchase orders on behalf of customers may charge a fee for their services.

                                                              PROSPECTUS  (13)

     Purchase orders for shares are accepted by a Fund only on a day on which both the New York Stock Exchange and the custodian are open for business (a 'Business Day'). As used herein, a 'Business Day' is a day on which the New York

Stock Exchange is open for trading and any other day (other than a day on which no shares of a Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected.

     Purchase orders received by the transfer agent before 4:30 p.m. Eastern time on a Business Day for either Fund will be executed as of the times noted for the respective Fund, if payment is received by the times noted for the respective Fund. Orders received after the times noted for the respective Fund, and orders for which payment has not been received by the times noted for the respective Fund, will not be accepted. A Fund may in its discretion reject any order for shares. Payment for orders which are not received or paid for in a timely manner or are not accepted by a Fund will be returned after prompt notification to the sending institution. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase orders and redemption requests must be received.

     Payment for shares may be made only in federal funds or other funds immediately available to the transfer agent. Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten business days after purchase. The Funds reserve the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.

     Investors in Hamilton Shares are automatically entitled to purchase additional Fund shares by telephone unless they notify the transfer agent in writing that they do not wish to use this telephone privilege. There is no charge for the telephone purchase privilege.

     The Distributor, from time to time, at its expense, will provide compensation to dealers in connection with sales of shares of any other funds in the BNY Hamilton Family of Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of any Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any series of BNY Hamilton Funds, Inc. or its shareholders.

     Federal regulations require that each investor provide a certified Taxpayer Identification Number (social security number for individuals) upon opening or reopening an account with a Fund. Investors should refer to the section entitled 'Taxes' for further information about this requirement.

     In the interest of economy and convenience and because of its operating procedures, the Funds will not issue certificates representing ownership of shares. All shares purchased will be confirmed and credited to investors' accounts on the books maintained by the Adviser or its agents for the relevant Fund.



(14)  PROSPECTUS

      REDEMPTION
      OF SHARES

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. Payment for redeemed shares for which a redemption order is received by the transfer agent prior to 4:30 p.m. Eastern time for either Fund on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after the time stated above on a Business Day is normally made in federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow The Bank of New York to most effectively manage each Fund, investors are urged to initiate redemptions of shares as early in the day as possible and to notify the transfer agent at least one day in advance of redemptions in excess of $5 million. The Funds reserve the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. Investors in Hamilton Shares are automatically entitled to redeem shares, without charge, by telephone, unless they notify the transfer agent in writing that they do not wish to use this telephone privilege.

     None of the Funds, the Distributor, the transfer agent or the Funds' other service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds and their service contractors will use such procedures as they consider reasonable as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that the Funds or their service contractors do not use reasonable procedures to form their belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions as are fraudulent or unauthorized.

     Redemption orders submitted directly to the transfer agent without the assistance of a broker-dealer or other person, and orders submitted by the Distributor for its brokerage customers, are processed without charge. Broker-dealers (other than the Distributor) and others who process redemption orders on behalf of their customers may charge a fee for their services.

     The Funds may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. The Funds reserve the right to redeem Hamilton Shares in any account at their net asset value if the value of the account is less than $500,000 as a result of redemptions. The shareholder having the account will first be notified in writing that its account has a value of less than $500,000 and will be allowed 60 days to make additional investments to bring the value of its account to $500,000 before the redemption is processed by the Fund. In addition, the Funds may redeem Hamilton Shares under certain special circumstances described in the Statement of Additional Information under 'Redemption of Shares'.



                                                               PROSPECTUS  (15)

     Hamilton Shares may be redeemed through procedures established by The Bank of New York in connection with certain of its customer accounts. In many instances, these procedures will include instructions under which Hamilton Shares are redeemed automatically in amounts necessary to maintain a specific previously agreed upon balance in the customer's account at The Bank of New York. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures. Similar arrangements may also be available from Shareholder Organizations other than The Bank of New York.

       EXCHANGE
       OF SHARES


An investor may exchange shares between the Funds described in this prospectus and any other fund in the BNY Hamilton Family of Funds described in the relevant prospectuses for the Equity Funds, the Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds.


     Shareholders of either Fund must request and obtain a current copy of the relevant prospectus before exchanging their investment in the Money Fund or the Treasury Money Fund for an initial investment in one of the other members of the BNY Hamilton Family of Funds. Investors considering such an exchange of shares are urged to read the relevant prospectus carefully prior to exchange.


     For details regarding an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative for details.



     An exchange may be made for Investor Shares of any other BNY Hamilton Fund, so long as the shares to be exchanged have a value of at least $500, and the shares to be purchased in the exchange may legally be sold in the state of the investor's residence. If a shareholder is establishing a NEW account by exchange, shares of the specific Fund being exchanged must have a value at least equal to the minimum initial investment required by the specific Fund into which the exchange is being made (currently $2,000 for Investor Shares for each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds). Shares will be exchanged on the basis of relative net asset value per share.


     An investment in the Money Fund or Treasury Money Fund automatically entitles an investor to use the exchange privilege unless he or she indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use this privilege. The relevant prospectuses for the other portfolios of the BNY Hamilton Family of Funds into which an exchange is being made may be obtained from the investor's Service Organization or the Distributor. A shareholder may exchange shares by telephone by calling the transfer agent at 1-800-952-6276. Telephone privileges will be suspended for a period of ten days following a change of address. See 'Redemption of Shares' in the Statement of Additional Information for a description of the Funds' policy regarding responsibility for telephone instructions. An investor desiring to use the exchange privilege should read the Statement of Additional Information and consult his or her Service Organization or the Distributor for further information applicable to use of the exchange privilege. The BNY Hamilton Family of Funds reserves the right to reject any


(16)  PROSPECTUS
exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination except where notice is not required under regulations of the Securities and Exchange Commission.

     Exchanges are in effect redemptions from one member of the BNY Hamilton Family of Funds and purchases of another member of the BNY Hamilton Family of Funds and the usual purchase and redemption procedures and requirements are applicable to exchanges. Also see 'Purchase of Shares' and 'Redemption of Shares' in this prospectus and the other prospectuses.

       DIVIDENDS AND
       DISTRIBUTIONS


The net investment income for Hamilton Shares of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.



     The net investment income of Hamilton Shares of each Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of Hamilton Shares of each Fund will begin earning dividends on the Business Day their purchase is effective. See 'Purchase of Shares' and 'Redemption of Shares'. The Directors may, without action by the shareholders, revise the dividend policy or postpone the payment of a dividend by a Fund if it incurs or anticipates any large unexpected expense, loss or fluctuation in net assets that in the Directors' opinion might have a significant adverse effect on shareholders.



     Dividends on shares of each Fund generally are determined in the same manner regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares (not included herein) bear the fees paid to their respective

Shareholder Organizations. In addition, Hamilton Classic Shares of the Money Fund bear 12b-1 fees, and each class of shares bears certain other miscellaneous 'class specific expenses' (i.e., certain registration and transfer agency expenses).


     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

     The Funds do not expect to realize long-term capital gains or losses. However, should a Fund do so, any net realized gains will be distributed at least annually.


                                                               PROSPECTUS  (17)

      NET ASSET
      VALUE


Net asset value per share for the Hamilton Shares of each Fund will be determined by subtracting from the value of the relevant Fund's total assets attributable to that class the amount of such Fund's liabilities attributable to shares of that class, dividing the remainder by the number of outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. Each Fund will value its portfolio securities using the amortized cost method. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal will be attained. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities of the Funds.



     Each Fund computes the net asset value of the Hamilton Shares once daily on Monday through Friday, except that the net asset value need not be computed on a day in which no orders to purchase or redeem Hamilton Shares have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. Each Fund will compute net asset value of its respective classes at 4:30 P.M. Eastern time.


      ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:


                                                                      NUMBER OF
               NAME OF FUND AND CLASSES THEREOF                   SHARES AUTHORIZED
-----------------------------------------------------------------------------------
BNY Hamilton Money Fund--Hamilton Shares.......................     3,000,000,000
BNY Hamilton Treasury Money Fund--Hamilton Shares..............     2,000,000,000

     The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and the Fund's shares have no preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the relevant Fund generally, including matters relating to the relevant Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class.

(18)  PROSPECTUS

     Shares offered hereby must be fully-paid upon issuance and thereafter will be non- assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. The Funds do not intend to hold meetings of shareholders. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.

     BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.

         TAXES

The following discussion of federal tax consequences is based on the United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.

     Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.


     Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held their shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions will not be eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.


     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, A FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.

                                                               PROSPECTUS  (19)

      ADDITIONAL
      INFORMATION


The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries should be addressed to the specific Fund as follows:


                               BNY Hamilton Funds
                                P. O. Box 163310
                            Columbus, OH 43216-3310


     The Funds may make historical performance information available and may advertise yield and effective yield as those terms are defined in the Statement of Additional Information under Performance Data. The yield for the Hamilton Shares of each Fund may be compared to the yield of other mutual funds with similar investment objectives and services and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield for the Hamilton Shares of each Fund may be compared to Money Fund Report, a service of IBC Financial Data, Inc. Yield data as reported in national financial publications, including but not limited to Money, Forbes, Barrons, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing each Fund's yield. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at (1-800-4BNY-FND).


(20)  PROSPECTUS

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

BNY HAMILTON MONEY MARKET FUNDS--
HAMILTON PREMIER SHARES

125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)


BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges, exchange or redemption fees. This Prospectus describes two (2) money market funds (individually, a 'Fund' and collectively, the 'Funds') offered by the BNY Hamilton Family of Funds.


---------------------------------------------------------------------------------------
FUND              OBJECTIVE                              FOR INVESTORS SEEKING
---------------------------------------------------------------------------------------
BNY HAMILTON      To earn as high a level of current     Daily dividends, liquidity,
MONEY FUND        income as is consistent with           and relatively low risk
                  preservation of capital and
                  maintenance of liquidity by investing
                  principally in high quality money
                  market instruments
---------------------------------------------------------------------------------------
BNY HAMILTON      To earn as high a level of current     Daily dividends, liquidity,
TREASURY MONEY    income as is consistent with           and relatively low risk
FUND              preservation of capital and
                  maintenance of liquidity by investing
                  solely in short-term obligations of
                  the United States Treasury and
                  repurchase agreements fully
                  collateralized by obligations of the
                  United States Treasury
---------------------------------------------------------------------------------------

INVESTMENTS IN EITHER FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR INSURED BY THE BANK OF NEW YORK, AND THE SHARES IN EITHER FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH BOTH FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO DO SO.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds before investing and should be retained for future reference. Additional information about the Funds or other funds within the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds,

Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, New York 10019, Attention:
BNY Hamilton Funds, Inc. (1-800-4BNY-FND).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 The date of this Prospectus is April 30, 1998     5/98 BNY-0088


PROSPECTUS

                      [This page intentionally left blank]

      SUMMARY OF CLASSES AND SERVICES AVAILABLE
      FOR BNY HAMILTON MONEY MARKET FUNDS

----------------------------------------------------------------------------------------
INVESTMENT                       FOR INVESTORS SEEKING (1)            SERVICES PROVIDED
----------------------------------------------------------------------------------------
HAMILTON PREMIER SHARES          Daily dividends and liquidity    * Wire order processing
(INSTITUTIONAL                   through a sweep facility         * Detailed statements sent to
INVESTORS ONLY)                                                     you directly each month
                                                                  * Confirmation statements
                                                                    mailed to you after each
                                                                    transaction
                                                                  * Automatic investment of
                                                                    assets via a 'sweep' facility,
                                                                    pursuant to specific
                                                                    preauthorized instructions

------------------------------

(1) Investors are cautioned that investments in the Funds offered hereby are not FDIC insured.
                                                                    PROSPECTUS

TABLE
OF
CONTENTS
--------------------------------------------------------------------------------

Fee Table                                                            1
--------------------------------------------------------------------
Financial Highlights                                                 3
--------------------------------------------------------------------
Investment Objectives and Policies                                   5
--------------------------------------------------------------------
Description of Securities                                            5
--------------------------------------------------------------------
Additional Investment Information and Risk Considerations            8
--------------------------------------------------------------------
Investment Restrictions                                             10
--------------------------------------------------------------------
Management of the Funds                                             11
--------------------------------------------------------------------
Fund and Other Shareholder Services--General                        12
--------------------------------------------------------------------
Shareholder Services                                                14
--------------------------------------------------------------------
Purchase of Shares                                                  15
--------------------------------------------------------------------
Redemption of Shares                                                16
--------------------------------------------------------------------
Exchange of Shares                                                  17
--------------------------------------------------------------------
Dividends and Distributions                                         18
--------------------------------------------------------------------
Net Asset Value                                                     19
--------------------------------------------------------------------
Organization                                                        20
--------------------------------------------------------------------
Taxes                                                               20
--------------------------------------------------------------------
Additional Information                                              21
--------------------------------------------------------------------

PROSPECTUS

      FEE
      TABLE

The following table illustrates that investors in the Funds will incur no shareholder transaction expenses; their investments will be subject only to the annual operating expenses set forth below.


                                                                   BNY HAMILTON
                                                 BNY HAMILTON        TREASURY
                                                  MONEY FUND        MONEY FUND
                                                   HAMILTON          HAMILTON
                                                PREMIER SHARES    PREMIER SHARES
                                                --------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases............        None              None
  Sales Load Imposed on Reinvested
    Dividends................................        None              None
  Deferred Sales Load........................        None              None
  Redemption Fees............................        None              None
  Exchange Fees..............................        None              None
ANNUAL FUND OPERATING EXPENSES
  (AFTER LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE DAILY NET
  ASSETS)
  Management Fees (After Limitations)........         .20%              .16%
  12b-1 Fees.................................         .00%              .00%
  Shareholder Servicing Fees.................         .25%              .25%
  Other Expenses.............................         .06%              .11%

                                                --------------------------------
  Total Fund Operating Expenses (After
    Limitations).............................         .51%              .52%
                                                --------------------------------
                                                --------------------------------
  EXAMPLE:
    An investor would pay the following
      expenses on a $1,000 investment,
      assuming
      (1) 5% annual return and
      (2) redemption at the end of each time
          period:





                                                                   BNY HAMILTON
                                                 BNY HAMILTON        TREASURY
                                                  MONEY FUND        MONEY FUND
                                                   HAMILTON          HAMILTON
                                                PREMIER SHARES    PREMIER SHARES
                                                --------------------------------
  1 year.....................................         $ 5               $ 5
  3 years....................................         $16               $17
  5 years....................................         $29               $29
  10 years...................................         $64               $65


                                                                  PROSPECTUS (1)

     This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. The Adviser (as defined in 'Management of the Funds') has agreed to limit expenses of BNY Hamilton Treasury Money Fund to .52% of average daily net assets of its Hamilton Premier Shares. Had expenses not been limited, Management Fees would have been .20% of the Hamilton Premier Shares of BNY Hamilton Treasury Money Fund, and Total Fund Operating Expenses would have been .56%. Expenses are not limited by the Adviser with respect to BNY Hamilton Money Fund. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services--General--Fee Waivers'.


     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see 'Management of the Fund' and 'Fund and Other Shareholder Services - General'. In connection with the example, please note that $1,000 is less than the minimum initial investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.

(2) PROSPECTUS

      FINANCIAL
      HIGHLIGHTS


The following selected financial data of Hamilton Premier Shares of BNY Hamilton Money Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                                                    HAMILTON PREMIER SHARES
                                       --------------------------------------------------
                                                                               FOR THE
                                                                                PERIOD
                                                                              AUGUST 15,
                                                                                1994*
                                            YEAR ENDED DECEMBER 31,            THROUGH
                                       ----------------------------------    DECEMBER 31,
                                         1997         1996         1995          1994
                                       --------------------------------------------------
PER SHARE DATA:
Net asset value at beginning of
  period.............................. $   1.00     $   1.00     $   1.00      $   1.00
                                       --------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................    0.051        0.049        0.054         0.017
                                       --------------------------------------------------
DIVIDENDS
Dividends from net investment
  income..............................   (0.051)      (0.049)      (0.054)       (0.017)
                                       --------------------------------------------------
Net asset value at end of period...... $   1.00     $   1.00     $   1.00      $   1.00
                                       --------------------------------------------------
                                       --------------------------------------------------
TOTAL RETURN:.........................     5.19%        5.03%        5.54%         1.69%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's
  omitted)............................ $688,339     $463,759     $340,163      $107,799
Ratio to average net assets of:
  Expenses............................     0.51%        0.53%        0.54%         0.61%***
  Net investment income...............     5.09%        4.91%        5.40%         4.40%***


------------------------------
  * Commencement of investment operations.
 ** Not annualized.
*** Annualized.

Further information about the performance of the BNY Hamilton Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.

                                                                  PROSPECTUS (3)

The following selected financial data of Hamilton Premier Shares of BNY Hamilton Treasury Money Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                                                                      HAMILTON
                                                                       PREMIER
                                                                       SHARES
                                                                  -----------------
                                                                   FOR THE PERIOD
                                                                      APRIL 1,
                                                                        1997*
                                                                       THROUGH
                                                                    DECEMBER 31,
                                                                        1997
                                                                  -----------------
PER SHARE DATA:
Net asset value at beginning of period.........................       $    1.00
                                                                       --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..........................................           0.038
                                                                       --------
DIVIDENDS
Dividends from net investment income...........................          (0.038)
                                                                       --------
Net asset value at end of period...............................       $    1.00
                                                                       --------
                                                                       --------
TOTAL RETURN:..................................................            3.83%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)....................       $ 183,895
Ratio to average net assets of:
  Expenses, net of waiver from The Bank of New York............            0.50%***
  Expenses, prior to waiver from The Bank of New York..........            0.56%***
  Net investment income, net of waiver from The Bank of New
    York.......................................................            5.06%***



------------------------------

 * Commencement of investment operations.


 ** Not annualized.


*** Annualized.



Further information about the performance of BNY Hamilton Treasury Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


(4) PROSPECTUS

      INVESTMENT OBJECTIVES
      AND POLICIES

The investment objective of each of the Funds is described below, together with the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that the Funds will attain its investment objective.

INTRODUCTION

The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). Each Fund is considered a separate pool of assets with its own distinctive investment objective and policies, as described below.

BNY HAMILTON MONEY FUND
(The 'Money Fund')

The Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.

BNY HAMILTON TREASURY MONEY FUND
(The 'Treasury Money Fund')

The Treasury Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury.


     Each Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days and will only purchase securities having a remaining maturity of 397 days or less.

     Because each Fund only invests in high quality money market securities (limited, in the case of the Treasury Money Fund, to U.S. Government Securities, see 'Additional Investment Information and Risk Considerations'), the Funds may not be able to achieve as high a level of current income under all market conditions as would be possible if they were permitted to invest in lower quality and longer term securities, which generally are less liquid, have greater market risk and are subject to more fluctuation of market value.

       DESCRIPTION
       OF SECURITIES

UNITED STATES GOVERNMENT OBLIGATIONS

The Treasury Money Fund will, and the Money Fund may, invest in obligations issued or guaranteed by the United States Government or, in the case of the Money Fund, by its agencies or instrumentalities. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury bonds and obligations of the Government National Mortgage

                                                                  PROSPECTUS (5)

Association, the Farmers Home Administration and the Export-Import Bank. Obligations issued or guaranteed by federal agencies or instrumentalities are not always backed by the 'full faith and credit' of the United States. The Money Fund may invest in obligations that are not backed by the full faith and credit of the United States and, in the case of such investments, the Money Fund must look principally to the agency issuing or guaranteeing the obligations for legitimate repayment. Securities in which the Money Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Federal National Mortgage Association, the Tennessee Valley Authority, the Federal Farm Credit System and Federal Home Loan Banks. A Fund may also invest in component parts of United States Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. Certain arrangements by which such components are offered have been created by private sponsors, such as investment banks and securities dealers, and are not United States Government securities.

BANK OBLIGATIONS

As is consistent with its credit quality parameters, the Money Fund may invest in high quality negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers. Investments in such obligations will be limited, at the time of investment, to the obligations of domestic banks that are subject to regulatory supervision by the United States Government or state governments, and the obligations of foreign banks with branches or agencies in the United States.


     Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions. For more information about foreign investments, see 'Additional Investment Information and Risk Considerations--Foreign Investment Risk'.

     The Money Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank, the Inter-American Development Bank and the European Investment Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

COMMERCIAL PAPER

The Money Fund may invest in high quality commercial paper issued by domestic issuers. The Money Fund may also invest in the commercial paper of foreign issuers provided the commercial paper is United States dollar-denominated. For more information about foreign investments, see 'Additional Investment Information and Risk Considerations--Foreign Investment Risk'.

(6) PROSPECTUS

REPURCHASE AGREEMENTS

Each Fund may invest in securities generally referred to as repurchase agreements, provided the agreements are entered into with dealers meeting credit criteria established by the Board of Directors of BNY Hamilton Funds, Inc. (the 'Directors'), monitored by each Fund's investment adviser and fully collateralized by (i) United States Government (and, in the case of the Money Fund, United States agency or instrumentality) obligations or (ii) in the case of the Money Fund, other securities rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations ('NRSROs') at the time of purchase. See 'Quality Information' for a further description of certain NRSROs. Also see 'Additional Investment Information and Risk Considerations--Repurchase Agreements' for a discussion of further risks associated with repurchase agreements.

CORPORATE BONDS AND NOTES

The Money Fund may invest in high quality corporate bonds and notes issued by United States corporations. The Money Fund may also invest in the bonds of foreign issuers provided the bonds are United States dollar-denominated and are not subject to foreign withholding tax.

FOREIGN GOVERNMENT OBLIGATIONS


The Money Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions, provided the short-term obligations are United States dollar-denominated. For the purpose of applying the Money Fund's fundamental concentration policy, it will consider each sovereign government, together with all of its agencies, instrumentalities, authorities and political subdivisions, as being engaged in the same industry. See 'Investment Restrictions'.

QUALITY INFORMATION


Each Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Directors, present minimal credit risks and are 'First Tier Securities' (as defined in Rule 2a-7 promulgated under the 1940 Act) at the time of acquisition. The term 'First Tier Securities' generally includes securities rated by the requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such ratings with respect to other comparable short-term debt securities and comparable unrated securities. Requisite NRSROs means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuers, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the respective Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. The ratings categories of Standard & Poor's and Moody's Investors Service are described in the Appendix to the Statement of Additional Information. The Money Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for United States government securities.


                                                                  PROSPECTUS (7)

      ADDITIONAL INVESTMENT
      INFORMATION AND
      RISK CONSIDERATIONS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Money Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Money Fund until settlement. The Money Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States government securities or other liquid, high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Money Fund is relying on the other party to consummate the transaction; if the other party fails to do so, the Money Fund may be disadvantaged. It is the current policy of the Money Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS

Both Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Directors. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions'.

REVERSE REPURCHASE AGREEMENTS

The Money Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Money Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Money Fund. The Money Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Money Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its

(8) PROSPECTUS
total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Money Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States Government securities or other liquid, high-grade debt securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share for each class of shares. Reverse repurchase agreements also involve the risk that the market value of the securities retained by the Money Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Money Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Money Fund's obligation to repurchase the securities.

FOREIGN INVESTMENT RISK

The Money Fund may invest in certain foreign securities, as described in 'Description of Securities'. Investments in obligations of foreign issuers, foreign sovereign governments, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. For example, there may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic institutions. There may be also be less government supervision than in the United States. Foreign markets have substantially less trading volume than domestic markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs in foreign markets are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to investments the Money Fund may make in securities of domestic institutions. Additional risks include the potential impact of adverse future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of one or more foreign issuers or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. The Money Fund's investment adviser takes these foreign investment risks into consideration when making investment decisions.

VARIABLE AND FLOATING RATE INSTRUMENTS

While the Funds will generally only invest in securities that mature within 397 days of the date of purchase, the Money Fund may invest in variable and floating rate instruments that have stated final maturities in excess of 397 days if such instruments meet and comply with conditions established by the Securities and Exchange Commission.

                                                                 PROSPECTUS (9)

      INVESTMENT
      RESTRICTIONS

As the Funds are diversified series of a registered investment company, 75% of the assets of each Fund is subject to the following limitations: (a) the particular Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the particular Fund may not own more than 10% of the outstanding voting securities of any one issuer. Both Funds are subject to additional requirements governing money market funds that use the amortized cost method to value assets. These requirements generally prohibit the Funds from investing more than 5% of their respective total assets in the securities of any single issuer, except obligations of the United States

Government and its agencies and instrumentalities.


     Each Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of the Fund--i.e., they may only be changed with the approval of the holders of a majority of the relevant Fund's outstanding shares. Neither Fund may: (i) acquire any illiquid securities if, as a result, more than 10% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at time of borrowing) and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing; (iv) purchase securities while borrowing (including reverse repurchase agreements) exceeds 5% of its total assets; or (v) invest more than 25% of its assets in any one industry, except that the Fund may invest more than 25% of its assets in securities and other instrumentalities issued by banks and bank holding companies organized under the laws of the United States or any state thereunder.


     In addition, the Directors have adopted as an operating policy, which may not be changed without approval of a majority of the outstanding shares, that the Money Fund may not: (i) purchase any short-term debt securities unless such securities are rated as described in 'Description of Securities--Quality Information' or, if not so rated, securities determined to be of comparable quality in accordance with procedures established by the Directors; (ii) purchase securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended, including but not limited to securities that can be purchased pursuant to Rule 144A of said Act, and (iii) lend its securities. Restriction (iii) is also applicable to the Treasury Money Fund.

     For a more detailed discussion of the above investment restrictions, including a description of applicability to each Fund, see 'Investment Restrictions and Additional Information' in the Statement of Additional Information.

(10) PROSPECTUS

      MANAGEMENT
      OF THE FUNDS

DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide upon matters of general policy and review the actions of the investment adviser, administrator, distributor and other service providers to each Fund. The Statement of Additional Information contains the name and general business experience of each Director.

INVESTMENT ADVISER


The Bank of New York serves as each Fund's investment adviser (the 'Adviser'). The Adviser, which has its principal offices at 48 Wall Street, New York, New York 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.


     The Adviser will manage the investments of each Fund and will be responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .10% of average daily net assets of each Fund.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as administrator (the 'Administrator') to, and will assist generally in supervising the operations of, each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administration Agreement requires the Administrator to provide facilities, equipment and personnel to carry out administrative services for each Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent (as described in 'Fund and Other Shareholder Services--General--Transfer Agent'), supervising purchase and redemption orders (made via telephone, mail and direct deposit), and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws (also see 'Distributor' below). The Administrator is responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as the Funds are series of a Maryland corporation; see 'Organization'). The Administrator also assists in updating and printing the Funds' prospectus and statement of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to each Fund.

                                                                 PROSPECTUS (11)

     The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority,

The Bank of New York provides certain administrative functions for the Administrator. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.

     Each Fund pays administration fees that are accrued daily and payable monthly at the rate of .10% of average daily net assets of such Fund.

DISTRIBUTOR

In addition to acting as Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the
'Distributor').

     The Distributor will make a continuous offering of each Fund's shares and will bear the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, printed and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.

       FUND AND OTHER
       SHAREHOLDER SERVICES--GENERAL

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Fund's custodian. Each Fund has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, receives and disburses funds in connection with purchases and redemptions of the Fund's shares.

     The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value per share for the Hamilton Premier class of each Fund thereof and for maintaining the books and records of the Hamilton Premier class of each Fund.

TRANSFER AGENT

BISYS Fund Services, Inc. is the transfer agent for the Hamilton Premier class of shares of each Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. ('BISYS'). BISYS owns BNY Hamilton Distributors, Inc., the Funds' Administrator and Distributor. The transfer agent maintains the account records of shareholders of each Fund and administers the distribution of any dividends or distributions declared by the Funds.

(12) PROSPECTUS

SHAREHOLDER SERVICING PLAN


     BNY Hamilton Funds, Inc. has adopted Shareholder Servicing Plans (the 'Plans') pursuant to which Hamilton Premier Shares of the Money Fund and the Treasury Money Fund are sold to certain institutions ('Shareholder Organizations') that enter into servicing agreements ('Shareholder Servicing Agreements') with BNY Hamilton Funds, Inc. The Bank of New York and the Administrator have each entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares, and it is expected that other organizations, including certain affiliates of The Bank of New York and the Administrator, may enter into Shareholder Servicing Agreements in the future. The Shareholder Servicing Agreements require the Shareholder Organizations to provide support services to their customers ('Customers') who are beneficial owners of Hamilton Premier Shares in return for payment by the Fund of .25% (on an annualized basis) of the average daily net asset value of the Hamilton Premier Shares beneficially owned by Customers of the Shareholder Organizations. Holders of Hamilton Premier Shares will bear all fees payable to Shareholder Organizations for their services with respect to such shares.

     The services to be provided by each Shareholder Organization include the following: aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Distributor; providing Customers with a service that invests the assets of their other investment accounts in Hamilton Premier Shares automatically, pursuant to specific preauthorized instructions; processing dividend payments on behalf of Customers; providing information periodically to Customers regarding their position in Hamilton Premier Shares; arranging for bank wires; responding to Customer inquiries regarding services performed by the Shareholder Organizations; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; forwarding shareholder communications from the Funds to Customers; and other similar services as agreed to with the Funds.

     The Funds will accrue, as expenses, fees payable made pursuant to each Plan daily. The Shareholder Servicing Agreements require each Shareholder Organization to waive a portion of any payment such organization is entitled to receive pursuant to either Plan to the extent necessary to assure that the Plan payments required to be charged to the Fund's Hamilton Premier Shares on any day do not exceed the income to be accrued to such shares on that day. BNY Hamilton Funds, Inc. understands that Shareholder Organizations may charge fees to their Customers who are the beneficial owners of Hamilton Premier Shares in connection with their Customer accounts. These fees would be in addition to any amounts the Funds may pay a Shareholder Organization under a Shareholder Servicing Agreement. Under the terms of the Shareholder Servicing Agreements, Shareholder Organizations are required to disclose the compensation payable to them by a Fund and any other compensation payable by their Customers in connection with the investment of their assets in a Fund. Customers of Shareholder Organizations should read this Prospectus in conjunction with the terms governing their accounts with their Shareholder Organizations.

                                                                 PROSPECTUS (13)

     Conflict-of-interest restrictions may apply to an institution's receipt of compensation paid by a Fund in connection with the investment of fiduciary funds in Hamilton Premier Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Hamilton Premier Shares of either Fund.

     Banks may act as Shareholder Organizations. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Shareholder Organization, its shareholder clients would be permitted by the Funds to remain shareholders of a Fund and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In connection with the sale of Hamilton Premier Shares, the Funds obtain representations from Shareholder Organizations (including The Bank of New York and the Administrator) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

FEE WAIVERS

Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund (and each class thereof) bears the expenses incurred in its operation. From time to time during the course of the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund (or class thereof), while retaining the ability to be reimbursed by such Fund for such amount prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not requested to be paid to, or amounts are assumed by, the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser.

       SHAREHOLDER
       SERVICES

Hamilton Premier Shares of either Fund may be purchased by clients of The Bank of New York and other financial institutions (which may include banks) and their affiliates that have entered into Shareholder Servicing Agreements with BNY Hamilton Funds, Inc., on behalf of the Funds. Investors should contact their financial institution to determine if they are eligible to purchase Hamilton Premier Shares and to receive instructions for such purchase.

(14) PROSPECTUS

PURCHASES VIA PROCEDURES ESTABLISHED BY THE BANK OF NEW YORK


     Hamilton Premier Shares may be purchased through procedures established by The Bank of New York in connection with certain of its customer accounts. In many instances, these procedures will include instructions under which a customer's account is swept automatically on a daily basis, and amounts (federal funds) in excess of a minimum balance agreed to by The Bank of New York and its customer are invested in a Fund. The Funds expect that The Bank of New York will transmit orders on behalf of its customers for the purchase of Fund shares arising from this automatic investment program on the day after excess balances are swept for the Money Fund, and on the same day excess balances are swept for the Treasury Money Fund. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures. Similar arrangements may also be available from Shareholder Organizations other than The Bank of New York.

REGULAR REDEMPTION

Investors should contact their Shareholder Organization for appropriate instructions on redemption orders for Hamilton Premier Shares. While each Fund seeks to maintain the net asset value per Hamilton Premier Share at $1.00, there can be no assurance that it will be able to do so, and the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

       PURCHASE
       OF SHARES

Fund shares are sold at the net asset value per share next determined after receipt of a purchase order by the transfer agent. The Funds do not impose any fee for purchase orders placed directly with the transfer agent without the assistance of a broker-dealer. Broker-dealers (other than the Distributor) and others who process purchase orders on behalf of Customers may charge a fee for their services.

     Purchase orders for shares are accepted by a Fund only on a day on which both the New York Stock Exchange and the custodian are open for business (a 'Business Day'). As used herein, a 'Business Day' is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of a Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected.

     Purchase orders received by the transfer agent before 4:30 p.m. Eastern time on a Business Day for either Fund will be executed as of the times noted for the respective Fund, if payment is received by the times noted for the respective Fund. Orders received after the times noted for the respective Fund, and orders for which payment has not been received by the times noted for the respective Fund, will not be accepted. A Fund may in its discretion reject any order for shares. Payment for orders which are not received or paid for in a timely manner or

                                                                 PROSPECTUS (15)
are not accepted by a Fund will be returned after prompt notification to the sending institution. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase orders and redemption requests must be received.

     Payment for shares may be made only in federal funds or other funds immediately available to the transfer agent. Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten business days after purchase. The Funds reserve the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.

     Investors in Hamilton Premier Shares are automatically entitled to purchase additional Fund shares by telephone unless they notify the transfer agent in writing that they do not wish to use this telephone privilege. There is no charge for the telephone purchase privilege.

     The Distributor, from time to time, at its expense, will provide compensation to dealers in connection with sales of shares of any other funds in the BNY Hamilton Family of Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of any Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any series of BNY Hamilton Funds, Inc. or its shareholders.

     Federal regulations require that each investor provide a certified Taxpayer Identification Number (social security number for individuals) upon opening or reopening an account with a Fund. Investors should refer to the section entitled 'Taxes' for further information about this requirement.

     In the interest of economy and convenience and because of its operating procedures, the Funds will not issue certificates representing ownership of shares. All shares purchased will be confirmed and credited to investors' accounts on the books maintained by the Adviser or its agents for the relevant Fund.

         REDEMPTION
         OF SHARES

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. Payment for redeemed shares for which a redemption order is received by the transfer agent prior to 4:30 p.m. Eastern time for either Fund on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after the time stated above on a Business Day is normally made in federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow The

Bank of New York to most effectively manage each Fund, investors are urged to initiate redemptions of

(16) PROSPECTUS
shares as early in the day as possible and to notify the transfer agent at least one day in advance of redemptions in excess of $5 million. The Funds reserve the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. Investors in Hamilton Premier Shares are automatically entitled to redeem shares, without charge, by telephone, unless they notify the transfer agent in writing that they do not wish to use this telephone privilege.

     None of the Funds, the Distributor, the transfer agent or the Funds' other service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds and their service contractors will use such procedures as they consider reasonable as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that the Funds or their service contractors do not use reasonable procedures to form their belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions as are fraudulent or unauthorized.

     Redemption orders submitted directly to the transfer agent without the assistance of a broker-dealer or other person, and orders submitted by the Distributor for its brokerage customers, are processed without charge. Broker-dealers (other than the Distributor) and others who process redemption orders on behalf of their customers may charge a fee for their services.

     The Funds may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. The Funds reserve the right to redeem Hamilton Premier Shares in any account at their net asset value if the value of the account is less than $500,000 as a result of redemptions. The shareholder having the account will first be notified in writing that its account has a value of less than $500,000 and will be allowed 60 days to make additional investments to bring the value of its account to $500,000 before the redemption is processed by the Fund. In addition, the Funds may redeem Hamilton Premier Shares under certain special circumstances described in the Statement of Additional Information under 'Redemption of Shares'.

     Hamilton Premier Shares may be redeemed through procedures established by The Bank of New York in connection with certain of its customer accounts. In many instances, these procedures will include instructions under which Hamilton Shares and Hamilton Premier Shares are redeemed automatically in amounts necessary to maintain a specific previously agreed upon balance in the customer's account at The Bank of New York. This Prospectus should be read in conjunction with any material provided by The Bank of New York regarding such procedures. Similar arrangements may also be available from Shareholder

Organizations other than The Bank of New York.

       EXCHANGE
       OF SHARES


An investor may exchange shares between the Funds described in this prospectus and any other fund in the BNY Hamilton Family of Funds described in the relevant prospectuses for the Equity Funds, the Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds.


                                                                 PROSPECTUS (17)

     Shareholders of either Fund must request and obtain a current copy of the relevant prospectus before exchanging their investment in the Money Fund or the Treasury Money Fund for an initial investment in one of the other members of the BNY Hamilton Family of Funds. Investors considering such an exchange of shares are urged to read the relevant prospectus carefully prior to exchange.


     For details regarding an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative for details.



     An exchange may be made for Investor Shares of any other BNY Hamilton Fund, so long as the shares to be exchanged have a value of at least $500, and the shares to be purchased in the exchange may legally be sold in the state of the investor's residence. If a shareholder is establishing a NEW account by exchange, shares of the specific Fund being exchanged must have a value at least equal to the minimum initial investment required by the specific Fund into which the exchange is being made (currently $2,000 for Investor Shares for each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds). Shares will be exchanged on the basis of relative net asset value per share.


     An investment in the Money Fund or Treasury Money Fund automatically entitles an investor to use the exchange privilege unless he or she indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use this privilege. The relevant prospectuses for the other portfolios of the BNY Hamilton Family of Funds into which an exchange is being made may be obtained from the investor's Service Organization or the Distributor. A shareholder may exchange shares by telephone by calling the transfer agent at 1-800-952-6276. Telephone privileges will be suspended for a period of ten days following a change of address. See 'Redemption of Shares' in the Statement of Additional Information for a description of the Funds' policy regarding responsibility for telephone instructions. An investor desiring to use the exchange privilege should read the Statement of Additional Information and consult his or her Service Organization or the Distributor for further information applicable to use of the exchange privilege. The BNY

Hamilton Family of Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination except where notice is not required under regulations of the Securities and Exchange Commission.

     Exchanges are in effect redemptions from one member of the BNY Hamilton Family of Funds and purchases of another member of the BNY Hamilton Family of Funds and the usual purchase and redemption procedures and requirements are applicable to exchanges. Also see 'Purchase of Shares' and 'Redemption of Shares' in this prospectus and the other prospectuses.

         DIVIDENDS AND
         DISTRIBUTIONS


The net investment income for Hamilton Premier Shares of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.


(18) PROSPECTUS

     The net investment income of Hamilton Premier Shares of each Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of Hamilton Premier Shares of each Fund will begin earning dividends on the Business Day their purchase is effective. See 'Purchase of Shares' and 'Redemption of Shares'. The Directors may, without action by the shareholders, revise the dividend policy or postpone the payment of a dividend by a Fund if it incurs or anticipates any large unexpected expense, loss or fluctuation in net assets that in the Directors' opinion might have a significant adverse effect on shareholders.


     Dividends on shares of each Fund generally are determined in the same manner regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares (not included herein) bear the fees paid to their respective Shareholder Organizations for those general services described under 'Fund and Other Shareholder Services--General-- Shareholder Servicing Plan'. In addition, Hamilton Classic Shares of the Money Fund bear 12b-1 fees, and each class of shares bears certain other miscellaneous 'class specific expenses' (i.e., certain registration and transfer agency expenses).


     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

     The Funds do not expect to realize long-term capital gains or losses. However, should a Fund do so, any net realized gains will be distributed at least annually.

         NET ASSET
         VALUE

Net asset value per share for the Hamilton Premier Shares of each Fund will be determined by subtracting from the value of the relevant Fund's total assets attributable to the Hamilton Premier Shares the amount of such Fund's liabilities attributable to shares of that class, dividing the remainder by the number of outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. Each Fund will value its portfolio securities using the amortized cost method. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal will be attained. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities of the Funds.

     Each Fund computes the net asset value of the Hamilton Premier Shares once daily on Monday through Friday, except that the net asset value need not be computed on a day in which no orders to purchase or redeem Hamilton Premier Shares have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. Each Fund will compute net asset value of its respective classes at 4:30 P.M. Eastern time.

                                                                 PROSPECTUS (19)

         ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:

                                                                      NUMBER OF
               NAME OF FUND AND CLASSES THEREOF                   SHARES AUTHORIZED
-----------------------------------------------------------------------------------
BNY Hamilton Money Fund--Hamilton Premier Shares...............     3,000,000,000
BNY Hamilton Treasury Money Fund--Hamilton Premier Shares......     2,000,000,000

     The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and the Fund's shares have no preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the relevant Fund generally, including matters relating to the relevant Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class. For example, to the extent shareholder votes are necessary, holders of Hamilton Premier Shares of either Fund will vote separately on matters pertaining to their respective shareholder servicing arrangements.

     Shares offered hereby must be fully-paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. The Funds do not intend to hold meetings of shareholders. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.

     BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.

         TAXES

The following discussion of federal tax consequences is based on the United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information. Annual

(20) PROSPECTUS
statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.



     Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.


     Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held their shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions will not be eligible for the dividends-received deduction.

     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, A FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.

         ADDITIONAL
         INFORMATION


The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries should be addressed to the specific Fund as follows:


                               BNY Hamilton Funds
                                P. O. Box 163310
                            Columbus, OH 43216-3310

                                                                 PROSPECTUS (21)

     The Funds may make historical performance information available and may advertise yield and effective yield as those terms are defined in the Statement of Additional Information under Performance Data. The yield for the Hamilton Premier Shares of each Fund may be compared to the yield of other mutual funds with similar investment objectives and services and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield for the Hamilton Premier Shares of each Fund may be compared to Money Fund Report, a service of IBC Financial Data, Inc. Yield data as reported in national financial publications, including but not limited to Money, Forbes, Barrons, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing each Fund's yield. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at (1-800-4BNY-FND).


22 PROSPECTUS

                      [This page intentionally left blank]

BNY HAMILTON MONEY FUND--
HAMILTON CLASSIC SHARES

125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)

BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges, exchange fees or redemption fees. This Prospectus describes BNY Hamilton Money Fund, offered by the BNY Hamilton Family of Funds.


--------------------------------------------------------------------------------------
FUND                      OBJECTIVE                     FOR INVESTORS SEEKING
--------------------------------------------------------------------------------------
BNY HAMILTON MONEY FUND   To earn as high a level of    Daily dividends, liquidity,
                          current income as is          and relatively low risk
                          consistent with preservation
                          of capital and maintenance
                          of liquidity by investing in
                          high quality money market
                          instruments
--------------------------------------------------------------------------------------


INVESTMENTS IN BNY HAMILTON MONEY FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR INSURED BY THE BANK OF NEW YORK, AND THE SHARES IN BNY HAMILTON MONEY FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH BNY HAMILTON MONEY FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing and should be retained for future reference. Additional information about the Fund or other funds within the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Fund's distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, New York 10019, Attention:
BNY Hamilton Funds, Inc. (1-800-4BNY-FND).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES

AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 The date of this Prospectus is April 30, 1998


                                                                5/98   BNY-0089
PROSPECTUS

                      [This page intentionally left blank]

      SUMMARY OF CLASSES AND SERVICES AVAILABLE
      FOR BNY HAMILTON MONEY FUND

----------------------------------------------------------------------------------------
INVESTMENT                          FOR INVESTORS SEEKING (1)            SERVICES PROVIDED
----------------------------------------------------------------------------------------
HAMILTON CLASSIC SHARES          Daily dividends and liquidity    * Wire order processing
(INDIVIDUAL AND INSTITUTIONAL    as an alternative investment     * Detailed statements sent to
INVESTORS)                                                        you directly each month
                                                                  * Confirmation statements
                                                                  mailed to you after each
                                                                    transaction
                                                                  * Automatic Investment Program
                                                                  * Direct Deposit Program (for
                                                                    individuals receiving income
                                                                    from the federal government,
                                                                    and for employees and
                                                                    retirees of The Bank of New
                                                                    York and its affiliates)
                                                                  * Automatic Withdrawal Program
                                                                  * Check Redemption
                                                                  * Individual Retirement Account
                                                                    ('IRAs')

------------------------------


(1) Investors are cautioned that investments in BNY Hamilton Money Fund offered hereby are not FDIC insured.



                                                                  PROSPECTUS

       TABLE
       OF
       CONTENTS
       -------------------------------------------------------------------------

Fee Table                                                         1
-----------------------------------------------------------------
Financial Highlights                                              3
-----------------------------------------------------------------
Investment Objectives and Policies                                3
-----------------------------------------------------------------
Description of Securities                                         4
-----------------------------------------------------------------
Additional Investment Information and Risk Considerations         6
-----------------------------------------------------------------
Investment Restrictions                                           8
-----------------------------------------------------------------
Management of the Fund                                            9
-----------------------------------------------------------------
Fund and Other Shareholder Services--General                     11
-----------------------------------------------------------------
Shareholder Services                                             14
-----------------------------------------------------------------
Purchase of Shares                                               18
-----------------------------------------------------------------
Redemption of Shares                                             19
-----------------------------------------------------------------
Exchange of Shares                                               20
-----------------------------------------------------------------
Dividends and Distributions                                      21
-----------------------------------------------------------------
Net Asset Value                                                  21
-----------------------------------------------------------------
Organization                                                     22
-----------------------------------------------------------------
Taxes                                                            22
-----------------------------------------------------------------
Additional Information                                           23
-----------------------------------------------------------------

PROSPECTUS

      FEE
      TABLE

The following table illustrates that investors in the BNY Hamilton Money Fund--Hamilton Classic Shares will incur no shareholder transaction expenses; their investments will be subject only to the annual operating expenses set forth below.


                                                         BNY HAMILTON MONEY FUND
                                                         HAMILTON CLASSIC SHARES
                                                         ------------------------
SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases......................            None
  Sales Load Imposed on Reinvested Dividends...........            None
  Deferred Sales Load..................................            None
  Redemption Fees......................................            None
  Exchange Fees........................................            None
ANNUAL FUND OPERATING EXPENSES:
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  Management Fees......................................             .20%
  12b-1 Fees...........................................             .25%
  Shareholder Servicing Fees...........................             .25%
  Other Expenses.......................................             .18%
                                                          ------------------------
  Total Fund Operating Expenses........................             .88%
                                                         ------------------------
                                                         ------------------------
  EXAMPLE
    An investor would pay the following expenses on a
       $1,000 investment, assuming (1) 5% annual return
       and (2) redemption at the end of each time
       period.



                                                         BNY HAMILTON MONEY FUND
                                                         HAMILTON CLASSIC SHARES
                                                         ------------------------
1 year.................................................            $  9
3 years................................................            $ 28
5 years................................................            $ 49
10 years...............................................            $109



                                                               PROSPECTUS (1)

     This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. Long-term shareholders of BNY Hamilton Money Fund Classic Shares may pay more than the economic equivalent of the maximum front-end sales load imposed on purchases permitted by the National Association of Securities Dealers, Inc. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services--General--Fee Waivers'.

     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see 'Management of the Fund' and 'Fund and Other Shareholder Services-- General'. In connection with the example, please note that $1,000 is less than the minimum initial investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.


(2) PROSPECTUS

      FINANCIAL
      HIGHLIGHTS

The following selected financial data of Hamilton Classic Shares of BNY Hamilton Money Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                                                          HAMILTON CLASSIC SHARES
                                                  ----------------------------------------
                                                                            FOR THE PERIOD
                                                                             DECEMBER 4,
                                                  YEAR ENDED DECEMBER           1995*
                                                          31,                  THROUGH

                                                  --------------------       DECEMBER 31,
                                                   1997         1996             1995
                                                  --------------------      --------------
PER SHARE DATA:
Net asset value at beginning of period.......     $  1.00      $  1.00         $   1.00
                                                  ----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................       0.047        0.046            0.004
                                                  ----------------------------------------
DIVIDENDS
Dividends from net investment income.........      (0.047)      (0.046)          (0.004)
                                                  ----------------------------------------
Net asset value at end of period.............     $  1.00      $  1.00         $   1.00
                                                  ----------------------------------------
                                                  ----------------------------------------
TOTAL RETURN:................................        4.80%        4.73%            0.40%**
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's
  omitted)...................................     $16,725      $13,478         $  3,098
Ratio to average net assets of:
  Expenses...................................        0.88%        0.82%            0.76%***
  Net investment income......................        4.71%        4.67%            5.18%***


------------------------------
  * Commencement of investment operations.
 ** Not annualized.
*** Annualized.

Further information about the performance of BNY Hamilton Money Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


       INVESTMENT OBJECTIVES
       AND POLICIES


The investment objective of BNY Hamilton Money Fund (the 'Fund') is described below, together with the policies the Fund will employ in its efforts to achieve its objective. There can be no assurance that the Fund will attain its investment objective.

INTRODUCTION

The Fund is an open-end management investment company (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). The Fund is considered a separate pool of assets with its own distinctive investment objective and policies, as described below.



                                                        PROSPECTUS  (3)

The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.

     The Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days and will only purchase securities having a remaining maturity of 397 days or less.

     Because the Fund only invests in high quality money market securities, the Fund may not be able to achieve as high a level of current income under all market conditions as would be possible if it were permitted to invest in lower quality and longer term securities, which generally are less liquid, have greater market risk and are subject to more fluctuation of market value.

       DESCRIPTION
       OF SECURITIES

UNITED STATES GOVERNMENT OBLIGATIONS

The Fund may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the 'full faith and credit' of the United States and in either case the Fund must look principally to the agency issuing or guaranteeing the obligations for legitimate repayment. Securities that are backed by the full faith and credit of the United States include Treasury Bills, Treasury Bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Federal National Mortgage Association, the Tennessee Valley Authority, the Federal Farm Credit System and Federal Home Loan Banks. The Fund may also invest in component parts of United States Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. Certain arrangements by which such components are offered have been created by private sponsors, such as investment banks and securities dealers, and are not United States Government securities.

BANK OBLIGATIONS

As is consistent with its credit quality parameters, the Fund may invest in high quality negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers. Investments in such obligations will be limited, at the time of investment, to the obligations of domestic banks that are subject to regulatory supervision by the United States Government or state governments, and the obligations of foreign banks with branches or agencies in the United States.

     Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the


(4) PROSPECTUS
seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions. For more information about foreign investments, see 'Additional Investment Information and Risk
Considerations--Foreign Investment Risk'.

     The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank, the Inter-American Development Bank and the European Investment Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

COMMERCIAL PAPER

The Fund may invest in high quality commercial paper issued by domestic and foreign issuers. The Fund may also invest in the commercial paper of foreign issuers provided it is United States dollar-denominated. For more information about foreign investments, see 'Additional Investment Information and Risk Considerations--Foreign Investment Risk'.

REPURCHASE AGREEMENTS

The Fund may invest in securities generally referred to as repurchase agreements, provided the agreements are entered into with dealers meeting credit criteria established by the Board of Directors of BNY Hamilton Funds, Inc. (the 'Directors'), monitored by the Fund's adviser and fully collateralized by (i) United States Government or Agency obligations or (ii) other securities rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations ('NRSROs') at the time of purchase. See 'Quality Information' for a further description of certain NRSROs. Also see 'Additional Investment Information and Risk Considerations--Repurchase Agreements' for a discussion of further risks associated with repurchase agreements.

CORPORATE BONDS AND NOTES

The Fund may invest in high quality corporate bonds and notes issued by United States corporations. The Fund may also invest in the bonds of foreign issuers provided the bonds are United States dollar-denominated and are not subject to foreign withholding tax.

FOREIGN GOVERNMENT OBLIGATIONS


The Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions, provided the short-term obligations are United States dollar-denominated. For the purpose of applying the Fund's fundamental concentration policy, the Fund will consider each sovereign government, together with all of its agencies, instrumentalities, authorities and political subdivisions, as being engaged in the same industry. See 'Investment Restrictions'.


                                                                PROSPECTUS (5)

QUALITY INFORMATION


The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Directors, present minimal credit risks and are 'First Tier Securities' (as defined in Rule 2a-7 promulgated under the 1940 Act) at the time of acquisition by the Fund. The term 'First Tier Securities' generally includes securities rated by the requisite NRSROs in the highest short-term rating categories, securities of issuers that have received such ratings with respect to other comparable short-term debt securities and comparable unrated securities. Requisite NRSROs means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, there are six NRSROs: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. A discussion of ratings categories is contained in the Appendix to the Statement of Additional Information. The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for United States government securities.


       ADDITIONAL INVESTMENT
       INFORMATION AND
       RISK CONSIDERATIONS

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States government securities or other liquid, high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments.


(6) PROSPECTUS

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Directors. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it on a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives, as collateral, securities with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions' below.

REVERSE REPURCHASE AGREEMENTS

The Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it on a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, United States Government securities or other liquid, high-grade debt securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

     If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. Reverse repurchase agreements also involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities.

                                                                PROSPECTUS (7)

FOREIGN INVESTMENT RISK

The Fund may invest in certain foreign securities, as described in the paragraphs above. Investments in obligations of foreign issuers, foreign sovereign governments, and in foreign branches of domestic banks involve somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic institutions. There may also be less government supervision than in the United States. Foreign markets have substantially less trading volume than domestic markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs in foreign markets are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to investments the Fund may make in securities of domestic institutions. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction may impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization, or expropriation of one or more foreign issuers or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

VARIABLE AND FLOATING RATE INSTRUMENTS

While the Fund will generally only invest in securities that mature within 397 days of the date of purchase, it may invest in variable and floating rate instruments that have stated final maturities in excess of 397 days if such instruments meet and comply with conditions established by the Securities and Exchange Commission.

       INVESTMENT
       RESTRICTIONS

As a diversified series of a registered investment company, 75% of the assets of the Fund is subject to the following limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. The Fund is subject to additional requirements governing money market funds that use the amortized cost method to value assets. These requirements generally prohibit the Fund from investing more than 5% of its total assets in the securities of any single issuer, except obligations of the United States Government and its agencies and instrumentalities.

(8) PROSPECTUS

     The Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of the Fund--i.e., they may only be changed with the approval of the holders of a majority of the Fund's outstanding shares. The Fund may not: (i) acquire any illiquid securities if, as a result, more than 10% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at time of borrowing) and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing; (iv) purchase securities while borrowing (including reverse repurchase agreements) exceeds 5% of its total assets; or (v) invest more than 25% of its assets in any one industry, except that the Fund may invest more than 25% of its assets in securities and other instrumentalities issued by banks and bank holding companies organized under the laws of the United States or any state thereunder.


     In addition, the Directors have adopted as an operating policy, which may not be changed without approval of a majority of the outstanding shares, that the Fund may not: (i) purchase any short-term debt securities unless such securities are rated as described in 'Description of Securities--Quality Information' or, if not so rated, securities determined to be of comparable quality in accordance with procedures established by the Directors; (ii) purchase securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended, including but not limited to securities that can be purchased pursuant to Rule 144A of said Act, and (iii) lend its securities.


     For a more detailed discussion of the above investment restrictions, see 'Investment Restrictions and Additional Information' in the Statement of Additional Information.



       MANAGEMENT
       OF THE FUND


DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide upon matters of general policy and review the actions of the investment adviser, administrator, distributor and other service providers to the Fund. The Statement of Additional Information contains the name and general business experience of each Director.

                                                                PROSPECTUS (9)

INVESTMENT ADVISER



The Bank of New York serves as the Fund's investment adviser (the 'Adviser'). The Adviser, which has its principal offices at 48 Wall Street, New York, New York 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.


     The Adviser will manage the investments of the Fund and will be responsible for all purchases and sales of the Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .10% of the Fund's average daily net assets.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as administrator (the 'Administrator') to, and will assist generally in supervising the operations of, the Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administration Agreement requires the Administrator to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent (as described in 'Fund and Other Shareholder Services--General--Transfer Agent'), supervising purchase and redemption orders (made via telephone, mail and direct deposit), and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws (also see 'Distributor' below). The Administrator is responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as the Fund is series of a Maryland corporation; see 'Organization'). The Administrator also assists in updating and printing the Fund's prospectus and statement of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of the Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Fund.

     The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York provides certain administrative functions for the Administrator. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.

     The Fund pays administration fees that are accrued daily and payable monthly at the rate of .10% of its average daily net assets.


(10) PROSPECTUS

DISTRIBUTOR


In addition to acting as Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of the Fund (the
'Distributor').


     The Distributor will make a continuous offering of the Fund's shares and will bear the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Fund (after such items have been prepared, printed and sent by the Fund at its expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the Fund's shares for sale to the public.

       FUND AND OTHER
       SHAREHOLDER SERVICES--GENERAL

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as the Fund's custodian. The Fund has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, receives and disburses funds in connection with purchases and redemptions of the Fund's shares.

     The Bank of New York also serves as the fund accounting agent for the Fund with responsibility for calculating the net asset value per share and for maintaining the books and records of the Fund.

TRANSFER AGENT

BISYS Fund Services, Inc. is the transfer agent for the Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. ('BISYS'). BISYS owns BNY Hamilton Distributors, Inc., the Funds' Administrator and Distributor. The transfer agent maintains the account records of shareholders of the Fund and administers the distribution of any dividends or distributions declared by the Fund.

DISTRIBUTION PLAN

The Directors have adopted a distribution plan ('12b-1 Plan') with respect to Hamilton Classic Shares of the Fund, which will permit of the Fund to pay the Distributor up to .25% per annum of the average daily net assets of such class. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of the above-noted shares.

                                                                PROSPECTUS (11)

The Hamilton Classic Shares of the Fund also bears the costs associated with implementing and operating its 12b-1 Plan (such as costs of printing and mailing service agreements). The items for which payments may be made under the 12b-1 Plan may constitute expenses of distributing the above-noted shares as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act.


     If, in any month, expenses reimbursable under the 12b-1 Plan exceeds .25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares of the Fund will not be charged any interest, carrying or other finance charges on any distribution or other expense incurred and not paid, nor will any unreimbursed expense be carried forward past the fiscal year in which it is incurred. As of December 31, 1997, there were no unreimbursed expenses associated with the 12b-1 Plan.


SHAREHOLDER SERVICING PLAN

BNY Hamilton Funds, Inc. has adopted a Shareholder Servicing Plan (the 'Plan') pursuant to which Hamilton Classic Shares of the Fund are sold to certain institutions ('Shareholder Organizations') that enter into servicing agreements ('Shareholder Servicing Agreements') with BNY Hamilton Funds, Inc. The Bank of New York and the Administrator have each entered into Shareholder Servicing Agreements with respect to Hamilton Classic Shares of the Fund, and it is expected that other organizations, including certain affiliates of The Bank of New York and the Administrator, may enter into Shareholder Servicing Agreements in the future. The Shareholder Servicing Agreements require the Shareholder Organizations to provide support services to their customers ('Customers') who are beneficial owners of Hamilton Classic Shares in return for payment by the Fund of .25% (on an annualized basis) of the average daily net asset value of the Hamilton Classic Shares beneficially owned by Customers of the Shareholder Organizations. Holders of Hamilton Classic Shares will bear all fees payable to Shareholder Organizations for their services with respect to such shares.

     The services to be provided by each Shareholder Organization include the following: aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Distributor; providing Customers with a service that invests the assets of their other investment accounts in Hamilton Classic Shares automatically, pursuant to specific preauthorized instructions; processing dividend payments on behalf of Customers; providing information periodically to Customers regarding their position in Hamilton Classic Shares; arranging for bank wires; responding to Customer inquiries regarding services performed by the Shareholder Organizations; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; forwarding shareholder communications from the Fund to Customers; and other similar services as agreed to with the Fund.

     The Fund will accrue, as expenses, fees payable made pursuant to the Plan daily. The Shareholder Servicing Agreements require each Shareholder Organization to waive a portion of any payment such organization is entitled to receive pursuant to the Plan to the extent necessary to assure that the Plan payments required to be charged to the Fund's Hamilton Classic Shares on any day do not exceed the income to be accrued to such shares on that day.

(12) PROSPECTUS

     BNY Hamilton Funds, Inc. understands that Shareholder Organizations may charge fees to their Customers who are the beneficial owners of Hamilton Classic Shares in connection with their Customer accounts. These fees would be in addition to any amounts the Fund may pay a Shareholder Organization under a Shareholder Servicing Agreement. Under the terms of the Shareholder Servicing Agreements, Shareholder Organizations are required to disclose the compensation payable to them by the Fund and any other compensation payable by their Customers in connection with the investment of their assets in the Fund. Customers of Shareholder Organizations should read this Prospectus in conjunction with the terms governing their accounts with their Shareholder Organizations.

     Conflict-of-interest restrictions may apply to an institution's receipt of compensation paid by a Fund in connection with the investment of fiduciary funds in Hamilton Classic Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in the Fund.

     Banks may act as Shareholder Organizations. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Shareholder Organization, its shareholder clients would be permitted by the Fund to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In connection with the sale of Hamilton Classic Shares, the Fund obtains representations from Shareholder Organizations (including The Bank of New York and the Administrator) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

FEE WAIVERS


Except as noted in this Prospectus and the Statement of Additional Information, the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund (and each class thereof) bears the expenses incurred in its operation. From time to time during the course of the Fund's fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of the Fund (or class thereof), while retaining the ability to be reimbursed by the Fund for such amount prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not requested to be paid to, or amounts are assumed by, the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser.

                                                                PROSPECTUS (13)

        SHAREHOLDER
        SERVICES

Hamilton Classic Shares of the Fund may be purchased directly from the Distributor, without any charge by the Fund. The minimum initial investment is $2,000 and the minimum subsequent investment is $100.

     An investor desiring to purchase shares by mail should complete an Account Application and mail the application and a check payable to 'BNY Hamilton Money Fund', to BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. All subsequent payments should be mailed to BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey 07101-0806. An investor desiring to purchase shares by wire should call the transfer agent at 1-800-952-6276 and place a purchase order. The investor's bank should be instructed to transmit immediately available funds by wire to The Bank of New York, ABA No. 021000018, BNY Hamilton Funds, DDA No. 8900275847, BNY Hamilton Money Fund for purchase of shares in the investor's name. It is important that the wire include the investor's name, address and tax identification number (social security number for individuals), indicate whether a new account is being established or a subsequent investment is being made to an established account and indicate the name of the Fund. If a subsequent investment is being made, the investor's Fund account number should be included. An investor should contact his or her bank for information on remitting funds in this manner, including any charges imposed by the bank for wiring funds.

     A fee will be imposed by the transfer agent if any check used for investment in an account does not clear. All payments should be in U.S. dollars and drawn on U.S. banks. Third party checks will not be accepted. Purchase orders in proper form are effected on a day in which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business (a 'Business Day') at the net asset value per share next determined after receipt by the transfer agent at its office of both an order and federal funds. Purchases will not be effected until payments made in other than federal funds are converted to federal funds, which is ordinarily within two business days of receipt.

TELETRADE PURCHASES

Although this privilege may not be used to make an initial purchase, an investment in Hamilton Classic Shares of the Fund automatically entitles an investor to purchase shares (minimum of $500 and maximum of $50,000 per transaction) without charge by telephone unless the investor indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use the TeleTrade privilege. Appropriate information concerning the investor's bank must be provided on the Account Application or in a subsequent signature guaranteed letter of instruction to the transfer agent before the TeleTrade privilege may be used. The proceeds will be transferred between the checking, NOW or bank money account designated in one of these documents and the investor's account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. TeleTrade purchases will be effected at the net asset value next determined after receipt of payment by the transfer agent. The Fund may modify this privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. An investor who has selected the TeleTrade privilege may request TeleTrade purchases by telephoning the transfer agent at 1-800-952-6276.

(14) PROSPECTUS

INDIVIDUAL RETIREMENT ACCOUNTS

Investors may purchase Hamilton Classic Shares of the Fund through an individual retirement account ('IRA') made available by BNY Hamilton Funds, Inc. For details regarding the purchase of Hamilton Classic Shares through an IRA, please call 1-800-4BNY-FND (1-800-426-9363). Investors are advised to consult their own legal counsel or tax adviser regarding these investments. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details as to eligibility, service fees and tax implications.


     Investors may also purchase an IRA made available by BNY Hamilton Funds, Inc. for any of the Equity Income Funds, the Taxable Fixed Income Funds, or BNY Hamilton Intermediate Tax-Exempt Fund. Investors are urged to read the prospectuses for those funds before investing or sending money.


AUTOMATIC INVESTMENT PROGRAM

The Fund also makes available an Automatic Investment Program, which permits an investor to purchase Hamilton Classic Shares (minimum $50 per transaction) at regular intervals selected by the investor. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking, bank money market or NOW account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. THE MINIMUM INITIAL INVESTMENT REQUIREMENT FOR INVESTORS ESTABLISHING AN AUTOMATIC INVESTMENT ACCOUNT IS $500.

To establish an Automatic Investment account, an investor must check the appropriate box and supply the necessary information on the Account Application or subsequently file a written request with the transfer agent. Such applications are available from the Distributor. An investor may cancel this privilege or change the amount of purchase at any time by mailing written notification to the transfer agent at BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310 and notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee is currently contemplated.

GOVERNMENT DIRECT DEPOSIT PROGRAM (SPECIFIC GUIDELINES FOR INVESTORS RECEIVING INCOME FROM THE FEDERAL GOVERNMENT)

If an investor receives federal salary, social security, or certain veteran's, military or other payments from the federal government, he or she is eligible for the Direct Deposit Program. With this Program, an investor may purchase Hamilton Classic Shares of the Fund (minimum of $100 and maximum of $50,000 per transaction) by having these payments automatically deposited into his or her Fund account. For instructions on how to enroll in the Direct Deposit Program, an investor should call the transfer agent at 1-800-952-6276. Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying the appropriate federal agency. Further, the Fund may terminate an investor's participation upon 30 days' notice to the investor.

                                                                PROSPECTUS (15)

EMPLOYEE DIRECT DEPOSIT PROGRAM (EMPLOYEES AND RETIREES OF THE BANK OF NEW YORK)

In certain circumstances, employees and retirees of The Bank of New York and its affiliates may purchase Hamilton Classic Shares of the Fund by having payments automatically deposited into their specific Fund account. Call 1-800-4BNY-FND (1-800-426-9363) for details. For employees and retirees of The Bank of New York and its affiliates, the minimum initial investment is $100 and the minimum subsequent investment is $25.

REGULAR REDEMPTION

An investor may redeem shares in any amount by sending a written request to the BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Redemption orders are effected upon receipt by the transfer agent at its office.

     Redemption requests must be signed by each shareholder, including each joint owner on redemption requests for joint accounts. A redemption request for
(i) an amount in excess of $50,000 per day (ii) any amount if the proceeds are to be sent elsewhere than to the address of record, and (iii) an amount of $50,000 or less if the address of record has not been on file with the transfer agent for a period of 60 days, must be accompanied by a signature guarantee. The guarantor of a signature must be a bank that is a member of the FDIC, a trust company, a member firm of a national securities exchange or other eligible guarantor institution. The transfer agent will not accept guarantees from notaries public. Guarantees must be signed by an authorized signatory of the guarantor institution and 'Signature Guaranteed' must appear with the signature.

TELETRADE REDEMPTIONS

An investor may redeem shares in the same manner and subject to the same limitations as described under 'TeleTrade Purchases' earlier in this section. An investment in Hamilton Classic Shares of the Fund automatically entitles an investor to redeem his or her shares by telephone unless it is indicated on the Account Application that he or she does not wish to use the TeleTrade privilege. In most cases redemption proceeds will be on deposit in the investor's account at a domestic financial institution which is an Automated Clearing House member bank two business days after receipt of the redemption request. An investor may also request the redemption proceeds be sent by check. Checks will be sent only to the registered owner(s) and only to the address of record. Telephone privileges will be suspended for a period of ten days following a change of address. An investor who has selected the TeleTrade privilege may request TeleTrade redemptions by telephoning the transfer agent at 1-800-952-6276. Neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as it considers reasonable as described in 'Redemption of Shares' in the Statement of Additional Information.

(16) PROSPECTUS

WIRE REDEMPTION

An investment in Hamilton Classic Shares of the Fund automatically entitles an investor to redeem shares by wire unless the investor indicates on the Account Application or in a subsequent signature guaranteed written notice to the transfer agent that he or she does not wish to use this method of redemption. Appropriate information concerning the investor's bank must be provided on the Account Application or in a subsequent signature guaranteed letter of instruction to the transfer agent before shares may be redeemed by wire. Shareholders may instruct the transfer agent to redeem shares on written, telegraphic, or telephone instructions from any person representing to be the investor and believed by the transfer agent to be genuine. The responsibility of the transfer agent and certain other parties for telephonic instruction believed to be genuine is discussed in 'TeleTrade Redemptions' earlier in this section. The proceeds of redemption will normally be wired in federal funds to the commercial bank specified by the investor in the Account Application. Redemption proceeds must be in an amount of at least $1,000, and may be subject to limits as to frequency and overall amount. Wire redemptions may be terminated or modified by the Fund at any time. A shareholder should contact his or her bank for information on any charges imposed by the bank in connection with the receipt of redemption proceeds by wire.

     During periods of substantial economic or market change, telephone wire redemptions may be difficult to implement. If an investor is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request in person to the transfer agent or by mail as described above under 'Regular Redemption'. For additional information concerning wire redemptions, see the Statement of Additional Information and the Account Application.

CHECK REDEMPTION

An investor may request on the Account Application that the Fund provide redemption checks ('Checks') drawn on the Hamilton Classic Shares. Checks will be sent only to the registered owner(s) and only to the address of record. The Account Application must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in the amount of $500 or more. Dividends are earned until the Check clears the Fund. When a Check is presented to the transfer agent for payment, the transfer agent, as the investor's agent, will cause the Fund to redeem a sufficient number of the investor's shares to cover the amount of the Check. There is no charge to the investor for the use of the Checks; however, the transfer agent will impose a charge for stopping payment of a Check upon the request of the investor, or if the transfer agent cannot honor a Check due to insufficient funds or other valid reasons. Because dividends accrue daily, Checks cannot be used to close an account, as a small balance is likely to result.

OTHER REDEMPTION INFORMATION

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the transfer agent of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if the shares to be redeemed have been purchased by check or TeleTrade, the Funds may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the Funds may

                                                                PROSPECTUS (17)
delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such shares. This procedure does not apply to situations where the Fund receives payment in cash or immediately available funds for the purchase of shares. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. An investor having purchased shares by wire must have filed an Account Application before any redemption requests can be honored.

     The Fund reserves the right to redeem accounts (other than non-working spousal IRA accounts) involuntarily, upon 60 days' written notice, if the account's net asset value falls below the $500 minimum balance as a result of redemptions. Accounts that fall below $500 solely as a result of market fluctuations will not be subject to redemption by the Fund.

AUTOMATIC WITHDRAWAL PLAN


Investors having a $5,000 minimum account balance may request withdrawal of a dollar amount in multiples of $50 on a monthly, quarterly, semi-annual or annual basis. At the investor's option, monthly withdrawals will be made on either the first or fifteenth day of the month and quarterly, semi-annual or annual withdrawals will be made on either the first or fifteenth day of the month selected. To participate in the automatic withdrawal plan, an investor must check the appropriate box and supply the necessary information on the Account Application which may be obtained from the Distributor or subsequently file a signature guaranteed written request with the transfer agent.


       PURCHASE
       OF SHARES

Fund shares are sold at the net asset value per share next determined after receipt of a purchase order by the transfer agent. The Fund does not impose any fee for purchase orders placed directly with the transfer agent without the assistance of a broker-dealer. Broker-dealers (other than the Distributor) and others who process purchase orders on behalf of Customers may charge a fee for their services.

     Purchase orders for shares are accepted by the Fund only on a day on which both the New York Stock Exchange and the custodian are open for business (a 'Business Day'). As used herein, a 'Business Day' is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. Purchase orders received by the transfer agent before 4:30 p.m. Eastern time on a Business Day for the Fund will be executed as of the times noted for the Fund, if payment is received by the times noted for the respective Fund. Orders received after the times noted for the Fund, and orders for which payment has not been received by the times noted for the Fund, will not be accepted. The Fund may in its discretion reject any order for shares. Payment for orders which are not received or paid for in a timely manner or are not accepted by the Fund will be returned after prompt notification to the sending institution. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase orders and redemption requests must be received.

(18) PROSPECTUS

     Payment for shares may be made only in federal funds or other funds immediately available to the transfer agent. Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten business days after purchase. The Fund reserves the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.

     Investors in Hamilton Classic Shares are automatically entitled to purchase additional Fund shares by telephone unless they notify the transfer agent in writing that they do not wish to use this telephone privilege. There is no charge for the telephone purchase privilege. For details concerning this privilege, see 'Shareholder Services--TeleTrade Purchases'.

     The Distributor, from time to time, at its expense, will provide compensation to dealers in connection with sales of shares of any other funds in the BNY Hamilton Family of Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of any Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any series of BNY Hamilton Funds, Inc. or its shareholders.

     Federal regulations require that each investor provide a certified Taxpayer Identification Number (social security number for individuals) upon opening or reopening an account with the Fund. Investors should refer to the section entitled 'Taxes' for further information about this requirement.

     In the interest of economy and convenience and because of its operating procedures, the Fund will not issue certificates representing ownership of shares. All shares purchased will be confirmed and credited to investors' accounts on the books maintained by the Adviser or its agents for each class of the Fund.

       REDEMPTION
       OF SHARES

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. Payment for redeemed shares for which a redemption order is received by the transfer agent prior to 4:30 p.m. Eastern time for the Fund on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after the time stated above on a Business Day is normally made in federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow The Bank of New York to most effectively manage the Fund, investors are urged to initiate redemptions of shares as early in the day as possible and to notify the transfer agent at least one day in advance of redemptions in excess of $5 million. The Fund reserves the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. Investors in Hamilton Classic Shares are automatically entitled to redeem shares, without charge, by telephone, unless they notify the transfer agent in writing that they do not wish to use this telephone privilege.

                                                                PROSPECTUS (19)

     None of the Fund, the Distributor, the transfer agent or the Fund's other service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund and its service contractors will use such procedures as they consider reasonable as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that the Fund or its service contractors does not use reasonable procedures to form their belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions as are fraudulent or unauthorized.

     Redemption orders submitted directly to the transfer agent without the assistance of a broker-dealer or other person, and orders submitted by the Distributor for its brokerage customers, are processed without charge. Broker-dealers (other than the Distributor) and others who process redemption orders on behalf of their customers may charge a fee for their services.

       EXCHANGE
       OF SHARES


An investor may exchange shares between the Hamilton Classic Shares and any other fund in the BNY Hamilton Family of Funds described in the relevant prospectuses for the Equity Funds, the Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds.


     Shareholders of the Fund must request and obtain a current copy of the relevant prospectus before exchanging their investment for an initial investment in one of the other members of the BNY Hamilton Family of Funds. Investors considering such an exchange of shares are urged to read the relevant prospectus carefully prior to exchange.


     An exchange may be made so long as the shares to be exchanged have a value of at least $500, and the shares to be purchased in the exchange may legally be sold in the state of the investor's residence. If a shareholder is establishing a NEW account by exchange, shares of the specific Fund being exchanged must have a value at least equal to the minimum initial investment required by the specific Fund into which the exchange is being made (currently $2,000 for Investor Shares for each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds). Shares will be exchanged on the basis of relative net asset value per share.


     An investment in the Fund automatically entitles an investor to use the exchange privilege unless he or she indicates on the Account Application or in a subsequent written notice to the transfer agent that he or she does not wish to use this privilege. The relevant prospectuses for the other portfolios of the BNY Hamilton Family of Funds into which an exchange is being made may be obtained from the investor's Service Organization or the Distributor. A shareholder may exchange shares by telephone by calling the transfer agent at 1-800-952-6276. Telephone privileges will be suspended for a period of ten days following a change of address. See 'Shareholder Services--TeleTrade Redemptions' for a description of the Fund's policy regarding responsibility for telephone instructions. An investor desiring to use the exchange privilege should read the Statement of Additional Information and consult his or her Service Organization or the Distributor for further information applicable to use of the exchange privilege. The BNY Hamilton Family of Funds reserves the right to reject any exchange request and the exchange privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination except where notice is not required under regulations of the Securities and Exchange Commission.

(20) PROSPECTUS

     Exchanges are in effect redemptions from one member of the BNY Hamilton Family of Funds and purchases of another member of the BNY Hamilton Family of Funds and the usual purchase and redemption procedures and requirements are applicable to exchanges. Also see 'Purchase of Shares' and 'Redemption of Shares' in this prospectus and the other prospectuses.

       DIVIDENDS
       AND DISTRIBUTIONS

The net investment income for the Hamilton Classic Shares of the Fund will be declared as dividends daily and paid monthly within five (5) Business Days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

     The net investment income of the Hamilton Classic Shares of the Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of the Hamilton Classic Shares of the Fund will begin earning dividends on the Business Day their purchase is effective. See 'Purchase of Shares' and 'Redemption of Shares'. The Directors may, without action by the shareholders, revise the dividend policy or postpone the payment of a dividend by the Fund if it incurs or anticipates any large unexpected expense, loss or fluctuation in net assets that in the Directors' opinion might have a significant adverse effect on shareholders.


     Dividends on shares of the Fund generally are determined in the same manner regardless of class, except that Hamilton Premier Shares (not included herein) and Hamilton Classic Shares bear the fees paid to their respective Shareholder Organizations for those general services described under 'Fund and Other Shareholder Services--General--Shareholder Servicing Plan'. In addition, Hamilton Classic Shares bear 12b-1 fees, and each class of shares bears certain other miscellaneous 'class specific expenses' (i.e., certain registration and transfer agency expenses).


     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     The Fund does not expect to realize long-term capital gains or losses. However, should the Fund do so, any net realized gains will be distributed at least annually.

       NET ASSET
       VALUE

Net asset value per share for the Hamilton Classic Shares of the Fund will be determined by subtracting from the value of the Fund's total assets attributable to the Hamilton Classic Shares the amount of the Fund's liabilities attributable to shares of that class, dividing the remainder by the number of outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. The Fund will value its portfolio securities using the amortized cost method. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal will be attained. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities of the Fund.

                                                                PROSPECTUS (21)

    The Fund computes the net asset value of the Hamilton Classic Shares once daily on Monday through Friday, except that the net asset value need not be computed on a day in which no orders to purchase or redeem Hamilton Classic Shares have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. The Fund will compute net asset value of its respective classes at 4:30 P.M. Eastern time.


       ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:


                                                                      NUMBER OF
                NAME OF FUND AND CLASS THEREOF                    SHARES AUTHORIZED
-----------------------------------------------------------------------------------
BNY Hamilton Money Fund--Hamilton Classic Shares...............     3,000,000,000


     The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and the Fund's shares have no preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the Fund generally, including matters relating to the Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class. For example, to the extent shareholder votes are necessary, holders of Hamilton Classic Shares of the Fund will vote separately on matters pertaining to their respective shareholder servicing arrangements and holders of Hamilton Classic Shares of the Fund will vote separately on matters relating to the class' distribution plan under Rule 12b-1.

     Shares offered hereby must be fully-paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. The Funds do not intend to hold meetings of shareholders. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.

     BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.

       TAXES

The following discussion of federal tax consequences is based on the United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information.

(22) PROSPECTUS

Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. As a regulated investment company, the Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.

     Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.


     Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable to shareholders of the Fund as long-term capital gains regardless of how long the shareholders have held their shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions will not be eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rae of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.


     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.

       ADDITIONAL INFORMATION

The Fund will send to its shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries should be addressed to the Fund as follows:

                               BNY Hamilton Funds
                                P. O. Box 163310
                            Columbus, OH 43216-3310

     The Fund may make historical performance information available and may advertise yield and effective yield as those terms are defined in the Statement of Additional Information under Performance Data. The yield for the Hamilton Classic Shares may be compared to the yield of other mutual funds with similar investment objectives and services and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yield for the Hamilton Classic Shares may be compared to Money Fund Report, a service of IBC Financial Data, Inc. Yield data as reported in national financial publications, including but not limited to Money, Forbes, Barrons, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Fund's yield. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at (1-800-4BNY-FND).

                                                                PROSPECTUS (23)

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

BNY HAMILTON EQUITY FUNDS

125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)

BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes four
(4) equity funds (individually, a 'Fund' and collectively, the 'Funds') offered by the BNY Hamilton Family of Funds.


---------------------------------------------------------------------------------------
FUND              OBJECTIVE                              FOR INVESTORS SEEKING
---------------------------------------------------------------------------------------
BNY HAMILTON      To provide long-term capital           Capital appreciation, higher
EQUITY INCOME     appreciation greater than the          than market average income
FUND              appreciation of, and yield greater     with relatively low volatility
                  than the yield of, the Standard &
                  Poor's 500 Index. Equal emphasis is
                  placed on attaining income and
                  capital appreciation
---------------------------------------------------------------------------------------
BNY HAMILTON      To provide long-term capital           Long-term growth with current
LARGE CAP GROWTH  appreciation by investing primarily    income being a secondary
FUND              in common stock and securities         objective
                  convertible to common stock; current
                  income is a secondary consideration
---------------------------------------------------------------------------------------
BNY HAMILTON      To provide long-term capital           Long-term growth; moderate to
SMALL CAP GROWTH  appreciation by investing primarily    high risk
FUND              in equity securities of small
                  domestic and foreign corporations
---------------------------------------------------------------------------------------
BNY HAMILTON      To provide long-term capital           Higher than market average
INTERNATIONAL     appreciation by investing primarily    long- term growth; high risk
EQUITY FUND       in equity securities of non- U.S.
                  issuers
---------------------------------------------------------------------------------------


INVESTMENTS IN ANY OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR INSURED BY, THE BANK OF NEW YORK, AND THE SHARES IN ANY OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN ANY OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



This Prospectus sets forth concisely the information that a prospective investor should know about the Funds before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, NY 10019, Attention: BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                 The date of this Prospectus is April 30, 1998  5/98    BNY-0090


PROSPECTUS

TABLE
OF
CONTENTS
--------------------------------------------------------------------------------

Fee Table                                                            1
--------------------------------------------------------------------
Financial Highlights                                                 5
--------------------------------------------------------------------
Investment Objectives and Policies                                   9
--------------------------------------------------------------------
Description of Securities                                           10
--------------------------------------------------------------------
Additional Investment Information and Risk Considerations           12
--------------------------------------------------------------------
Investment Restrictions                                             20
--------------------------------------------------------------------
Management of the Funds                                             21
--------------------------------------------------------------------
Summary of Shareholder Services                                     23
--------------------------------------------------------------------
Fund and Other Shareholder Services                                 24
--------------------------------------------------------------------
Purchase of Shares                                                  26
--------------------------------------------------------------------
Redemption of Shares                                                30
--------------------------------------------------------------------
Exchange of Shares                                                  32
--------------------------------------------------------------------
Dividends and Distributions                                         32
--------------------------------------------------------------------
Net Asset Value                                                     33
--------------------------------------------------------------------
Organization                                                        34
--------------------------------------------------------------------
Taxes                                                               35
--------------------------------------------------------------------
Additional Information                                              36
--------------------------------------------------------------------
Appendix A                                                          37
--------------------------------------------------------------------
Appendix B                                                          38
--------------------------------------------------------------------

                                                                   PROSPECTUS

      FEE
      TABLE

The following table illustrates the expenses an investor in any one of the Funds will incur. In addition, investments are subject to the annual fund operating expenses (after limitations) set forth below.

                                      BNY HAMILTON               BNY HAMILTON
                                     EQUITY INCOME                LARGE CAP
                                          FUND                   GROWTH FUND
                                ---------------------------------------------------
                                INSTITUTIONAL   INVESTOR   INSTITUTIONAL   INVESTOR
                                   SHARES        SHARES       SHARES        SHARES
                                ---------------------------------------------------

SHAREHOLDER
  TRANSACTION EXPENSES:
  Sales Load Imposed On
    Purchases.................       None         None          None         None
  Sales Load Imposed on
    Reinvested Dividends......       None         None          None         None
  Deferred Sales Load.........       None         None          None         None
  Redemption Fees.............       None         None          None         None
  Exchange Fees...............       None         None          None         None
ANNUAL FUND OPERATING EXPENSES
  (AFTER LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
  Management Fees (After
    Limitations)..............        .80%         .80%          .74%         .74%
  12b-1 Fees (After
    Limitations)..............        .00%         .25%          .00%         .22%
  Other Expenses..............        .07%         .07%          .08%         .11%
                                ---------------------------------------------------
  Total Fund Operating
    Expenses (After
    Limitations)..............        .87%        1.12%          .82%        1.07%
                                ---------------------------------------------------
                                ---------------------------------------------------


(1) PROSPECTUS

                                      BNY HAMILTON               BNY HAMILTON
                                       SMALL CAP                INTERNATIONAL
                                      GROWTH FUND                EQUITY FUND
                                ---------------------------------------------------
                                INSTITUTIONAL   INVESTOR   INSTITUTIONAL   INVESTOR
                                   SHARES        SHARES       SHARES        SHARES
                                ---------------------------------------------------

SHAREHOLDER TRANSACTION
 EXPENSES:
  Sales Load Imposed On
    Purchases.................       None         None          None         None
  Sales Load Imposed on
    Reinvested Dividends......       None         None          None         None
  Deferred Sales Load.........       None         None          None         None
  Redemption Fees.............       None         None          None         None
  Exchange Fees...............       None         None          None         None

ANNUAL FUND OPERATING EXPENSES
  (AFTER LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
  Management Fees (After
    Limitations)..............        .82%         .82%          .83%         .83%
  12b-1 Fees (After
    Limitations)..............        .00%         .20%          .00%         .24%
  Other Expenses..............        .15%         .20%          .44%         .45%
                                ---------------------------------------------------
  Total Fund Operating
    Expenses (After
    Limitations)..............        .97%        1.22%         1.27%        1.52%
                                ---------------------------------------------------
                                ---------------------------------------------------


                                                                  PROSPECTUS (2)

  EXAMPLE:
    An investor would pay
       the following
       expenses on a $1,000
       investment, assuming
       (1) 5% annual return
       and (2) redemption
       at the end of each
       time period:


                                 1 YEAR       3 YEARS        5 YEARS      10 YEARS
                              ----------------------------------------------------
BNY Hamilton Equity Income
  Fund
  - Institutional Shares...        $ 9          $ 28           $48          $108
  - Investor Shares........        $12          $ 36           $62          $137
BNY Hamilton Large Cap
  Growth Fund
  - Institutional Shares...        $ 8          $ 26           $46          $102
  - Investor Shares........        $11          $ 34           $59          $131
BNY Hamilton Small Cap
  Growth Fund
  - Institutional Shares...        $10          $ 31           $54          $119
  - Investor Shares........        $13          $ 39           $67          $148
BNY Hamilton International
  Equity Fund
  - Institutional Shares...        $13          $ 41           $70          $154
  - Investor Shares........        $16          $ 48           $83          $182



This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. Long-term shareholders of Investor Shares of any of the Funds may pay more than the economic equivalent of a maximum front-end sales load imposed on purchases permitted by the National Association of Securities Dealers, Inc. The Adviser (as defined in 'Management of the Funds') has agreed to limit expenses of BNY Hamilton Large Cap Growth Fund to .82% and 1.07% of its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Management Fees would be .80% for both classes of shares, 12b-1 fees would be
 .25% for the Investor Shares, and Total Fund Operating Expenses would be .88% and 1.16% for the Institutional Shares and Investor Shares, respectively.



     The Adviser has agreed to limit expenses of BNY Hamilton Small Cap Growth

Fund to .97% and 1.22% if its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Management Fees would be .95% for both classes of


(3) PROSPECTUS
shares, 12b-1 fees would be .25% for the Investor Shares, and Total Fund Operating Expenses would be 1.10% and 1.40% for the Institutional Shares and Investor Shares, respectively.



     The Adviser has agreed to limit expenses of BNY Hamilton International Equity Fund to 1.27% and 1.52% of its average daily net assets of its Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Management Fees would be 1.05% for both classes of shares, 12b-1 fees would be .25% for the Investor Shares, and Total Fund Operating Expenses would be 1.49% and 1.75% for the Institutional Shares and Investor Shares, respectively.


     Expenses are not limited by the Adviser for BNY Hamilton Equity Income Fund. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services--Fee Waivers'.

     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see Management of the Funds and Fund and Other Shareholder Services. In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.


                                                                 PROSPECTUS (4)

      FINANCIAL
      HIGHLIGHTS


The following selected financial data for shares of BNY Hamilton Equity Income Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.


                        BNY HAMILTON EQUITY INCOME FUND
--------------------------------------------------------------------------------


                     INSTITUTIONAL
                         SHARES                                     INVESTOR SHARES
                     --------------   ----------------------------------------------------------------------------
                     FOR THE PERIOD                                                                FOR THE PERIOD
                     APRIL 1, 1997*                                                               AUGUST 10, 1992*
                        THROUGH                        YEAR ENDED DECEMBER 31,                        THROUGH
                      DECEMBER 31,    ---------------------------------------------------------     DECEMBER 31,
                          1997          1997        1996         1995        1994        1993           1992
                     ---------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value at
 beginning of
 period..............    $  14.21     $  14.12    $  12.99     $  10.70    $  11.30    $  10.43       $  10.00
                     ---------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............        0.25         0.35        0.30         0.32        0.31        0.29           0.11
Net realized and
 unrealized gain
 (loss) on
 investments.........        3.25         3.27        2.22         2.41       (0.60)       0.94           0.47
                     ---------------------------------------------------------------------------------------------
 Total from
   investment
   operations........        3.50         3.62        2.52         2.73       (0.29)       1.23           0.58
                     ---------------------------------------------------------------------------------------------

DIVIDENDS AND
 DISTRIBUTIONS
Dividends from net
 investment income...       (0.24)       (0.28)      (0.29)       (0.32)      (0.31)      (0.28)         (0.12)
Distributions from
 capital gains.......       (1.93)       (1.93)      (1.10)       (0.12)         --       (0.08)         (0.03)
                     ---------------------------------------------------------------------------------------------
 Total dividends and
   distributions.....       (2.17)       (2.21)      (1.39)       (0.44)      (0.31)      (0.36)         (0.15)
                     ---------------------------------------------------------------------------------------------
Net asset value at
 end of period.......    $  15.54     $  15.53    $  14.12     $  12.99    $  10.70    $  11.30       $  10.43
                     ---------------------------------------------------------------------------------------------
                     ---------------------------------------------------------------------------------------------
TOTAL RETURN:+.......       24.73**      25.85%      19.58%       25.78%      (2.58)%     11.94%          5.86%**
RATIOS/SUPPLEMENTAL
 DATA:
Net assets at end of
 period (000's
 omitted)............    $522,524     $ 34,213    $216,363     $169,841    $135,131    $112,849       $ 20,440
Ratio to average net
 assets of:
 Expenses, net of
   waiver from The
   Bank of New
   York..............        0.87%***     1.01%       0.97%        1.00%       1.04%       1.09%          1.10%***
 Expenses, prior to
   waiver from The
   Bank of New
   York..............        0.87%***     1.01%       0.97%        1.00%       1.04%       1.12%          2.12%***
 Net investment
   income, net of
   waiver from the
   Bank of New
   York..............        2.07%***     1.77%       2.17%        2.66%       2.89%       2.82%          3.33%***
Portfolio turnover
 rate................          65%          65%         58%          58%         51%         50%            25%
Average commission
 rate paid per share
 traded++............    $ 0.0622     $ 0.0622    $ 0.0622     $ 0.0557          --          --             --


------------------------------

 * Commencement of investment operations for the respective class of shares.

 ** Not annualized.
*** Annualized.

 + Total return does not consider the effect of the sales load for those periods which the sales load was in effect.



++ For the fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged.



Further information about the performance of BNY Hamilton Equity Income Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc. upon request and without charge.



(5) PROSPECTUS

The following selected financial data for shares of BNY Hamilton Large Cap Growth Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                       BNY HAMILTON LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------



                                                    INSTITUTIONAL       INVESTOR
                                                        SHARES           SHARES
                                                    --------------   --------------
                                                    FOR THE PERIOD   FOR THE PERIOD
                                                    APRIL 1, 1997*    MAY 1, 1997*
                                                       THROUGH          THROUGH
                                                     DECEMBER 31,     DECEMBER 31,
                                                         1997             1997
                                                    --------------   --------------

                                                    -------------------------------
PER SHARE DATA:
Net asset value at beginning of period..........       $  10.00         $  10.70
                                                    -------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...........................           0.08             0.06
Net realized and unrealized gain on
  investments...................................           2.83             2.12
                                                    -------------------------------
  Total from investment operations..............           2.91             2.18

                                                    -------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income............          (0.08)           (0.07)
Distributions from capital gains................          (1.89)           (1.89)
                                                    -------------------------------
  Total dividends and distributions.............          (1.97)           (1.96)
                                                    -------------------------------
Net asset value at end of period................       $  10.94         $  10.92
                                                    -------------------------------
                                                    -------------------------------
TOTAL RETURN:...................................          29.11%**         20.37%**

 RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted).....       $373,326         $  6,464
Ratio to average net assets of:
  Expenses, net of waiver from The Bank of New
    York........................................           0.82%***         1.07%***
  Expenses, prior to waiver from The Bank of New
    York........................................           0.88%***         1.16%***
  Net investment income, net of waiver from The
    Bank of New York............................           0.89%***         0.54%***
Portfolio turnover rate.........................             37%              37%
Average commission rate paid per share traded...       $ 0.0630         $ 0.0630


------------------------------

 * Commencement of investment operations for the respective class of shares.



 ** Not annualized.



*** Annualized.



Further information about the performance of BNY Hamilton Large Cap Growth Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


                                                                PROSPECTUS (6)

The following selected financial data for shares of BNY Hamilton Small Cap Growth Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                       BNY HAMILTON SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------



                                                   INSTITUTIONAL        INVESTOR
                                                       SHARES            SHARES
                                                   --------------    --------------
                                                   FOR THE PERIOD    FOR THE PERIOD
                                                   APRIL 1, 1997*     MAY 1, 1997*
                                                      THROUGH           THROUGH
                                                    DECEMBER 31,      DECEMBER 31,
                                                        1997              1997
                                                   --------------------------------
PER SHARE DATA:
Net asset value at beginning of period.........       $  10.00          $  10.03
                                                   --------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss............................          (0.02)            (0.02)
Net realized and unrealized gain on
  investments..................................           2.80              2.78
                                                   --------------------------------
  Total from investment operations.............           2.78              2.76
                                                   --------------------------------
DISTRIBUTIONS
Distributions from capital gains...............          (0.85)            (0.85)
                                                   --------------------------------
Net asset value at end of period...............       $  11.93          $  11.94
                                                   --------------------------------
                                                   --------------------------------
TOTAL RETURN:..................................          27.80%**          27.52%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)....       $133,741          $  1,162
Ratio to average net assets of:
  Expenses, net of waiver from The Bank of New
    York.......................................           0.97%***          1.22%***
  Expenses, prior to waiver from The Bank of
    New York...................................           1.10%***          1.40%***
  Net investment loss, net of waiver from the
    Bank of New York...........................          (0.26)%***        (0.54)%***
Portfolio turnover rate........................             68%               68%
Average commission rate paid per share traded..       $ 0.0531          $ 0.0531


------------------------------

 * Commencement of investment operations for the respective class of shares.



 ** Not annualized.



*** Annualized.



Further information about the performance of BNY Hamilton Small Cap Growth Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.



(7) PROSPECTUS

The following selected financial data for shares of BNY Hamilton International Equity Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                     BNY HAMILTON INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



                                                  INSTITUTIONAL      INVESTOR
                                                      SHARES          SHARES
                                                  --------------  --------------
                                                  FOR THE PERIOD  FOR THE PERIOD
                                                  APRIL 1, 1997*   MAY 1, 1997*
                                                     THROUGH         THROUGH
                                                   DECEMBER 31,    DECEMBER 31,
                                                       1997            1997
                                                  --------------  --------------
PER SHARE DATA:
Net asset value at beginning of period...........    $  10.00        $  10.19
                                                  ------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................        0.02            0.02
Net realized and unrealized gain on investments
  and foreign currency transactions..............        0.67            0.45
                                                  ------------------------------
  Total from investment operations...............        0.69            0.47
                                                  ------------------------------
Net asset value at end of period.................    $  10.69        $  10.66
                                                  ------------------------------
                                                  ------------------------------
TOTAL RETURN:....................................        6.90%**         4.61%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)......    $ 94,806        $  2,560
Ratio to average net assets of:
  Expenses, net of waiver from The Bank of New
    York.........................................        1.26%***        1.52%***
  Expenses, prior to waiver from The Bank of New
    York.........................................        1.49%***        1.75%***
  Net investment income, net of waiver from the
    Bank of New York.............................        0.26%***        0.33%***
Portfolio turnover rate..........................          36%             36%
Average commission rate paid per share traded....    $ 0.0301        $ 0.0301


------------------------------

 * Commencement of investment operations.



 ** Not annualized.



*** Annualized.



Further information about the performance of BNY Hamilton International Equity Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.



                                                                PROSPECTUS (8)

      INVESTMENT OBJECTIVES
      AND POLICIES

The investment objective of each of the Funds is described below, together with the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that the Funds will attain their respective investment objectives.

INTRODUCTION

The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.

BNY HAMILTON EQUITY INCOME FUND

(THE 'EQUITY INCOME FUND')


The Equity Income Fund's investment objective is to provide long-term capital appreciation greater than the appreciation of, and yield greater than the yield of, the Standard & Poor's 500 Index. Equal emphasis is placed on attaining income and capital appreciation. The Equity Income Fund will invest primarily in common stock and convertible securities issued by domestic corporations, and may also invest in securities issued by foreign corporations. In connection with its investment objectives, the Equity Income Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Equity Income Fund's dual investment objectives will likely be that its net asset value will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Equity Income Fund's net asset value would not be expected to decline as rapidly as the market.


     The Equity Income Fund will invest in common stocks and securities convertible into common stocks. The securities in which the Equity Income Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. Under normal circumstances, the Equity Income Fund intends to invest at least 65% of the value of its total assets in equity-related securities (such as preferred stock or corporate debt that is convertible to common stocks) that pay dividends or interest.

BNY HAMILTON LARGE CAP GROWTH FUND

(THE 'LARGE CAP GROWTH FUND')



The Large Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign corporations; current income is a secondary consideration. However, during times of adverse market and/or economic conditions, the Large Cap Growth Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Large Cap Growth Fund, a focus will be



(9) PROSPECTUS
given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with market capitalization of $3 billion or greater. In normal circumstances the Large Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.


BNY HAMILTON SMALL CAP GROWTH FUND

(THE 'SMALL CAP GROWTH FUND')


The Small Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund, a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.


BNY HAMILTON INTERNATIONAL EQUITY FUND

(THE 'INTERNATIONAL EQUITY FUND')


The International Equity Fund's investment objective is to provide long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers. In normal circumstances, the International Equity Fund may invest in securities principally traded in countries outside the United States. Additionally, the International Equity Fund may at any time include American Depositary Receipts, which are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks; they trade in U.S. dollars on listed exchanges and over-the-counter markets. At any given time the International Equity Fund may invest up to 50% of its assets in securities principally traded in any one country, although it will ordinarily invest at least 65% of its total assets in at least three (3) countries.



       DESCRIPTION
       OF SECURITIES

EQUITY SECURITIES

Each of the Funds may invest in common stocks, which includes the common stock of any class or series of domestic or foreign corporations (foreign corporations only in the case of the International Equity Fund) or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.


                                                                PROSPECTUS (10)

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities, which include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

     The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claim on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized securities rating organizations are generally rated below other securities of the company and many convertible securities are not rated. The Funds do not have any rating criteria applicable to their investments in any securities, convertible or otherwise.

FOREIGN EQUITY INVESTMENTS


The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund and the Small Cap Growth Fund may, invest in the securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund and the Small Cap Growth Fund do not expect more than 15% of their foreign investments to be in securities that are not listed on a securities exchange or, in the case of debt securities, that are not United States dollar-denominated. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ('ADRs') and Global Depositary Receipts ('GDRs'). Generally, ADRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of GDRs, securities markets. The Funds expect to only invest in ADRs and GDRs which are initiated and maintained by the issuers of the underlying securities (so-called 'sponsored' ADRs and GDRs).


     Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies to close out or offset existing foreign securities positions or to hedge the underlying currency exposure related to foreign investments, but the Funds will not enter into such commitments for speculative purposes. In addition, to the extent that a Fund invests in foreign commercial paper, the paper must not be subject to foreign withholding tax at the time of purchase.

     For a description of additional risks associated with investing in foreign securities, see 'Additional Investment Information and Risk
Considerations--Foreign Investment Risk'.


(11) PROSPECTUS

       ADDITIONAL INVESTMENT
       INFORMATION AND
       RISK CONSIDERATIONS

The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed above in 'Description of Securities'.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each of the Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. Each Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of each of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the 'Directors') of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions'.

LOANS OF PORTFOLIO SECURITIES

Subject to applicable investment restrictions, each Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see 'Investment Objectives and Policies--Loans of Portfolio Securities' in the Statement of Additional Information.


                                                                PROSPECTUS (12)

REVERSE REPURCHASE AGREEMENTS

Each of the Funds is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by a Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.

     Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce a Fund's obligation to repurchase the securities.

INVESTMENT COMPANY SECURITIES

The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES

Each of the Funds may acquire, in privately negotiated transactions, restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the 'Securities Act'). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. Each of the Funds may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ('Rule 144A Securities'). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of each Fund's 15% limitation on investments in illiquid securities. The Funds' Adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing


(13) PROSPECTUS
these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described under 'Investment Restrictions'.

HEDGING


Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased or (b) to close out or offset existing positions.

     Hedging activity in the Funds may include selling futures contracts on stock indexes, options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. A Fund may also hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. All hedging transactions must be appropriate for reduction of risk; they cannot be for speculation.

     Under regulations of the Commodity Exchange Act of 1936, as amended (the 'Commodity Exchange Act'), an investment company registered under the 1940 Act is exempt from the definition of 'commodity pool operator', and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do not exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.

STOCK INDEX FUTURES

A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of a Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last


                                                                PROSPECTUS (14)
trading day of the contract and the price at which the agreement is made. When the contract is executed, each party deposits with a broker or in a segregated custodial account a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures margin account; if exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the expiration date is delivered.


     A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the investment adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund's not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner.


     None of the Funds will sell stock index futures unless the amount resulting from the multiplication of the then current level of the indexes upon which a particular Fund's futures contracts are based by the number of futures contracts which would be outstanding does not exceed one-third of the value of its net assets. Also, a Fund may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on its existing futures positions and premiums paid for such options would exceed 5% of the market value of its total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities equal to the market value of the futures contracts in a segregated account with its custodian.

     A Fund's successful use of stock index futures contracts depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when a Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. A


(15) PROSPECTUS

Fund's ability to engage in hedging activities may be limited by certain federal income tax considerations. See 'Taxes' in the Statement of Additional Information.


OPTIONS ON SECURITIES

A Fund may purchase put options only on equity securities held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the relevant Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an 'over-the-counter' transaction). The Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(Registered). Put options purchased and call options written by a Fund are considered to be illiquid securities as they may be difficult to convert into cash during volatile market conditions.

     A Fund may, from time to time, write call options on its portfolio securities. A Fund may only write call options that are 'covered,' meaning that it either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the 'premium'. A Fund's obligation to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if a Fund is able to effect a 'closing purchase transaction' through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

     In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

     The Funds may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

     Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the investment adviser feels has strong


                                                                PROSPECTUS (16)
fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     Each Fund may write put options on a fully covered basis on a stock the Fund intends to purchase. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the 'premium'. A Fund's obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if a Fund is able to effect a 'closing purchase transaction' through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, a Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral any combination of 'qualified securities' (which consists of cash, U.S. Government securities or other liquid high-grade debt obligations) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier.

     Each Fund may purchase a call option in a stock it intends to purchase at some point in the future. The purchase of a call option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the 'premium'. If during the period of the option the market price of the underlying security remains at or below the exercise price, the call option will expire worthless, representing a loss of the price a Fund paid for the call, plus transaction costs. If the underlying security decreases and is below the exercise price, the Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.

STOCK INDEX OPTIONS


Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index,


(17) PROSPECTUS
it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, any combination of 'qualified securities' (which consists of cash, U.S. Government securities or other liquid high-grade debt obligations) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

     If a Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more 'qualified securities,' all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

     If at the close of business on any Business Day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other liquid high-grade, short-term debt obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other liquid high-grade, short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

RISKS OF TRANSACTIONS IN STOCK OPTIONS

Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, the original broker-dealer. Although the Funds will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If a Fund as a covered call or put option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers or purchases the underlying security upon exercise.


                                                                PROSPECTUS (18)

RISKS OF OPTIONS ON INDEXES

A Fund's purchase and sale of options on indexes will be subject to risks described above under 'Risks of Transactions in Stock Options'. In addition, the distinctive characteristic of options on indexes create certain risks that are not present with stock options.

     Since the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes would be subject to the investment adviser's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the Funds' policy to purchase or write options only on indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the index, for example, the S&P 100 or S&P 500 index option.

     Trading in index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional index option contracts have been introduced including options on industry indexes. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Funds will not purchase or sell index option contracts unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.


     For further information about the Funds' hedging activities, see 'Investment Objectives and Policies--Hedging Activities' in the Statement of Additional Information.

FOREIGN INVESTMENT RISK

The International Equity Fund will, and the Equity Income Fund, the Large Cap Growth Fund, and the Small Cap Growth Fund may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than


(19) PROSPECTUS
in the United States. Foreign securities markets have substantially less volume than domestic securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. Since investments in foreign securities involve foreign currencies, the value of their assets measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage.

HIGH YIELD/HIGH RISK BONDS (COMMONLY KNOWN AS 'JUNK BONDS')

Since the Funds have no pre-established minimum quality standards, a portion of the securities, particularly high-yield/high-risk securities, may be subject to additional risk. Corporate debt securities that are below investment grade (securities rated Ba or lower by Moody's Investor Services or BB or lower by Standard & Poor's Corporation) and unrated securities, which a Fund may purchase and hold, are subject to higher risk of non-payment of principal or interest, or both, than higher grade debt securities. This greater degree of risk generally offers higher potential yields. Although the Funds may invest in unrated convertible debt securities, the investment adviser will not ordinarily invest in securities that, in its judgment, would not be investment grade.

       INVESTMENT
       RESTRICTIONS


As a diversified series of a registered investment company, 75% of the value of a Fund's assets must be limited such that (a) it does not consist of securities of any one issuer with a value greater than 5% of the value of the total assets of such Fund, except obligations of the United States Government and its agencies and instrumentalities, and (b) it does not represent more than 10% of the outstanding voting securities of any one issuer.

CERTAIN FUNDAMENTAL POLICIES

Each Fund also operates under certain investment restrictions that, together with their investment objectives, are deemed fundamental policies--i.e., they may be changed only with the approval of the holders of a majority of a Fund's outstanding shares.

     Each of the Funds may not: (i) acquire any illiquid securities if, as a result, more than 15% of the market value of its net assets would be in investments that are illiquid; (ii) enter into reverse repurchase agreements exceeding one-third of the market value of its total assets, less certain liabilities; (iii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the specific Fund's total assets (taken at cost at the time of borrowing) and except in connection with permitted reverse


                                                                PROSPECTUS (20)
repurchase agreements; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the specific Fund's net assets at the time of borrowing; (iv) purchase securities while borrowings, as described in clauses (ii) and (iii) above, exceed 5% of its total assets or (v) invest more than 25% of its assets in securities of issuers in any one industry.

     For a more detailed discussion of the above investment restrictions, including a description of applicability to each Fund, see 'Investment Restrictions and Additional Information' in the Statement of Additional Information.

       MANAGEMENT
       OF THE FUNDS

DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.

INVESTMENT ADVISER



The Bank of New York serves as the investment adviser (the 'Adviser') to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.



     Robert G. Knott, Jr., Vice President, has been responsible for the day-to-day portfolio management of the Equity Income Fund since its inception. Mr. Knott has been employed by the Adviser for the past 30 years. Currently, he is a Group Head of the Adviser's Personal Asset Management Division.



     Charles C. Goodfellow, Vice President, is responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Goodfellow has been managing common trust funds offered to the Adviser's institutional clients for the past nine years. John C. Lui, Vice President, is responsible for the day-to-day portfolio management of the Small Cap Growth Fund. Mr. Lui has been employed by the Adviser for the past three years as an institutional equity manager, and is responsible for managing various investments in equity securities on behalf of the Adviser's institutional clients. From 1993 to 1995, Mr. Lui was employed by Barclays Global Asset Management, where he managed global equity and bond portfolios. For 13 years prior to 1993, Mr. Lui was employed by the Adviser as a Group Head of its International Personal Asset Management division. He was responsible for managing the assets of foreign high net worth individuals, institutional investors, and Far Eastern clients in the United States securities markets.



(21) PROSPECTUS

     Charles D. Ryan, Vice President, has been responsible for the day-to-day portfolio management of the International Equity Fund since February 1998. He has been employed by the Adviser since 1994. Prior to 1994, Mr. Ryan was a portfolio manager at First Fidelity Bank, where he co-managed a commingled growth trust fund valued at approximately $500 million. He was also a member of First Fidelity Bank's stock selection committee. Mr. Ryan has over 9 years of portfolio management experience.



     The International Equity Fund is sub-advised by Indocam (the
'Sub-adviser'), a subsidiary of Banque Indosuez.




     Eric Taze-Bernard, head of the Sub-adviser's research and strategy department since 1993, is responsible for the day-to-day portfolio management of the International Equity Fund. Prior to 1993, he was Deputy Head of the Economic and Financial Research department of Banque Indosuez from 1987-1992.


     The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .60%, .60%, .75% and
 .85% of average daily net assets for Equity Income Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund, respectively. The Adviser, out of its own funds and not the assets of International Equity Fund, will pay the Sub-adviser a fee equal to .425% of the average daily net assets of the International Equity Fund.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as the Funds' administrator (the 'Administrator') and assists generally in supervising the operations of each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as BNY Hamilton Funds, Inc. is a Maryland corporation; see 'Organization'). In addition, the Administrator's duties include assisting in drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund


                                                                 PROSPECTUS (22)
accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

     The Administration Agreement permits the Administrator to delegate certain of responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton

Distributors.

     Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.

DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the 'Distributor'); its offices are located at 125 West 55 Street, New York, New York 10019.

     The Distributor makes a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.

The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and administration services for other mutual fund groups.

       SUMMARY OF
       SHAREHOLDER
       SERVICES

A telephone representative will be happy to answer any questions you may have concerning any of the Funds.

Telephone                              For Information Regarding
1-800-4BNY-FND                         o Any of the Funds' investment objectives and
(1-800-426-9363) 8 a.m. to 9 p.m.,       policies
Eastern time                           o Opening an account

1-800-952-6276                         o Current account balances
8 a.m. to 9 p.m., Eastern time         o Shareholder address/telephone changes


(23) PROSPECTUS

     You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that any of the Funds does not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.


     The Funds want to keep shareholders current regarding the status of their accounts. To assist you, the following statements and reports will be sent to you:



CONFIRMATION STATEMENTS                      After every transaction that affects a
                                             shareholder's account balance or account
                                             registration.
ACCOUNT STATEMENTS                           Quarterly, showing any activity during the
                                             quarter, any income credited during the
                                             quarter and the current value of each
                                             account.
FINANCIAL REPORTS                            Every six months, one copy of most Fund
                                             reports and year-end tax information will
                                             be mailed to each household, regardless of
                                             how many accounts are in the household.


       FUND AND OTHER
       SHAREHOLDER SERVICES

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Fund's custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.

     The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for all Funds.

TRANSFER AGENT

BISYS Fund Services, Inc. ('BISYS'), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.



                                                                 PROSPECTUS (24)

DISTRIBUTION PLAN

The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to the Investor Shares of each Fund (collectively, the '12b-1 Plans').

     Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have not adopted 12b-1 Plans with respect to the Institutional Class of each Fund.

     Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed .25% (annualized) of average daily net assets of the relevant Fund class, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund class under its respective 12b-1 Plan.


     The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be carried forward from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any carried forward amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund class with respect to amounts carried forward past the fiscal year in which it is incurred. As of December 31, 1997, there were no unreimbursed expenses associated with any of the Fund's respective 12b-1 Plans.


FEE WAIVERS

Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.


(25) PROSPECTUS

         PURCHASE
         OF SHARES

To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.

     The following table summarizes the types of investment accounts available to purchasers of Investor Shares of each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investment accounts shown in the table are applicable to Investor Shares of each Fund.

                                                                        MINIMUM INVESTMENT REQUIRED
                                                         ----------------------------------------------------------
                                                                   INITIAL                      ADDITIONAL
TYPE OF INVESTMENT                                               INVESTMENT                     INVESTMENT
------------------------------------------------------   ---------------------------    ---------------------------
Regular Account.......................................             $ 2,000                         $ 100
Regular Account with Automatic Investment Program.....             $   500                         $  50
Regular Accounts for employees and retirees of The
  Bank of New York and its affiliates, and employees
  of each of the Administrator, the Distributor and
  their affiliates (1)................................             $   100                         $  25
Individual Retirement Account ('IRA').................             $   250                         $  25

------------------------------

(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates, and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.

     Institutional and Investor Shares of any of the Funds may be purchased without sales commission at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund. See 'Net Asset Value'.

     The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events,
(3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as The National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

INITIAL INVESTMENTS

Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, 'Business Day' is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.


                                                                PROSPECTUS (26)

     Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.

METHOD OF PURCHASE FOR INITIAL INVESTMENTS

BY CHECK

  -- Complete and sign a New Account Application and mail it, together with a check payable to the specific Fund, to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

  -- Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.

  -- Purchases by check must be payable in United States dollars and drawn on United States banks. The Funds will not accept third-party checks.

BY FEDERAL FUNDS WIRE

  -- An investor desiring to purchase shares by wire should call the Transfer
     Agent at 1-800-952-6276 and place a purchase order.

  -- Have your bank wire federal funds to the BNY Hamilton Funds' bank account
     (see below). In order to ensure prompt receipt by a Fund of a federal funds wire, an investor should take the following steps:


A. Instruct your bank to wire the specified amount to the specific Fund's account as follows (be sure to have your bank include the name of the specific Fund selected, and state that the wire is for a new account):
                      The Bank of New York
                      New York, NY 10286
                      ABA #021000018
                      BNY Hamilton Funds
                      DDA #8900275847
                      Attn.: (specific Fund selected)
                      Ref.: (your account number, your account name and taxpayer identification number)

B. Complete the New Account Application and mail it to the appropriate address shown in 'By Check' above.

     -- Federal funds purchase orders will only be accepted on Business Days as defined herein. Your bank may charge a service fee for wiring funds.

BY BANK WIRE

  -- Follow the same procedure outlined under 'By Federal Funds Wire' above.
     Your bank may charge a service fee for wiring funds.


(27) PROSPECTUS

BY DIRECT DEPOSIT

  -- In certain circumstances, employees and retirees of The Bank of New York and its affiliates may purchase Fund shares by having payments automatically deposited into their specific Fund account.

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.

METHOD OF PURCHASE FOR ADDITIONAL INVESTMENTS

BY CHECK

  -- Make check payable to the specific Fund and send to: BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey 07101-0806. If possible, please include the tear-off payment stub that accompanies a Fund's confirmation statement.

BY FEDERAL FUNDS WIRE

  -- Have your bank wire federal funds according to the instructions on the previous page, except the wire should state that it is an additional investment.

  -- Please include your account number.


BY AUTOMATIC INVESTMENT PROGRAM

  -- You may arrange, through the Automatic Investment Program, for purchases of Fund shares (minimum of $50) by direct debit from your account at any domestic financial institution that is an Automated Clearing House member.

  -- To elect this feature, please complete Section 7 on the new account application.

  -- See 'Purchase of Shares--Automatic Investment Program' or call
     1-800-4BNY-FND (1-800-426-9363) for further details on this investment option.

BY BANK WIRE

  -- The procedure is identical to 'By Federal Funds Wire' above.

BY DIRECT DEPOSIT

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.

  -- Additional purchases will be processed in accordance with your instructions.

AUTOMATIC INVESTMENT PROGRAM

You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $50 or more (PROVIDED AN INITIAL INVESTMENT OF $500 OR MORE HAS BEEN ESTABLISHED) by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.

     The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as 'dollar cost averaging'. By applying this technique consistently over time, investors usually purchase more shares during


                                                                PROSPECTUS (28)
periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities.

     To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.


You may cancel this privilege or change the amount of purchase at any time by mailing written notification to:

                               BNY Hamilton Funds
                                P.O. Box 163310
                            Columbus, OH 43216-3310

Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

OTHER PURCHASE INFORMATION


Investors may purchase Investor Shares of any Equity Fund, Taxable Fixed Income Fund, BNY Hamilton Intermediate Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc., or a combination of those Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment Required table earlier in this section. Please refer to a 'BNY Hamilton Funds Individual Retirement Account' kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.


     In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

     To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.

     Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.


(29) PROSPECTUS

     Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.


       REDEMPTION
       OF SHARES

To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.

     Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. INVESTORS SHOULD BE AWARE THAT, UNLIKE A SAVINGS ACCOUNT, A REDEMPTION IN ANY OF THE FUNDS IS A TAXABLE EVENT. CONSULT YOUR TAX ADVISER FOR THE POTENTIAL TAX SITUATIONS THAT MAY ARISE AS A RESULT OF A REDEMPTION OF SHARES.

METHOD OF REDEMPTION

A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.

BY MAIL

  -- Send your request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio
     43216-3310. (Be sure to include the name of the specific Fund and your account number.)

BY TELEPHONE (1)

  -- This option must have previously been elected. Call the specific Fund and request that the redemption proceeds be mailed to the address listed in the specific Fund's account records or wired to the investor's bank as listed in the specific Fund's records.

BY SYSTEMATIC WITHDRAWAL

  -- YOUR ACCOUNT MUST HAVE A VALUE OF $10,000 OR MORE.

  -- The record owner of shares may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share withdrawal, or a fixed percentage withdrawal (based on the current value of shares in the account) on a monthly, quarterly, semi-annual or annual basis.

  -- Further information about establishing a Systematic Withdrawal Plan may be obtained by calling 1-800-426-9363.


------------------------------
(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.


                                                                PROSPECTUS (30)

    Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. 'Good order' means that the request to redeem Investor Shares includes the following documentation: (i) a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see 'Further Redemption Information' below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in 'Redemption of Shares' in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.

DISCRETIONARY REDEMPTION BY A FUND

If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.

FURTHER REDEMPTION INFORMATION

Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Notwithstanding the foregoing, a Fund will not make payments to investors redeeming Investor Shares that were purchased by check until payment for the purchase has been collected, which may take up to ten (10) Business Days after the date of purchase. At various times, a Fund may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Fund may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; 'Redemption of Shares--Further Redemption Information'.


     To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.


(31) PROSPECTUS

         EXCHANGE
         OF SHARES

Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a NEW account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.

     Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares'. Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.

     Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.

       DIVIDENDS AND
       DISTRIBUTIONS


The Equity Income Fund and Large Cap Growth Fund will declare dividends from net investment income for each class of their respective shares monthly and will be paid monthly within five (5) Business Days after such dividend is declared (usually by the 20th day of the month). The Small Cap Growth Fund and International Equity Fund will declare dividends from net investment income, if any, and pay dividends for each class of their respective shares once annually. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.


     Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Tax Code, as amended, and other applicable statutory and regulatory requirements.


                                                                PROSPECTUS (32)

DIVIDEND AND GAIN DISTRIBUTION OPTIONS

Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.

     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

         NET ASSET
         VALUE

Net asset value per share for each class of shares in each Fund will be determined by subtracting from the value of the specific classes' total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares, rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.

     Each class of shares in each Fund will compute its net asset value once daily on Monday through Friday, except that net asset value will not be computed on any day in which no orders to purchase or redeem shares have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. Each Fund computes net asset value of each class of its shares at 4:00 P.M., Eastern time.



(33) PROSPECTUS

         ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation currently permit BNY Hamilton Funds, Inc. to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated as follows:

                                                   NUMBER OF SHARES OF
                     FUND                        COMMON STOCK AUTHORIZED
----------------------------------------------   -----------------------
BNY Hamilton Equity Income Fund
  Institutional Shares........................         200,000,000
  Investor Shares.............................         200,000,000
BNY Hamilton Large Cap Growth Fund
  Institutional Shares........................         200,000,000
  Investor Shares.............................         200,000,000
BNY Hamilton Small Cap Growth Fund
  Institutional Shares........................         200,000,000
  Investor Shares.............................         200,000,000
BNY Hamilton International Equity Fund
  Institutional Shares........................         200,000,000
  Investor Shares.............................         200,000,000

The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series or classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the relevant Fund generally, including matters relating to the relevant Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class will vote separately on any matters relating only to that class. For example, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully-paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc. and the particular Fund to which they belong. The Funds do not intend to hold meetings of shareholders. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or permitted by the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.


     BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.


                                                                PROSPECTUS (34)

         TAXES

The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.

     Each Fund intends to qualify as a 'regulated investment company' under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.


     Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will generally be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Each of the Funds (other than the International Equity Fund) expects that a portion of such distributions will be eligible for the dividends-received deduction.


     Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions are not eligible for the dividends-received deduction.


     Each Fund may be subject to foreign income taxes withheld at source. The International Equity Fund, but not the other Funds, intends to elect to 'pass through' such foreign income taxes to shareholders for foreign tax credit purposes. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.


     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, A FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.


(35) PROSPECTUS

         ADDITIONAL
         INFORMATION

The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P.O. Box 163310, Columbus, Ohio 43216-3310.


     A Fund may make historical performance information of either of its classes available and may advertise total return and 30-day yield as those terms are defined in the Statement of Additional Information under 'Performance Data'. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).



                                                                PROSPECTUS (36)

         APPENDIX A

The following chart shows the comparison of the predecessor of BNY Hamilton Large Cap Growth Fund and a comparable index. The average annual total return figures for the predecessor of BNY Hamilton Large Cap Growth Fund have not been audited.

                                 [BAR CHART]

                                                         BNY HAMILTON
                                                          LARGE CAP       S&P 500
                                                         GROWTH FUND       INDEX
                                                         ------------    ---------
Average annual total return after one year............       24.17%        23.07%
Average annual total return after five years..........       13.03%        15.19%
Average annual total return after ten years...........       13.34%        15.29%

     The performance results presented above are those of Bank of New York CTF Equity Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Large Cap Growth Fund, and should not be interpreted as indicative of the future performance of the Large Cap Growth Fund.

     As of December 31, 1996, the Bank of New York CTF Equity Fund had aggregate net assets of approximately $250 million. The Bank of New York CTF Equity Fund's investment objective, policies and strategies are substantially similar to those of the Large Cap Growth Fund, although, unlike the Large Cap Growth Fund, the Bank of New York CTF Equity Fund is not subject to certain investment limitations, tax restrictions, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Equity Fund, may have adversely affected performance.

     The Bank of New York CTF Equity Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CTF Equity Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Large Cap Growth Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.

     The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses.

     Performance for the Equity Income Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

(37) PROSPECTUS

         APPENDIX B

The following chart shows the comparison of the predecessor of BNY Hamilton Small Cap Growth Fund and a comparable index. The average annual total return figures for the predecessor of BNY Hamilton Small Cap Growth Fund have not been audited.


                                 [BAR CHART]


                                                     BNY HAMILTON
                                                      SMALL CAP      RUSSELL 2000
                                                     GROWTH FUND        INDEX
                                                     ------------    ------------
Average annual total return after one year........       30.07%          16.49%
Average annual total return after five years......       14.54%          15.62%
Average annual total return since inception*......       20.18%          20.23%

     The performance results presented above are those of Bank of New York CIF Emerging Growth Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Small Cap Growth Fund, and should not be interpreted as indicative of the future performance of BNY Hamilton Small Cap Growth Fund.

     The Bank of New York CIF Emerging Growth Fund's investment objective, policies and strategies are substantially similar to those of BNY Hamilton Small Cap Growth Fund, although, unlike BNY Hamilton Small Cap Growth Fund, the Bank of New York CIF Emerging Growth Fund is not subject to certain investment limitations, tax restrictions, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CIF Emerging Growth Fund, may have adversely affected performance.

     The Bank of New York CIF Emerging Growth Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CIF Emerging Growth Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Small Cap Growth Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.

     The Russell 2000 Index is an unmanaged index of common stocks, and cannot be invested in directly. The Index does not take into account fees and expenses.

     Performance for the Equity Income Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

------------------------------
* The Bank of New York CIF Emerging Growth Fund changed its investment objective in the fourth quarter of 1990. Historical return prior to that time would not be representative of its current management style.

                                                                PROSPECTUS (38)

                      [This page intentionally left blank]

BNY HAMILTON TAXABLE FIXED INCOME FUNDS


125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)


BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes two
(2) taxable fixed income Funds (individually, a 'Fund' and collectively, the 'Funds') offered by the BNY Hamilton Family of Funds.


---------------------------------------------------------------------------------------
FUND              OBJECTIVE                              FOR INVESTORS SEEKING
---------------------------------------------------------------------------------------

BNY HAMILTON      To earn as high a level of current     Current income from U.S.
INTERMEDIATE      income as is consistent with           Government securities, minimal
GOVERNMENT FUND   preservation of capital, moderate      credit risk and relatively
                  stability in net asset value and       stable share price
                  minimal credit risk
---------------------------------------------------------------------------------------

BNY HAMILTON      To earn as high a level of current     Current income from debt
INTERMEDIATE      income as is consistent with           obligations of domestic
INVESTMENT GRADE  preservation of capital, moderate      corporations, foreign
FUND              stability in net asset value and       corporations and foreign
                  maintenance of liquidity               governments as well as U.S.
                                                         government securities, higher
                                                         level of risk and relatively
                                                         stable share price
---------------------------------------------------------------------------------------

INVESTMENTS IN EITHER FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR INSURED BY, THE BANK OF NEW YORK, AND THE SHARES IN EITHER FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN EITHER FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds noted in the chart above before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the

Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, NY 10019, Attention: BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                 The date of this Prospectus is April 30, 1998


                                                                5/98    BNY-0091

PROSPECTUS

TABLE
OF
CONTENTS
--------------------------------------------------------------------------------

Fee Table                                                            1
--------------------------------------------------------------------
Financial Highlights                                                 3
--------------------------------------------------------------------
Investment Objectives and Policies                                   5
--------------------------------------------------------------------
Description of Securities                                            6
--------------------------------------------------------------------
Additional Investment Information and Risk Considerations            7
--------------------------------------------------------------------
Investment Restrictions                                             14
--------------------------------------------------------------------
Management of the Funds                                             15
--------------------------------------------------------------------
Summary of Shareholder Services                                     17
--------------------------------------------------------------------
Fund and Other Shareholder Services                                 17
--------------------------------------------------------------------
Purchase of Shares                                                  19
--------------------------------------------------------------------
Redemption of Shares                                                23
--------------------------------------------------------------------
Exchange of Shares                                                  26
--------------------------------------------------------------------
Dividends and Distributions                                         26
--------------------------------------------------------------------
Net Asset Value                                                     27
--------------------------------------------------------------------
Organization                                                        28
--------------------------------------------------------------------
Taxes                                                               28
--------------------------------------------------------------------
Additional Information                                              29
--------------------------------------------------------------------
Appendix A                                                          30
--------------------------------------------------------------------

                                                            PROSPECTUS

      FEE
      TABLE

The following table illustrates the expenses an investor in either Fund will incur. In addition, investments are subject to the annual fund operating expenses (after expense limitations) set forth below.

                                                                 BNY HAMILTON
                                      BNY HAMILTON               INTERMEDIATE
                                      INTERMEDIATE                INVESTMENT
                                    GOVERNMENT FUND               GRADE FUND
                                ---------------------------------------------------
                                INSTITUTIONAL   INVESTOR   INSTITUTIONAL   INVESTOR
                                   SHARES        SHARES       SHARES        SHARES
                                ---------------------------------------------------
SHAREHOLDER TRANSACTION
  EXPENSES:
  Sales Load Imposed
    on Purchases...............      None         None          None         None
  Sales Load Imposed on
    Reinvested Dividends.......      None         None          None         None
  Deferred Sales Load..........      None         None          None         None
  Redemption Fees..............      None         None          None         None
  Exchange Fees................      None         None          None         None
ANNUAL FUND OPERATING EXPENSES
  (AFTER LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
  Management Fees (After
    Limitations)...............       .61%         .61%          .70%         .70%
  12b-1 Fees...................       .00%         .25%          .00%         .25%
  Other Expenses...............       .29%         .29%          .10%         .11%
                                 ---------------------------------------------------

  Total Fund Operating Expenses
    (After Limitations) .......       .90%        1.15%          .80%        1.06%
                                ---------------------------------------------------
                                ---------------------------------------------------
  EXAMPLE:
    An investor would pay the
      following expenses on a
      $1,000 investment,
      assuming (1) 5% annual
      return and (2) redemption
      at the end of each time
      period:




                                                                BNY HAMILTON
                                    BNY HAMILTON                INTERMEDIATE
                                    INTERMEDIATE                 INVESTMENT
                                  GOVERNMENT FUND                GRADE FUND
                              ----------------------------------------------------
                              INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR
                                 SHARES        SHARES        SHARES        SHARES
                              ----------------------------------------------------
  1 year...................       $   9         $ 12          $   8         $ 11
  3 years..................       $  29         $ 37          $  26         $ 34
  5 years..................       $  50         $ 64          $  45         $ 59
  10 years.................       $ 111         $140          $  99         $130


(1)  PROSPECTUS

     This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. Long-term shareholders of Investor Shares of either Fund may pay more than the economic equivalent of a maximum front-end sales load imposed on purchases permitted by the National Association of Securities Dealers, Inc. The Adviser as defined in 'Management of the Funds' has agreed to limit expenses of each Fund to .90% and 1.15% of its average daily net assets of each Fund's Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Management Fees would be
 .70% for each class of shares in BNY Hamilton Intermediate Government Fund, and Total Fund Operating Expenses would be .99% and 1.24% for the Institutional Shares and Investor Shares of BNY Hamilton Intermediate Government Fund, respectively. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services--Fee Waivers'.


     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see 'Management of the Funds' and 'Fund and Other Shareholder Services'. In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.


                                                                  PROSPECTUS (2)

      FINANCIAL
      HIGHLIGHTS


The following selected financial data for shares of BNY Hamilton Intermediate Government Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.


                   BNY HAMILTON INTERMEDIATE GOVERNMENT FUND


                           INSTITUTIONAL
                               SHARES                             INVESTOR SHARES
                           --------------  --------------------------------------------------------------
                           FOR THE PERIOD                                                FOR THE PERIOD
                           APRIL 1, 1997*                                               AUGUST 10, 1992*
                              THROUGH                YEAR ENDED DECEMBER 31,                 THROUGH
                            DECEMBER 31,   -------------------------------------------    DECEMBER 31,
                                1997        1997     1996     1995     1994     1993          1992
                           ------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value at
 beginning of period......    $   9.53     $  9.70  $  9.94  $  9.10  $ 10.12  $  9.87       $ 10.00
                           ------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income.....        0.42        0.54     0.54     0.53     0.50     0.51          0.18
Net realized and
 unrealized gain (loss) on
 investments..............        0.35        0.17    (0.24)    0.84    (1.02)    0.27         (0.13)
                           ------------------------------------------------------------------------------
 Total from investment
   operations.............        0.77        0.71     0.30     1.37    (0.52)    0.78          0.05
                           ------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTION
Dividends from net
 investment income........       (0.42)      (0.54)   (0.54)   (0.53)   (0.50)   (0.51)        (0.18)
Distribution from capital
 gains....................          --          --       --       --       --    (0.02)           --
                           ------------------------------------------------------------------------------
 Total dividends and
   distribution...........       (0.42)      (0.54)   (0.54)   (0.53)   (0.50)   (0.53)        (0.18)
                           ------------------------------------------------------------------------------

Net asset value at end of
 period...................    $   9.88     $  9.87  $  9.70  $  9.94  $  9.10  $ 10.12       $  9.87
                           ------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------
TOTAL RETURN:+............        8.27%**     7.54%    3.16%   15.40%   (5.17)%    8.03%         0.51%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period
 (000's omitted)..........    $ 64,128     $10,458  $64,117  $60,659  $59,328  $72,069       $25,575
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waiver
 from The Bank of New
 York.....................        0.90%***    1.08%    1.02%    1.06%    1.07%    0.86%         0.75%***
Expenses, prior to waiver
 from The Bank of New
 York.....................        0.99%***    1.11%    1.02%    1.06%    1.10%    1.15%         1.64%***
Net investment income, net
 of waiver from The Bank
 of New York..............        5.79%***    5.57%    5.54%    5.52%    5.30%    5.04%         4.62%***
Portfolio turnover rate...          41%         41%      57%      48%      49%      67%           63%


------------------------------

 * Commencement of investment operations for the respective class of shares.

 ** Not annualized.
*** Annualized.

 + Total return does not consider the effect of the sales load for those periods which the sales load was in effect.



Further information about the performance of BNY Hamilton Intermediate Government Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


(3)  PROSPECTUS

The following selected financial data for shares of BNY Hamilton Intermediate Investment Grade Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.




                BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND



                                                  INSTITUTIONAL        INVESTOR
                                                      SHARES            SHARES
                                                  --------------    --------------
                                                     FOR THE           FOR THE
                                                      PERIOD            PERIOD
                                                  APRIL 1, 1997*     MAY 1, 1997*
                                                     THROUGH           THROUGH
                                                   DECEMBER 31,      DECEMBER 31,
                                                       1997              1997
PER SHARE DATA:
Net asset value at beginning of period.........      $  10.00           $10.08
                                                  --------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..........................          0.47             0.40
Net realized and unrealized gain on
  investments..................................          0.45             0.37
                                                  --------------------------------
  Total from investment operations.............          0.92             0.77
                                                  --------------------------------
DIVIDENDS
Dividends from net investment income...........         (0.47)           (0.40)
                                                  --------------------------------
Net asset value at end of period...............      $  10.45           $10.45
                                                  --------------------------------
                                                  --------------------------------
TOTAL RETURN:..................................          9.34%**          7.76%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)....      $350,330           $1,891
RATIO TO AVERAGE NET ASSETS OF:
  Expenses.....................................          0.80%***         1.06%***
  Net investment income........................          6.14%***         5.74%***
Portfolio turnover rate........................            81%              81%


------------------------------

 * Commencement of investment operations for the respective class of shares.


 ** Not annualized.


*** Annualized.




Further information about the performance of BNY Hamilton Intermediate Investment Grade Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


                                                                 PROSPECTUS  (4)

      INVESTMENT OBJECTIVES
      AND POLICIES

The investment objective of each Fund is described below, together with a summary of the policies each Fund will employ in its efforts to achieve its objective. There can be no assurance that either Fund will attain its respective investment objective.

INTRODUCTION

The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

(The 'Intermediate Government Fund')

The Intermediate Government Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and minimal credit risk. The Intermediate Government Fund will attempt to accomplish this objective by investing in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Intermediate Government Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities where it must look principally to the issuing or guaranteeing agency for ultimate repayment. Examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit Systems and the Federal Home Loan Banks. Although the United States Government or its agencies or instrumentalities are ultimately responsible for payments on these obligations, they do not guarantee the market value of such obligations.

     In an effort to manage interest rate risk and principal stability of the Intermediate Government Fund's net asset value, the Intermediate Government Fund will invest in a portfolio of debt instruments which, during normal market conditions, will have a dollar weighted average maturity not less that three nor more than ten years. Under normal circumstances, the Intermediate Government Fund will invest at least 65% of the value of its total assets in such types of Government securities.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND


(The 'Intermediate Investment Grade Fund')


The Intermediate Investment Grade Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity. In normal circumstances, the Intermediate Investment Grade Fund will invest at least 65% of the value of its total assets in securities rated investment grade. The average maturity of the Fund will range between three and ten years. The maximum average maturity of any individual security at the time of purchase will be 15 years. The Intermediate Investment Grade Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies


(5)  PROSPECTUS
or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment.

     In addition, the Intermediate Investment Grade Fund will invest in U.S. dollar denominated debt obligations of domestic corporations, foreign corporations and foreign governments.

     Both Funds may purchase or sell financial futures contracts and options in an effort to reduce portfolio volatility, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see 'Hedging' in 'Additional Investment Information and Risk Considerations'.

       DESCRIPTION
       OF SECURITIES

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES

The Funds may invest in mortgage backed securities, including collateralized mortgage obligations ('CMOs') and stripped mortgage back securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. CMOs are pass-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. Mortgage-backed securities evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because repayment of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayment of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing a Fund's position in these securities and requiring a Fund to reinvest the prepayments at interest rates prevailing at the time of reinvestment.


     Stripped mortgage-back securities are derivative multiclass mortgage securities which may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage-back securities issued by parties other than agencies or instrumentalities of the United States Government are considered, under current guidelines of the staff of the Securities and Exchange Commission, to be illiquid securities.

     Stripped mortgage-backed securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-

                                                                 PROSPECTUS  (6)
only or 'IO' class), while the other class will receive all of the principal (the principal-only or 'PO' class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity.

     If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the securities are rated AAA by Standard & Poor's Ratings Group ('S&P') or Aaa by Moody's Investors Services ('Moody's').

     The Funds may also invest in asset-backed securities. Asset-backed securities represent participation in payment streams generated by particular assets such as motor vehicle or credit card receivables. The asset-backed securities in which a Fund may invest are subject to a Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in the applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which may have the effect of reducing the balance due. Additionally, if a letter of credit is issued on behalf of an asset-backed security (which typically would guarantee payment up to a stated amount by a bank), and the stated amount in the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on the underlying sales contracts are not realized.

       ADDITIONAL INVESTMENT
       INFORMATION AND
       RISK CONSIDERATIONS


The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed in 'Description of Securities'. Unless otherwise noted, the following paragraphs are applicable to both Funds.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income is accrued until settlement. A Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments.

(7)  PROSPECTUS

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the 'Directors') of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. A Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions'.

LOANS OF PORTFOLIO SECURITIES

Subject to applicable investment restrictions, a Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term debt obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see 'Investment Objectives and Policies--Loans of Portfolio

Securities' in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS

Each Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by a Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce a Fund's obligation to repurchase the securities.

                                                                 PROSPECTUS  (8)

INVESTMENT COMPANY SECURITIES

The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in the aggregate in securities of investment companies as a group and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES

Each Fund may acquire, in privately negotiated transactions, restricted securities which cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the 'Securities Act'). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. Each Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ('Rule 144A Securities'). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of each Fund's 15% limitation on investments in illiquid securities. The investment adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors will take into account factors such as trading activity, availability of reliable price information and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described below under 'Investment Restrictions'.

HEDGING

Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, or (b) to close out or offset existing positions.

     Hedging activity in the Funds may include selling futures contracts on debt securities and indexes of debt securities and purchasing or writing (selling) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets. All hedging transactions must be appropriate to reduction of risk; they cannot be for speculation.


(9)  PROSPECTUS

     Under regulations of the Commodity Exchange Act of 1936, as amended (the 'Commodity Exchange Act'), an investment company registered under the 1940
Act is exempt from the definition of 'commodity pool operator', and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do no exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.

FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FUTURES, DEBT SECURITIES AND INDEXES OF DEBT SECURITIES


The Funds may (a) sell futures contracts on debt securities and indices of debt securities and (b) purchase or write (sell) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets.

     Presently, futures contracts are available in several types of fixed income securities, including U.S. Treasury bonds and notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit.

     When a futures contract is entered into, each party deposits with a broker or in a segregated custodial account a good faith deposit of approximately
1 1/2-2% of the contract amount, called the 'initial margin'. Additionally, during the term of the contract, the amount of the deposit is adjusted daily based on the current value of the futures contract by payments of 'variation margin' to or from the broker or segregated account.

     Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. Although most interest rate futures contracts call for making or taking delivery of the underlying securities, these obligations are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities. If the price of the offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the unrealized loss or gain on the hedged securities position, but may not always or completely do so.

     There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may


P                                                               PROSPECTUS  (10)
differ substantially from those anticipated when hedge positions were established. If a Fund has purchased futures to hedge against rising interest rates and interest rates decline, the value of the Fund's portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the futures position. A Fund may have to sell securities to meet daily maintenance margin requirements. The risk of loss to a Fund is theoretically unlimited when an uncovered futures contract is sold because there is an obligation to make delivery unless the contract closed out, regardless of fluctuations in the price of the underlying security.


     The Funds intend to engage in transactions in futures contracts and options on futures contracts as a hedge against changes, resulting from market conditions, in the value of securities which are held in a Fund's portfolio or which a Fund intends to purchase. In accordance with current Commodity Futures Trading Commission ('CFTC') regulations, neither Fund will enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter, the aggregate initial margin for its outstanding futures contracts and premiums paid for such options would exceed 5% of the fair market value of its total assets. In addition, a Fund will not enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter the sum of initial and net cumulative variation margins on its outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of its total assets.

     When a Fund attempts to hedge its portfolio by selling an interest rate futures contract, purchasing a put option thereon or writing a call option thereon, it will own an amount of United States Government securities corresponding to the open futures or option position. With respect to long positions assumed by a Fund, it will segregate with its custodian, or in a margin account with a broker, an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities permitted by CFTC regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged.

     A Fund may purchase call options and write (sell) put options on debt securities to close out open option positions, purchase put options to protect its holding from a decline in market value, and write call options. The Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. A Fund may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put option and sale of a call option on the same security. When a Fund purchases a put option or call option, the maximum risk of loss to it is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. Neither Fund will invest more than 5% of its net assets in premiums on put options.

     The Funds may also utilize futures contracts on bond indices or related put and call options on these index contracts. The Funds' strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Intermediate Government Fund may also buy put options and sell call options on municipal bond indices.

     The hedging activities of the Funds are subject to several additional restrictions. A Fund's ability to engage in hedging activities may be further limited by certain income tax considerations. See 'Taxes' in the Statement of Additional Information.


(11)  PROSPECTUS

     To the extent a Fund uses hedging instruments that do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and the market value fluctuations of the portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the investment adviser will attempt to create a very closely correlated hedge.

     The Funds may purchase put options on interest rate futures contracts that are traded on United States commodity exchanges, and write (i.e., sell) put and call options on such futures contracts. The Funds only intend to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently, options can be purchased or written with respect to futures contracts on United States Treasury bonds and United States Treasury notes on the Chicago Board of Trade.

     When a Fund hedges its portfolio by purchasing a put option or writing a call option on a futures contract, it will own a long futures position or an amount of high-grade debt securities corresponding to the open option position. When a Fund writes a put option on a futures contract, it may, rather than establish a segregated account, sell the futures contract underlying the put option or purchase a similar put option. In instances involving the purchase of a call option on a futures contract, a Fund will deposit in a segregated account with its custodian an amount in cash, cash equivalents or liquid, high-grade, fixed-income debt securities equal to the market value of the obligation underlying the futures contract, less any amount held in the initial variation margin accounts.

     The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected at any particular time or at all.

     A Fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the Fund's futures commissions merchants' requirements, which are similar to those applicable to interest rate futures contracts described above.

RISKS OF FUTURES TRANSACTIONS

Each Fund's successful use of futures contracts and options thereon depends upon the ability of its investment adviser to predict movements in the direction of interest rates and other factors affecting markets for securities, and upon the degree of correlation between prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of interest rate changes may not result in a successful hedging transaction. Although futures

                                                                PROSPECTUS  (12)
contracts and options thereon may limit exposure to loss, they may also limit a Fund's potential for capital gains. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, it will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against the possible increase in price of securities before a Fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the Fund's investment adviser then concludes not to invest in securities at that time because of concern as to possible future market decline or for other reasons, there would be a realized loss on the futures contract that is not offset by a reduction in the price of the securities purchased. The risk of loss to a Fund is theoretically unlimited if no investment in securities is made as a result of the market conditions noted above. Although a Fund will enter into futures contracts only on exchanges where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

     Brokerage commissions on a Fund's financial futures and options transactions and premium costs for purchasing options may tend to reduce its yield.

     For further information about a Fund's hedging activities, see 'Investment Objectives and Policies--Hedging Activities' in the Statement of Additional Information.

FOREIGN INVESTMENT RISK

The Intermediate Investment Grade Fund will invest in certain foreign securities. Investments in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and issuers than in the United States. Foreign securities markets have substantially less volume than domestic securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return of foreign investments as compared to interest paid to the Intermediate Investment Grade Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

(13)  PROSPECTUS

     Since investments in foreign securities involve foreign currencies, the value of their assets measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage.

INTEREST RATE RISK

In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.

       INVESTMENT
       RESTRICTIONS

As a diversified series of a registered investment company, 75% of the total assets of each Fund is subject to the following limitations: (a) a Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) a Fund may not own more than 10% of the outstanding voting securities of any one issuer.

     Each Fund also operates under certain investment restrictions that, together with its investment objectives, are deemed fundamental policies--i.e., they may be changed only with the approval of the holders of a majority of a Fund's outstanding shares.

     A Fund may not (i) acquire any illiquid securities if as a result more than 15% of the market value of its net assets would be in investments that are illiquid, (ii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at the time of borrowing), and except in connection with permitted reverse repurchase agreements; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing, (iii) purchase securities while borrowings, as described in clause (ii) above, exceed 5% of its total assets, (iv) purchase securities or other obligations of issuers of the same industry if, after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of its total assets, provided that this restriction will not apply to purchases of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, (v) purchase the securities of an issuer, if, after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer, (vi) make loans, except through certain means, (vii) purchase puts, calls, straddles, spreads or any combination thereof or commodities except for hedging purposes, (viii) purchase securities on margin or make short sales, except for certain hedging purposes,
(ix) invest in fixed time deposits except in certain circumstances, (x) issue senior securities or (xi) act as an underwriter of securities.

     For a more detailed discussion of the above investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the Statement of Additional Information.

                                                                PROSPECTUS  (14)

      MANAGEMENT
      OF THE FUNDS

DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.

INVESTMENT ADVISER


The Bank of New York serves as the investment adviser (the 'Adviser') to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.



     William D. Baird, Vice President, Senior Fixed Income Analyst and Portfolio Manager, joined The Bank of New York in 1993 and has 12 years of portfolio management experience. He has managed the Intermediate Government Fund since November 1997. In addition, Mr. Baird is the Bank of New York's structured portfolio specialist and is responsible for developing and managing all indexed and enhanced index bond products. Mr. Baird is also the Bank of New York's strategist and specializes in government, mortgage-backed and asset-backed security analysis. Prior to joining the Bank of New York, he managed structured fixed income portfolios for a major insurance company and traded fixed income securities and derivatives for an international bank.



     Christopher M. Capone, Vice President, is responsible for the day-to-day portfolio management for the Intermediate Investment Grade Fund. Mr. Capone has been responsible for managing various fixed income investments for the Adviser for the past ten years.


     The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .50% of average daily net assets for each Fund.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as the Funds' administrator (the 'Administrator') and assists generally in supervising the operations of each Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption

(15)  PROSPECTUS
orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws.The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as BNY Hamilton Funds, Inc. is a Maryland corporation; see 'Organization'). In addition, the Administrator's duties include assisting in drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

     The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.


     Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.

DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the 'Distributor'); its offices are located at 125 West 55 Street, New York, New York 10019.

     The Distributor makes a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.

     The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and adminstration services for other mutual fund groups.

                                                                PROSPECTUS  (16)

      SUMMARY OF
      SHAREHOLDER SERVICES

A Fund's telephone representative will be happy to answer any questions you may have.

Telephone                              For Information Regarding
1-800-4BNY-FND                         o Any of the Funds' investment objectives and
(1-800-426-9363)                         policies
8 a.m. to 9 p.m., Eastern time         o Opening an account
1-800-952-6276                         o Current account balances
8 a.m. to 9 p.m., Eastern time         o Shareholder address/telephone changes

You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that any of the Funds do not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.


     The Funds want you to be kept current regarding the status of your account. To assist you, the following statements and reports will be sent to you:


CONFIRMATION STATEMENTS                      After every transaction that affects your
                                             account balance or your account
                                             registration.
ACCOUNT STATEMENTS                           Quarterly, showing any activity during the
                                             quarter, any income credited during the
                                             quarter and the current value of your
                                             account.
FINANCIAL REPORTS                            Every six months, one copy of most Fund
                                             reports and year-end tax information will
                                             be mailed to each household, regardless of
                                             how many accounts are in the household.


       FUND AND OTHER
       SHAREHOLDER SERVICES

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Funds' custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.

     The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for both Funds.

(17)  PROSPECTUS

TRANSFER AGENT

BISYS Fund Services, Inc. ('BISYS'), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

DISTRIBUTION PLAN

The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to each class of each Fund (collectively, the '12b-1 Plans').


     Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have only implemented the 12b-1 Plans with respect to the Investor Class of each Fund.

     Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed .25% (annualized) of the average daily net assets of the relevant Fund, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund class under its respective 12b-1 Plan.


     The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be carried forward from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any carried forward amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund class with respect to amounts carried forward past the fiscal year in which it is incurred. As of December 31, 1997, there were no unreimbursed expenses associated with either Fund's 12b-1 Plan.


                                                                PROSPECTUS  (18)

FEE WAIVERS

Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.

       PURCHASE
       OF SHARES


To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.

     The following table summarizes the types of investments available in each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investments shown in the table are applicable to Investor Shares of each Fund.

                                                                    MINIMUM INVESTMENT REQUIRED
                                                     ----------------------------------------------------------
                                                               INITIAL                      ADDITIONAL
TYPE OF INVESTMENT                                           INVESTMENT                     INVESTMENT
--------------------------------------------------   ---------------------------    ---------------------------
Regular Account...................................             $ 2,000                         $ 100
Regular Account with Automatic Investment
  Program.........................................             $   500                         $  50
Regular Accounts for employees and retirees of The
  Bank of New York and its affiliates, and
  employees of each of the Administrator,
  Distributor and their affiliates (1)............             $   100                         $  25
Individual Retirement Account ('IRA').............             $   250                         $  25

------------------------------

(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.

     Institutional and Investor Shares of any of the Funds may be purchased without sales commission at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund. See 'Net Asset Value'.

(19)  PROSPECTUS

     The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor
Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events, (3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as The National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.


INITIAL INVESTMENTS

Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, 'Business Day' is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

     Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.

METHOD OF PURCHASE FOR INITIAL INVESTMENTS

BY CHECK

  -- Complete and sign a New Account Application and mail it, together with a check payable to the specific Fund, to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

  -- Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.

  -- Purchases by check must be payable in United States dollars and drawn on United States banks. THE FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS.

BY FEDERAL FUNDS WIRE

  -- An investor desiring to purchase shares by wire should call the Transfer
     Agent at 1-800-952-6276 and place a purchase order.

  -- Have your bank wire federal funds to the BNY Hamilton Funds' bank account
     (see below). In order to ensure prompt receipt by a Fund of a federal funds wire, an investor should take the following steps:

                                                                PROSPECTUS  (20)

A. Instruct your bank to wire the specified amount to the specific Fund's account as follows (be sure to have your bank include the name of the specific Fund selected, and state that the wire is for a new account):
                      The Bank of New York
                      New York, NY 10286
                      ABA #021000018
                      BNY Hamilton Funds
                      DDA #8900275847

                      Attn.: (specific Fund selected)
                      Ref.: (your account number, your account name and taxpayer identification number)

B. Complete the New Account Application and mail it to the appropriate address shown in 'By Check' above.

  -- Federal funds purchase orders will only be accepted on Business Days as defined herein. Your bank may charge a service fee for wiring funds.

BY BANK WIRE

  -- Follow the same procedure outlined under 'By Federal Funds Wire' above.
     Your bank may charge a service fee for wiring funds.

BY DIRECT DEPOSIT

  -- In certain circumstances, employees and retirees of The Bank of New York and its affiliates may purchase Fund shares by having payments automatically deposited into their specific Fund account.

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.

METHOD OF PURCHASE FOR ADDITIONAL INVESTMENTS

BY CHECK

  -- Make check payable to the specific Fund and send to: BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey 07101-0806. If possible, please include the tear-off payment stub that accompanies a Fund's confirmation statement.

BY FEDERAL FUNDS WIRE

  -- Have your bank wire federal funds according to the instructions on the previous page, except the wire should state that it is an additional investment.

  -- Please include your account number.

(21)  PROSPECTUS

BY AUTOMATIC INVESTMENT PROGRAM

  -- You may arrange, through the Automatic Investment Program, for purchases of Fund shares (minimum of $50) by direct debit from your account at any domestic financial institution that is an Automated Clearing House member.

  -- To elect this feature, please complete Section 7 on the new account application.

  -- See 'Purchase of Shares--Automatic Investment Program' or call

     1-800-4BNY-FND (1-800-426-9363) for further details on this investment option.

BY BANK WIRE

  -- The procedure is identical to 'By Federal Funds Wire' above.

BY DIRECT DEPOSIT

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.

  -- Additional purchases will be processed in accordance with your instructions.

AUTOMATIC INVESTMENT PROGRAM

You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $50 or more (PROVIDED AN INITIAL INVESTMENT OF $500 OR MORE HAS BEEN ESTABLISHED) by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.

     The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as 'dollar cost averaging'. By applying this technique consistently over time, investors usually purchase more shares during periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities. To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

     You may cancel this privilege or change the amount of purchase at any time by mailing written notification to:

                               BNY Hamilton Funds
                                P.O. Box 163310
                            Columbus, OH 43216-3310

Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                                                                PROSPECTUS  (22)

OTHER PURCHASE INFORMATION


Investors may purchase Investor Shares of any Equity Fund, Taxable Fixed Income Fund, BNY Hamilton Intermediate Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc., or a combination of those Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment Required table earlier in this section. Please refer to a 'BNY Hamilton Funds Individual Retirement Account' kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.


     In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

     To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.

     Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.

     Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.

       REDEMPTION
       OF SHARES

To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.

     Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. INVESTORS SHOULD BE AWARE THAT, UNLIKE A SAVINGS ACCOUNT, A REDEMPTION OF SHARES OF ANY OF THE FUNDS IS A TAXABLE EVENT. CONSULT YOUR TAX ADVISER FOR THE POTENTIAL TAX SITUATIONS THAT MAY ARISE AS A RESULT OF A REDEMPTION OF SHARES.


(23)  PROSPECTUS

METHOD OF REDEMPTION

A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.

BY MAIL

  -- Send your request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio
     43216-3310. (Be sure to include the name of the specific Fund and your account number.)

BY TELEPHONE (1)

  -- This option must have previously been elected. Call the specific Fund and request that the redemption proceeds be mailed to the address listed in the specific Fund's account records or wired to the investor's bank as listed in the specific Fund's records.

BY SYSTEMATIC WITHDRAWAL

  -- YOUR ACCOUNT MUST HAVE A VALUE OF $10,000 OR MORE.

  -- The record owner of shares may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share withdrawal, or a fixed percentage withdrawal (based on the current value of shares in the account) on a monthly, quarterly, semi-annual or annual basis.

  -- Further information about establishing a Systematic Withdrawal Plan may be obtained by calling 1-800-4BNY-FND (1-800-426-9363).

BY DRAFT

  -- Redemption checks may be made payable to the order of any person in the amount of $500 or more.

  -- Redemption checks are free, but the transfer agent will impose a fee for stopping payment of a redemption check at your request or if the transfer agent cannot honor the redemption check because of insufficient funds or any other valid reason.

  -- SHARES FOR WHICH CERTIFICATES HAVE BEEN ISSUED MAY NOT BE REDEEMED BY
     REDEMPTION CHECK.
------------------------------
(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.

                                                                PROSPECTUS  (24)

     Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. 'Good order' means that the request to redeem Investor Shares includes the following documentation: (i) a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see 'Further Redemption Information' below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in 'Redemption of Shares' in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.

DISCRETIONARY REDEMPTION BY A FUND

If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.

FURTHER REDEMPTION INFORMATION

Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. Notwithstanding the foregoing, a Fund will not make payments to investors redeeming Investor Shares that were purchased by check until payment for the purchase has been collected, which may take up to ten (10) Business Days after the date of purchase. At various times, the Funds may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Funds may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; 'Redemption of Shares--Further Redemption Information'.

     To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.


(25)  PROSPECTUS

      EXCHANGE
      OF SHARES

Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a NEW account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.

     Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares'. Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.

     Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.

       DIVIDENDS AND
       DISTRIBUTIONS


The net investment income for each class of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after such dividend is declared (usually by the 20th day of the month). Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.


     The net investment income of each class of a Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of each class of a Fund will begin earning dividends on the next Business Day after the date of the investment. See 'Purchase of Shares' and 'Redemption of Shares'.

     Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Internal Revenue Code of 1986, as amended (the 'Tax Code'), and other applicable statutory and regulatory requirements.

                                                                PROSPECTUS  (26)

DIVIDEND AND GAIN DISTRIBUTION OPTIONS

Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.

     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

       NET ASSET
       VALUE

Net asset value per share for each class of shares of each Fund will be determined by subtracting from the value of a Fund's total assets attributable to that class of shares the amount of its liabilities attributable to shares of that class, and dividing the remainder by the number of its outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.

     Each Fund computes the net asset value of each class of its respective shares once daily on Monday through Friday, except that net asset value of a particular class will not be computed on any day in which no orders to purchase or redeem shares of that class have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. Each Fund computes net asset value of each class of its shares as of the close of regular trading of the New York Stock Exchange (normally 4:00 P.M., Eastern time).

(27)  PROSPECTUS

      ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company that was organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation of BNY Hamilton Funds, Inc. currently permit the company to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated among the Funds described in this Prospectus as follows:

                                                            NUMBER OF SHARES OF
                         FUND                             COMMON STOCK AUTHORIZED
---------------------------------------------------------------------------------
Intermediate Government Fund
  Institutional Shares.................................         200,000,000
  Investor Shares......................................         200,000,000
Intermediate Investment Grade Fund
  Institutional Shares.................................         200,000,000
  Investor Shares......................................         200,000,000

     The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series of classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders of a Fund will vote together as a single class on matters affecting the Fund generally, including matters relating to the Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular class of each Fund, will vote separately on any matters relating only to that class, as appropriate. For example, to the extent shareholder votes are necessary, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc., and the specific Fund to which they belong. None of the series of BNY Hamilton Funds, Inc. intends to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc. BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.


       TAXES

The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to

                                                                PROSPECTUS  (28)
specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information. Annual statements as to the federal tax status of distributions will be mailed to shareholders shortly after the end of the taxable year.

     Each Fund intends to qualify as a 'regulated investment company' under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.

     Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.


     Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.


     Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to shareholders of a Fund as long-term capital gains regardless of how long the shareholders have held shares and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions are not eligible for the dividends-received deduction.

     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, A FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.


       ADDITIONAL INFORMATION

The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P.O. Box 163310, Columbus, Ohio 43216-3310.


     A Fund may make historical performance information of either of its classes available and may advertise total return and 30-day yield as those terms are defined in the Statement of Additional Information under 'Performance Data'. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).


(29)  PROSPECTUS

      APPENDIX A

The following chart shows the comparison of the predecessor of BNY Hamilton Intermediate Investment Grade Fund and a comparable index. The average annual total return figures for the predecessor of BNY Hamilton Intermediate Investment Grade Fund have not been audited.

                                 [BAR CHART]

                                   BNY HAMILTON          LEHMAN INTERMEDIATE
                              INTERMEDIATE INVESTMENT        GOVERNMENT
                                    GRADE FUND             CORPORATE INDEX
----------------------------------------------------------------------------
Average annual total return
  after one year...........             1.81%                    4.05%
Average annual total return
  after five years.........             5.98%                    6.52%
Average annual total return
  after ten years..........             6.88%                    7.91%

     The performance results presented above are those of Bank of New York CTF Intermediate Income Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Intermediate Investment Grade Fund, and should not be interpreted as indicative of the future performance of the Intermediate Investment Grade Fund.

     The Bank of New York CTF Intermediate Income Fund's investment objective, policies and strategies are substantially similar to those of the Intermediate Investment Grade Fund, although, unlike the Intermediate Investment Grade Fund, the Bank of New York CTF Intermediate Income Fund is not subject to certain investment limitations, tax restrictions, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Intermediate Income Fund, may have adversely affected performance.

     The Bank of New York CTF Intermediate Income Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CTF Intermediate Income Fund is not subject to advisory or administrative expenses usually associated with

                                                                PROSPECTUS  (30)
mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Intermediate Investment Grade Fund. Performance shown conforms to the standards established by the Association for Investment Management and Research.

     The Lehman Brothers Intermediate Government Corporate Index is an unmanaged index generally considered representative of the intermediate-term bond market. The Index does not take into account fees and expenses.

     Performance for the Intermediate Government Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

(31)  PROSPECTUS

                                  [B/C C/R/C]

                                                                 5/98   BNY-0091

BNY HAMILTON TAX-EXEMPT FIXED INCOME FUNDS


125 West 55th Street
New York, New York 10019
For information call 1-800-426-9363 (1-800-4BNY-FND)


BNY Hamilton Funds, Inc. is a family of no-load mutual funds for which there are no sales charges or exchange or redemption fees. This Prospectus describes two
(2) tax-exempt fixed income funds (individually, a 'Fund' and collectively, the 'Funds') offered by the BNY Hamilton Family of Funds.



---------------------------------------------------------------------------------------
FUND              OBJECTIVE                              FOR INVESTORS SEEKING
---------------------------------------------------------------------------------------

BNY HAMILTON      To provide investors with income that  Triple tax-free income,
INTERMEDIATE NEW  is exempt from federal, New York       moderate risk and relative
YORK              State and New York City income taxes   stability of principal
TAX-EXEMPT FUND   while maintaining relative stability
                  of principal
---------------------------------------------------------------------------------------

BNY HAMILTON      To provide income that is exempt from  Tax-free income, moderate risk
INTERMEDIATE      federal income taxes while             and relative stability of
TAX-EXEMPT FUND   maintaining relative stability of      principal
                  principal
---------------------------------------------------------------------------------------


INVESTMENTS IN EITHER FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR INSURED BY, THE BANK OF NEW YORK, AND THE SHARES IN EITHER FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN EITHER FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


This Prospectus sets forth concisely the information that a prospective investor should know about the Funds noted in the chart above before investing and should be retained for future reference. Additional information about the Funds or other members of the BNY Hamilton Family of Funds has been filed with the Securities and Exchange Commission in the Statement of Additional Information for BNY Hamilton Funds, Inc., dated April 30, 1998. This information is incorporated by reference and is available without charge upon request from the Funds' distributor, BNY Hamilton Distributors, Inc., 125 West 55th Street, New York, NY 10019, Attention: BNY Hamilton Funds, Inc. 1-800-4BNY-FND (1-800-426-9363).


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

           The date of this Prospectus is April 30, 1998        5/98    BNY-0092

                     [This page intentionally left blank]

TABLE
OF
CONTENTS
--------------------------------------------------------------------------------

Fee Table                                                            1
--------------------------------------------------------------------
Financial Highlights                                                 3
--------------------------------------------------------------------
Investment Objectives and Policies                                   5
--------------------------------------------------------------------
Description of Securities                                            6
--------------------------------------------------------------------
Additional Investment Information and Risk Considerations            9
--------------------------------------------------------------------
Investment Restrictions                                             17
--------------------------------------------------------------------
Management of the Funds                                             18
--------------------------------------------------------------------
Summary of Shareholder Services                                     20
--------------------------------------------------------------------
Fund and Other Shareholder Services                                 20
--------------------------------------------------------------------
Purchase of Shares                                                  22
--------------------------------------------------------------------
Redemption of Shares                                                26
--------------------------------------------------------------------
Exchange of Shares                                                  28
--------------------------------------------------------------------
Dividends and Distributions                                         29
--------------------------------------------------------------------
Net Asset Value                                                     29
--------------------------------------------------------------------
Organization                                                        30
--------------------------------------------------------------------
Taxes                                                               31
--------------------------------------------------------------------
Additional Information                                              32
--------------------------------------------------------------------
Appendix A                                                          33
--------------------------------------------------------------------
Appendix B                                                          34
--------------------------------------------------------------------

FEE
TABLE


The following table illustrates the expenses an investor in either Fund will incur. In addition, investments are subject to the annual fund operating expenses (after expense limitations) set forth below.


                                       BNY HAMILTON
                                       INTERMEDIATE               BNY HAMILTON
                                         NEW YORK                 INTERMEDIATE
                                     TAX-EXEMPT FUND            TAX-EXEMPT FUND
                                 ---------------------------------------------------
                                 INSTITUTIONAL   INVESTOR   INSTITUTIONAL   INVESTOR
                                    SHARES        SHARES       SHARES        SHARES
                                 ---------------------------------------------------
SHAREHOLDER TRANSACTION
  EXPENSES:
  Sales Load Imposed on
    Purchases...................      None         None          None         None
  Sales Load Imposed on
    Reinvested Dividends........      None         None          None         None
  Deferred Sales Load...........      None         None          None         None
  Redemption Fees...............      None         None          None         None
  Exchange Fees.................      None         None          None         None
ANNUAL FUND OPERATING EXPENSES
  (AFTER LIMITATIONS):
  (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
  Management Fees (After
    Limitations)................       .45%         .45%          .70%         .70%
  12b-1 Fees (After
    Limitations)................       .00%         .20%          .00%         .25%
  Other Expenses................       .45%         .50%          .11%         .20%

                                 ---------------------------------------------------
  Total Fund Operating Expenses
    (After Limitations).........       .90%        1.15%          .81%        1.15%
                                 ---------------------------------------------------
                                 ---------------------------------------------------
  EXAMPLE:
    An investor would pay the
      following expenses on a
      $1,000 investment,
      assuming (1) 5% annual
      return and (2) redemption
      at the end of each time
      period:




                                    BNY HAMILTON
                                    INTERMEDIATE                BNY HAMILTON
                                      NEW YORK                  INTERMEDIATE
                                  TAX-EXEMPT FUND             TAX-EXEMPT FUND
                              ----------------------------------------------------
                              INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR
                                 SHARES        SHARES        SHARES        SHARES
                              ----------------------------------------------------
  1 year...................       $   9         $ 12          $   8         $ 12
  3 years..................       $  29         $ 37          $  26         $ 37
  5 years..................       $  50         $ 64          $  45         $ 64
  10 years.................       $ 111         $140          $ 100         $140


(1) PROSPECTUS

     This table is designed to assist investors in understanding the various direct and indirect costs that an investor would bear. Long-term shareholders of Investor Shares of either Fund may pay more than the economic equivalent of a maximum front-end sales load imposed on purchases permitted by the National Association of Securities Dealers, Inc. The Adviser and Administrator (each as defined in 'Management of the Funds') have agreed to limit expenses of each Fund to .90% and 1.15% of its average daily net assets of each Fund's Institutional Shares and Investor Shares, respectively. Were expenses not so limited, Management Fees would be .70% for each class of shares in BNY Hamilton Intermediate New York Tax-Exempt Fund; 12b-1 fees would be .25% for the Investor Shares of BNY Hamilton Intermediate New York Tax-Exempt Fund; and Total Fund Operating Expenses would be 1.15% and 1.45% Shares of BNY Hamilton Intermediate New York Tax-Exempt Fund, respectively. Management reserves the right to implement or discontinue expense limitations at any time. See 'Fund and Other Shareholder Services--Fee Waivers'.


     For a description of contractual fee arrangements or the fees and expenses included in Other Expenses, see 'Management of the Funds' and 'Fund and Other Shareholder Services'. In connection with the example, please note that $1,000 is less than the generally applicable minimum initial investment required for each of the Funds and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares' and 'Redemption of Shares'.

     THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. EXPENSES PAID AS SHOWN ABOVE REFLECT ESTIMATES MADE BY THE FUNDS AS OF THE DATE OF THIS PROSPECTUS.

                                                                  PROSPECTUS (2)

      FINANCIAL
      HIGHLIGHTS


The following selected financial data for shares of BNY Hamilton Intermediate New York Tax-Exempt Fund was audited by KPMG Peat Marwick LLP, independent accountants for the year ended December 31, 1997, and by Deloitte & Touche LLP, independent accountants, for all other periods presented, whose reports thereon appear in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



               BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND



                      INSTITUTIONAL
                          SHARES                                INVESTOR SHARES
                      --------------   ------------------------------------------------------------------
                      FOR THE PERIOD                                                      FOR THE PERIOD
                      APRIL 1, 1997*                                                     AUGUST 10, 1992*
                         THROUGH                   YEAR ENDED DECEMBER 31,                   THROUGH
                       DECEMBER 31,    ------------------------------------------------    DECEMBER 31,
                           1997         1997      1996      1995      1994       1993          1992
                      -----------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value at
 beginning of
 period..............    $  10.16      $ 10.29   $ 10.34   $  9.59   $ 10.37    $  9.97      $  10.00
                      -----------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............        0.31         0.39      0.40      0.39      0.39       0.38          0.15
Net realized and
 unrealized gain
 (loss) on
 investments.........        0.36         0.23     (0.05)     0.75     (0.78)      0.40         (0.03)+
                      -----------------------------------------------------------------------------------
 Total from
   investment
   operations........        0.67         0.62      0.35      1.14     (0.39)      0.78          0.12
                      -----------------------------------------------------------------------------------

DIVIDENDS
Dividends from net
 investment income...       (0.31)       (0.39)    (0.40)    (0.39)    (0.39)     (0.38)        (0.15)
                      -----------------------------------------------------------------------------------
Net asset value at
 end of period.......    $  10.52      $ 10.52   $ 10.29   $ 10.34   $  9.59    $ 10.37      $   9.97
                      -----------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------
TOTAL RETURN:++......        6.69%**      6.19%     3.47%    12.08%    (3.81)%     7.99%         1.18%**
RATIOS/SUPPLEMENTAL
 DATA:
Net assets at end of
 period (000's
 omitted)............    $ 30,915      $10,368   $36,737   $40,931   $43,213    $55,871      $ 19,717
Ratio to average net
 assets of:
 Expenses, net of
   waiver from The
   Bank of New York
   and
   Administrator.....        0.90%***     1.02%     0.90%     0.90%     0.85%      0.68%         0.60%***
 Expenses, prior to
   waiver from The
   Bank of New York
   and
   Administrator.....        1.15%***     1.32%     1.18%     1.20%     1.20%      1.30%         1.96%***
 Net investment
   income, net of
   waiver from The
   Bank of New York
   and
   Administrator.....        3.98%***     3.88%     3.91%     3.89%     3.92%      3.74%         3.79%***
 Portfolio turnover
   rate..............          21%          21%       22%        4%       18%         6%           --



------------------------------

 * Commencement of investment operations for the respective class of shares.


 ** Not annualized.


*** Annualized.


 + The amount shown is not in accordance with the change in the aggregate gains and losses of the portfolio securities for the period August 10, 1992 through December 31, 1992 due to the timing of sales and repurchases of shares of the Fund.


 ++ Total return does not consider the effect of the sales load for those periods in which the sales load was in effect.


(3) PROSPECTUS

Further information about the performance of BNY Hamilton Intermediate New York Tax-Exempt Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.

                            ------------------------


The following selected financial data for shares of BNY Hamilton Intermediate Tax-Exempt Fund was audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's annual report. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1997 which is incorporated by reference into the Statement of Additional Information.



                   BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND



                                                           INSTITUTIONAL
                                                               SHARES      INVESTOR SHARES
                                                           --------------  ---------------
                                                           FOR THE PERIOD  FOR THE PERIOD
                                                           APRIL 1, 1997*   MAY 1, 1997*
                                                              THROUGH          THROUGH
                                                            DECEMBER 31,    DECEMBER 31,
                                                                1997            1997
                                                           -------------------------------
PER SHARE DATA:
Net asset value at beginning of period....................    $  10.00         $  9.99
                                                           -------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.....................................        0.33            0.27
Net realized and unrealized gain (loss) on investments....        0.31            0.33
                                                           -------------------------------
  Total from investment operations........................        0.64            0.60
                                                           -------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income......................       (0.33)          (0.27)
Distributions from capital gains..........................       (0.04)          (0.04)
                                                           -------------------------------
  Total dividends and distributions.......................       (0.37)          (0.31)
                                                           -------------------------------
Net assets at end of period...............................    $  10.27         $ 10.28
                                                           -------------------------------
                                                           -------------------------------

TOTAL RETURN:.............................................        6.50%**         6.08%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)...............    $269,085         $   194
Ratio to average net assets of:
  Expenses................................................        0.81%***        1.15%***
  Net investment income...................................        4.36%***        3.98%***
Portfolio turnover rate...................................          30%             30%


------------------------------

 * Commencement of operations for the respective class of shares.


 ** Not annualized.


*** Annualized.


Further information about the performance of BNY Hamilton Intermediate Tax-Exempt Fund is contained in the Fund's annual report to shareholders, which may be obtained from the distributor, BNY Hamilton Distributors, Inc., upon request and without charge.


                                                                 PROSPECTUS (4)

      INVESTMENT OBJECTIVES
      AND POLICIES

The investment objective of each Fund is stated below, together with the policies each Fund will employ in its efforts to achieve its objectives. There can be no assurance that either Fund will attain its investment objective.

INTRODUCTION

The Funds are open-end management investment companies (commonly known as mutual funds) registered under the Investment Company Act of 1940 (the '1940 Act'). Each of the Funds will be considered a separate pool of assets with its own distinctive investment objectives and policies, as described below.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

(the 'Intermediate New York Tax-Exempt Fund')


The Intermediate New York Tax-Exempt Fund's investment objective is to provide investors with income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Intermediate New York Tax-Exempt Fund will seek to accomplish this objective by investing primarily in bonds issued by New York State and the Commonwealth of Puerto Rico and their respective authorities, agencies, instrumentalities and political subdivisions, which bonds are exempt from federal, New York State and New York City income taxes. (These type of bonds are hereafter referred to as 'Municipal Obligations'.)


BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND

(the 'Intermediate Tax-Exempt Fund')

The Intermediate Tax-Exempt Fund's investment objective is to provide income that is exempt from federal income taxes while maintaining relative stability of principal. A portion of income from the Intermediate Tax-Exempt Fund may also be exempt from certain state and local income taxes. Shareholders will be notified at the end of the calendar year what percentage, if any, of their income from the Intermediate Tax-Exempt Fund is exempt from any income taxes in addition to federal income taxes. In normal circumstances, the Intermediate Tax-Exempt Fund will seek to accomplish this objective by investing primarily in Municipal Obligations issued by states, territories and possessions of the United States and the District of Columbia, which bonds are exempt from federal income taxes.

     In an effort to manage interest rate risk and principal stability of the Intermediate New York Tax-Exempt Fund's net asset value, the Intermediate New York Tax-Exempt Fund will invest in a portfolio of debt instruments and/or Municipal Obligations which, during normal market conditions, will have a dollar weighted average maturity of no more than eight nor less than three years. For the Intermediate Tax-Exempt Fund, the dollar weighted average maturity will be no more than ten nor less than three years.


     In addition, during normal conditions, each Fund will attempt to maintain a ratio of 100% and, as a fundamental policy, at least 80%, of its net assets in Municipal Obligations that are consistent with such Fund's specific investment objective. If, due to market conditions or

(5) PROSPECTUS
supply limitations, Municipal Obligations are not available, the Intermediate New York Tax-Exempt Fund may temporarily invest up to 20% of its net assets in fixed income securities that are subject to federal, as well as certain state and local income taxes, and the Intermediate Tax-Exempt Fund may temporarily invest up to 20% of its net assets in fixed income securities that are subject to federal income taxes. These securities may include (i) securities issued or guaranteed by the United States Government; (ii) commercial paper; (iii) certificates of deposit of the 100 largest domestic banks; or (iv) corporate debt. To provide liquidity, each Fund will invest a portion of its assets in short-term Municipal Obligations related to its specific investment objective and may temporarily increase investments in short-term Municipal Obligations for defensive purposes if, in the opinion of the investment adviser, adverse market conditions so warrant. For a further discussion of the types of securities that each Fund may invest in for temporary defensive purposes and the associated risks, see 'Additional Investment Information and Risk Considerations--Taxable Investments' later in this Prospectus.

       DESCRIPTION
       OF SECURITIES

MUNICIPAL OBLIGATIONS

Each Fund will invest primarily in Municipal Obligations. For the Intermediate Tax-Exempt Fund, Municipal Obligations include notes and bonds issued by or on behalf of the political subdivisions, agencies, authorities and instrumentalities of states, territories and possessions of the United States and the District of Columbia. For the Intermediate New York Tax-Exempt Fund, Municipal Obligations includes notes or bonds issued by or on behalf of the political subdivisions, agencies, authorities and instrumentalities of New York State and the commonwealth of Puerto Rico, the interest on which is exempt from federal, and for Municipal Obligations issued by or on behalf of New York State and its political subdivisions, agencies, authorities and instrumentalities, from New York State and New York City income taxes as well. Such securities are traded primarily in the over-the-counter market.


     Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial development bonds ('IDBs'), which are considered tax-exempt bonds if the interest paid thereon is exempt from federal income taxes, are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing and pollution control, and for airport, mass transit, port and parking facilities.


     Two principal classifications of tax-exempt bonds are 'general obligation' and 'revenue'. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only

                                                                 PROSPECTUS (6)
from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Tax-exempt notes are of short maturity, generally one year or less. They include such securities as Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

     Interest earned from certain tax-exempt securities (including certain IDBs) that are private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the 'Tax Code'), is treated as a preference item for purposes of the alternative minimum tax. In the event that a Fund invests in such securities, no more than 20% of its net assets would be invested in such securities, together with securities the interest on which is subject to federal and, where applicable, state and local income tax.

RISK FACTORS REGARDING MUNICIPAL OBLIGATIONS

Investors should note that either general obligation or revenue bonds may be adversely affected by local political and economic conditions and developments within a particular state that adversely affect issuers of such tax-exempt securities. Adverse conditions in a state's significant industry could have a correspondingly adverse effect on specific issuers within the state or on anticipated revenue of the issuing state; conversely an improving economic outlook for a significant industry may have a positive effect on such issuers or revenue. Other factors that could affect a tax-exempt security include the change in a state's economy (for example from an industrial or agricultural based economy to a service based economy); demographic factors such as population growth or decline and foreign immigration, ecological or environmental issues unique to a particular industry or area within the state and statutory limitations on the state's ability to increase taxes.


SPECIAL RISK FACTORS REGARDING NEW YORK STATE MUNICIPAL OBLIGATIONS

Investors in the Intermediate New York Tax-Exempt Fund should consider carefully the special risks inherent in investments in Municipal Obligations of New York issuers. These risks result from the financial condition of New York State, certain of its public bodies and municipalities and New York City. Beginning in early 1975, New York State, New York City, and other entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various Municipal Obligations in which the Intermediate New York Tax-Exempt Fund may invest. If there should be a default or other financial crisis relating to New York State,

(7) PROSPECTUS

New York City, a State or City agency, or other municipality, the market value and marketability of outstanding Municipal Obligations in the Intermediate New York Tax-Exempt Fund portfolio and the interest income to the Fund could be adversely affected. Moreover, the effects of the Federal Tax Reform Act of 1986 and conforming State tax legislation have added substantial uncertainty to estimates of New York State's tax revenues. In 1991, Moody's Investors Services, Inc. ('Moody's') and Standard and Poor's Ratings Group ('S&P') downgraded certain obligations backed by New York State and have placed other bonds on a watch list for possible future downgrade. Potential recurring revenue shortfalls in future fiscal years may adversely affect New York State.

     The foregoing is only a summary and is based on information from statements relating to securities offerings of New York issuers. A more detailed description of special factors affecting investments in Municipal Obligations of which investors should be aware is set forth under 'Special Considerations Relating to Investments in New York Municipal Obligations' in the Statement of Additional Information.

     The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. This classification may cause the Intermediate New York Tax-Exempt Fund to be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if its investments were required to be diversified across the Municipal Obligations of many issuers.

QUALITY INFORMATION

The Funds will limit their investments to investment grade Municipal Obligations, which are Municipal Obligations rated in one of the four highest investment rating categories by Moody's or S&P. Securities rated in the lowest of these investment grade debt categories (Baa by Moody's and BBB by S&P) are normally considered to have adequate payment protection parameters, although adverse conditions are more likely to lead to a weakened capacity to pay principal and interest, as compared to securities rated in the three higher categories. Securities rated Baa or BBB are characterized by Moody's and S&P as investment grade but are considered by Moody's to have speculative characteristics as well. The Funds may also invest in short-term municipal obligations rated MIG-1 or MIG-2 by Moody's or SP-1+ or SP-1 by S&P. If market conditions warrant, a Fund may invest in tax-exempt commercial paper rated Prime-1 by Moody's or A-1 by S&P. In the event that a security held by a Fund has its ratings dropped below the tolerance described above, the decision whether to sell or to retain such security will be at the discretion of the investment adviser.


     For a further description of securities ratings, see 'Appendix A--Description of Securities Ratings' in the Statement of Additional Information.


                                                                 PROSPECTUS (8)

      ADDITIONAL INVESTMENT
      INFORMATION AND
      RISK CONSIDERATIONS

The following paragraphs describe other types of securities transactions in which the Funds may engage. Generally, the following types of securities and transactions involve more risk than those discussed above in 'Description of Securities'.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income is accrued until settlement. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Directors (the 'Directors') of BNY Hamilton Funds, Inc. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. The term of the agreement is usually from overnight to one week.

A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Fund always receives, as collateral, securities with a market value at least equal to purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the lending Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. Investments in certain repurchase agreements and certain other investments that may be considered illiquid are limited as set forth under 'Investment Restrictions'.

LOANS OF PORTFOLIO SECURITIES

Subject to applicable investment restrictions, each Fund is permitted to lend its securities. These loans must be secured continuously by cash, U.S. Government securities or other liquid high-grade short-term debt obligations in an account segregated by the custodian or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For more information, see 'Investment Objectives and Policies--Loans of Portfolio Securities' in the Statement of Additional Information.

(9) PROSPECTUS

REVERSE REPURCHASE AGREEMENTS

The Funds are permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Neither Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to its purchase obligations under its repurchase agreements.

     Reverse repurchase agreements involve the risk that the market value of the securities retained by the relevant Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities.

INVESTMENT COMPANY SECURITIES

The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of such Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.

TAXABLE INVESTMENTS


Each Fund will attempt to invest 100% of its assets in Municipal Obligations; however, either Fund is permitted to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to federal and, where applicable, New York State and New York City income tax. If, in adverse market conditions, a Fund's investment adviser determines, in its judgment, that Municipal Obligations satisfying the Fund's investment objective are not available, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities, the interest on which is subject to federal, and where applicable, New York State and New York City income taxes.


     Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or

                                                                 PROSPECTUS (10)
authorities, highly rated corporate debt securities (rated AA or better by S&P, or Aa or better by Moody's), prime commercial paper (rated A-1+ by S&P or P-1 by Moody's) and certificates of deposit of the 100 largest domestic banks in terms of assets, which are subject to regulatory supervision by the United States Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

PUTS

The Funds may purchase without limit Municipal Obligations together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a 'put'. The aggregate price paid for a security with a put may be higher than the price that would otherwise be paid. Consistent with each Fund's investment objectives and subject to the supervision of the Directors of BNY Hamilton Funds, Inc., the purpose of this practice is to permit a Fund's portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the investment adviser's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Fund's investment adviser will monitor each writer's ability to meet its obligations under puts.

     The amortized cost method will be used by each Fund to value Municipal Obligations with maturities of less than 60 days because the Directors have determined that this method of valuation will provide an accurate estimate of market value; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See 'Investment Objectives and Policies' in the Statement of Additional Information for valuation procedure if a Fund invests in Municipal Obligations with maturities of 60 days or more that are subject to separate puts.

PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES

Each Fund may acquire, in privately negotiated transactions, restricted securities which cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the 'Securities Act'). The price a Fund pays for these securities, or receives upon resale, may be lower than the price the Fund would pay or receive for similar securities with a more liquid market. Accordingly, the valuation of these securities by a Fund will reflect any limitations on their liquidity. (As a matter of policy, each Fund may invest up to 25% of its total assets in Municipal Obligations issued as part of privately negotiated

(11) PROSPECTUS
transactions between one issuer and one or more purchasers.) Each Fund may also purchase certain unregistered securities sold to institutional investors under Rule 144A of the Securities Act ('Rule 144A Securities'). Rule 144A Securities that have a readily available market may be deemed to be liquid for purposes of the Fund's 15% limitation on investments in illiquid securities described below. The investment adviser will monitor the liquidity of such restricted securities under the supervision of, and pursuant to guidelines established by, the Directors. In establishing these guidelines, the Directors take into account factors such as trading activity, availability of reliable price information, and other relevant information. Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Acquisition by a Fund of illiquid investments (any investment that cannot be disposed of within three (3) Business Days in the normal course of business at approximately the amount at which it was valued by a Fund) is subject to the 15% limitation described under 'Investment Restrictions'.


HEDGING

Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, or (b) to close out or offset existing positions.

     Hedging activity in the Funds may include selling futures contracts on debt securities and indexes of debt securities and purchasing or writing (selling) options on these futures, on debt securities and on indexes of debt securities traded on registered securities exchanges and contract markets. All hedging transactions must be appropriate for reduction of risk; they cannot be for speculation.

     Under regulations of the Commodity Exchange Act of 1936, as amended (the 'Commodity Exchange Act'), an investment company registered under the 1940 Act is exempt from the definition of 'commodity pool operator', and therefore not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do not exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Funds will only use commodity futures and commodity options contracts in a manner consistent with these requirements.

FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FUTURES, DEBT SECURITIES AND INDEXES OF DEBT SECURITIES

The Funds may (a) sell futures contracts on debt securities and indices of debt securities and (b) purchase or write (sell) options on these futures, on debt securities and on indexes of debt

                                                                 PROSPECTUS (12)
securities traded on registered securities exchanges and contract markets. The Funds may enter into these transactions with respect to Municipal Obligations and non-municipal debt securities.


     Presently, futures contracts are available in several types of fixed income securities, including U.S. Treasury bonds and notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit.


     When a futures contract is entered into, each party deposits with a broker or in a segregated custodial account a good faith deposit of approximately

1 1/2-2% of the contract amount, called the 'initial margin'. Additionally, during the term of the contract, the amount of the deposit is adjusted daily based on the current value of the futures contract by payments of 'variation margin' to or from the broker or segregated account.

     Although most interest rate futures contracts call for making or taking delivery of the underlying securities, these obligations are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities. If the price of the offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the unrealized loss or gain on the hedged securities position, but may not always or completely do so.

     Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Fund has purchased futures to hedge against rising interest rates and interest rates decline, the value of the Fund's portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the futures position. A Fund may have to sell securities to meet daily maintenance margin requirements. The risk of loss to a Fund is theoretically unlimited when an uncovered futures contract is sold because there is an obligation to make delivery unless the contract closed out, regardless of fluctuations in the price of the underlying security.

     Each Fund intends to engage in transactions in futures contracts and options on futures contracts as a hedge against changes, resulting from market conditions, in the value of securities which are held in the Fund's portfolio or which the Fund intends to purchase. In accordance with current Commodity Futures Trading Commission ('CFTC') regulations, a Fund will not enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter, the aggregate initial margin for its outstanding futures contracts and premiums paid for such options would exceed 5% of the fair market value of its

(13) PROSPECTUS
total assets. In addition, neither Fund will enter into any financial futures contract or purchase related options (as defined in the CFTC regulations) if immediately thereafter the sum of initial and variation margins on its outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of its total assets.

     When either Fund attempts to hedge its portfolio by selling an interest rate futures contract, purchasing a put option thereon, or by writing a call option thereon, it will own an amount of United States Government securities corresponding to the open futures or option position. With respect to long positions assumed by a Fund, the Fund will segregate with its custodian, or in a margin account with a broker, an amount of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities permitted by CFTC regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged.

     The Funds may purchase call options and write (sell) put options on debt securities to close out open option positions, purchase put options to protect its holding from a decline in market value, and write call options. The Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. Either Fund may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put option and sale of a call option on the same security. When a Fund purchases a put option or call option, the maximum risk of loss is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. Neither Fund will invest more than 5% of its net assets in premiums on put options.

     The Funds may utilize futures contracts on municipal bond indices or related put and call options on these index contracts. The Funds' strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Funds may also buy put options and sell call options on municipal bond indices. The Funds may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities become available, the Funds will consider purchasing or selling these options.

     The hedging activities of the Funds are subject to several additional restrictions. A Fund's ability to engage in hedging activities may be limited by certain income tax considerations. See 'Taxes' in the Statement of Additional Information.

     To the extent a Fund uses hedging instruments that do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and the market value fluctuations of the portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the investment adviser will attempt to create a very closely correlated hedge.

     Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to a Fund's portfolio as hedging activities based on municipal debt securities or indexes.


                                                                 PROSPECTUS (14)

Less closely correlated hedges are likely to occur if a Fund hedges municipal securities with a futures contract on United States Government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be especially useful where closely correlated hedging activities based on municipal securities or indexes are not available.

     The Funds may purchase put options on interest rate futures contracts that are traded on United States commodity exchanges, and write (i.e., sell) put and call options on such futures contracts. The Funds only intend to engage in options in futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contracts gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently, options can be purchased or written with respect to futures contracts on United States Treasury bonds and United States Treasury notes on The Chicago Board of Trade.

     When a Fund hedges its portfolio by purchasing a put option or writing a call option on a futures contract, it will own a long futures position or an amount of high-grade debt securities corresponding to the open option position. When a Fund writes a put option on a futures contract, it may, rather than establish a segregated account, sell the futures contract underlying the put option or purchase a similar put option. In instances involving the purchase of a call option on a futures contract, a Fund will deposit in a segregated account with its custodian an amount in cash, cash equivalents or liquid, high-grade, fixed-income debt securities equal to the market value of the obligation underlying the futures contract, less any amount held in the initial variation margin accounts.

     The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected at any particular time or at all.

     A Fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the Fund's futures commissions merchants' requirements, which are similar to those applicable to interest rate futures contracts described above.

MUNICIPAL BOND INDEX FUTURES CONTRACTS


Futures contracts on municipal bond indexes began trading on the Chicago Board of Trade in 1985. These contracts, which provide for each settlement rather than delivery of securities, are based on the Bond Buyer Municipal Bond Index, an index of 40 actively traded municipal bonds. To make the index as representative as possible of price trends in the municipal securities market, twice a month new issues are added to the index and an equal number of the

(15) PROSPECTUS
least actively traded issues are dropped from the index. Each bond in the index is priced daily by a group of five brokers.

     Municipal bond index contracts are designed to provide a way to hedge municipal bond portfolios, since prices of existing futures on taxable securities do not always correlate well with municipal bond prices. Because the municipal bond index contract should correlate better with a Fund's price changes than Treasury bond futures contracts, the investment adviser expects to do most of its hedging using municipal bond index contracts. However, there may be times when the investment adviser believes that Treasury bond contracts correspond well with municipal bond prices are trading at prices that makes hedging with these contracts less expensive than hedging with municipal bond index contracts. Accordingly, the Funds intend to use both Treasury bond and municipal bond index contracts for hedging purposes.

RISKS OF FUTURES TRANSACTIONS


The Funds' successful use of futures contracts and options thereon will depend on the ability of their investment adviser to predict movements in interest rates and other factors affecting markets for securities, and upon the degree of correlation between prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of interest rate changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit exposure to loss, they may also limit a Fund's potential for capital gains. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, it will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against the possible increase in the price of securities before a Fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if a Fund's investment adviser then concludes not to invest in securities at that time because of concern as to possible future market decline or for other reasons, there would be a realized loss on the futures contract that is not offset by a reduction in the price of the securities purchased. The risk of loss to a Fund is theoretically unlimited if no investment in securities is made as a result of the market conditions noted above. Although a Fund will enter into futures contracts only on exchanges where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.


     Brokerage commissions on a Fund's financial futures and options transactions and premium costs for purchasing options may tend to reduce its yield.

     For further information about a Fund's hedging activities, see 'Investment Objectives and Policies--Hedging Activities' in the Statement of Additional Information.

                                                                 PROSPECTUS (16)

INTEREST RATE RISK

In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.

       INVESTMENT
       RESTRICTIONS

INTERMEDIATE NEW YORK TAX-EXEMPT FUND

As a non-diversified series of a registered investment company, the Intermediate New York Tax-Exempt Fund is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. The Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it was a diversified company. Although it is a non-diversified series, the Intermediate New York Tax-Exempt Fund will observe certain diversification standards in order to maintain its status as a regulated investment company under the Tax Code. See 'Taxes' in the Statement of Additional Information.

INTERMEDIATE TAX-EXEMPT FUND


As a diversified series of a registered investment company, 75% of the total assets of the Intermediate Tax-Exempt Fund is subject to the following limitations: (a) it may not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities and (b) it may not own more than 10% of the outstanding voting securities of any one issuer.



     Each Fund also operates under certain investment restrictions that, together with its investment objective, are deemed fundamental policies of a Fund--i.e., they may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

     A Fund may not (i) acquire any illiquid securities if as a result more than 15% of the market value of its net assets would be in investments that are illiquid, (ii) borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the Fund's total assets (taken at cost at the time of borrowing), and except in connection with permitted reverse repurchase agreements; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of borrowing, (iii) purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of its total assets, (iv) purchase securities other than those described under 'Investment Objectives and Policies', (v) purchase securities of any one issuer if, after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of any one such issuer, provided that this limitation does not apply to securities issued by the United States Government, its agencies or

(17) PROSPECTUS
instrumentalities, or to permitted investments of up to 50% of the Fund's total assets, (vi) invest more than 20% of its total assets in investments that are not Municipal Obligations or (vii) acquire industrial revenue bonds if, as a result, more than 5% of the Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest is the responsibility of companies with fewer than three years of operating history.

     For a more detailed discussion of the above investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the Statement of Additional Information.

       MANAGEMENT
       OF THE FUNDS

DIRECTORS

Pursuant to the Articles of Incorporation and Bylaws of BNY Hamilton Funds, Inc., the Directors decide matters of general policy and review the actions of the Funds' investment adviser, administrator, distributor and other service providers. The Statement of Additional Information contains the name and general business experience of each director of BNY Hamilton Funds, Inc.

INVESTMENT ADVISER


The Bank of New York serves as the investment adviser (the 'Adviser') to each of the Funds. The Adviser, which has its principal offices at 48 Wall Street, New York, NY 10286, is New York's first bank, founded by Alexander Hamilton in 1784, and is one of the largest commercial banks in the United States, having over $60 billion in assets at December 31, 1997. It is the leading retail bank in the greater New York suburban area, having 363 branches at December 31, 1997. As of December 31, 1997, the Adviser provided administrative or advisory services to approximately $42 billion in assets.



     Colleen M. Frey, Vice President, has been responsible for the day-to-day portfolio management of the Intermediate New York Tax-Exempt Fund since its inception. Ms. Frey has been employed by the Adviser for the past 30 years. Currently, she is a Group Head for the Adviser's Tax-Exempt Bond Management Division.



     Jeffrey B. Noss, Vice President, is responsible for the day-to-day portfolio management for the Intermediate Tax-Exempt Fund. Mr. Noss has been managing tax-exempt portfolios for the Adviser's Tax-Exempt Bond Management Division for the past ten years.


     The Adviser manages the investments of each Fund and is responsible for all purchases and sales of each Fund's portfolio securities. The Adviser's fee accrues daily and is payable monthly at the annual rate of .50% of average daily net assets for each Fund.

ADMINISTRATOR

BNY Hamilton Distributors, Inc. ('BNY Hamilton Distributors') serves as the Funds' administrator (the 'Administrator') and assists generally in supervising the operations of each

                                                                 PROSPECTUS (18)

Fund. BNY Hamilton Distributors is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the Funds' transfer agent, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the rules and regulations of the National Association of Securities Dealers and federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements (as BNY Hamilton Funds, Inc. is a Maryland corporation; see 'Organization'). In addition, the Administrator's duties include assisting in the drafting and printing prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objective and restrictions of each Fund and monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

     The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator has delegated certain administrative functions to The Bank of New York. The Bank of New York is not an affiliated person of BNY Hamilton Distributors.

Each Fund pays annual administration fees, accrued daily and payable monthly, of .20% of average daily net assets for each Fund.

DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors will be the exclusive underwriter and distributor of shares of each Fund (the 'Distributor'); its offices are located at 125 West 55 Street, New York, New York 10019.

     The Distributor will make a continuous offering of each Fund's shares and bears the costs and expenses of distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared, set in type and sent by the Funds at their expense to existing shareholders) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of each Fund's shares for sale to the public.

     The Administrator (and Distributor) is a wholly-owned subsidiary of The BISYS Group, Inc., whose other subsidiaries provide distribution and administration services for other mutual fund groups.

(19) PROSPECTUS

      SUMMARY OF
      SHAREHOLDER
      SERVICES

A Fund's telephone representative will be happy to answer any questions you may have.

Telephone                              For Information Regarding
1-800-4BNY-FND                         o Any of the Funds' investment objectives and
(1-800-426-9363)                         policies
8 a.m. to 9 p.m., Eastern time         o Opening an account

1-800-952-6276                         o Current account balances
8 a.m. to 9 p.m., Eastern time         o Shareholder address/telephone changes

     You should note that neither the Funds nor their service contractors will be responsible for any loss or expense for acting upon telephone instructions that they believe to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures considered reasonable, as described in 'Redemption of Shares' in the Statement of Additional Information. To the extent that any of the Funds does not use reasonable procedures to form its belief as to the genuineness of accountholders' instructions, it and/or its service contractors may be responsible for such instructions that are fraudulent or unauthorized.

     The Funds want you to be kept current regarding the status of your account. To assist you, the following statements and reports will be sent to you:


----------------------------------------------------------------------------------------
CONFIRMATION STATEMENTS                      After every transaction that affects your
                                             account balance or your account
                                             registration.
----------------------------------------------------------------------------------------
ACCOUNT STATEMENTS                           Quarterly, showing any activity during the
                                             quarter, any income credited during the
                                             quarter and the current value of your
                                             account.
----------------------------------------------------------------------------------------
FINANCIAL REPORTS                            Every six months, one copy of most Fund
                                             reports and year-end tax information will
                                             be mailed to each household, regardless of
                                             how many accounts are in the household.
----------------------------------------------------------------------------------------


       FUND AND OTHER
       SHAREHOLDER SERVICES

CUSTODIAN AND FUND ACCOUNTING AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as each Funds' custodian. BNY Hamilton Funds, Inc. has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of

                                                                 PROSPECTUS (20)

New York, as custodian, will receive and disburse funds in connection with the purchases and redemptions of each Fund's shares.


     The Bank of New York also serves as the fund accounting agent for each Fund with responsibility for calculating the net asset value of, and maintaining the books and records of, each class of shares for both Funds.

TRANSFER AGENT

BISYS Fund Services, Inc. ('BISYS'), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as each Fund's transfer agent. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc. As transfer agent, BISYS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

DISTRIBUTION PLAN

The Directors have adopted a plan of distribution under Rule 12b-1 of the 1940 Act with respect to the Investor Shares of each Fund (collectively, the '12b-1 Plans').

     Under the 12b-1 Plans, the subject Fund may reimburse the Distributor for expenses incurred in connection with the distribution of that Fund's shares. Such distribution expenses will include expenses incurred in connection with advertising and marketing such Fund's shares and expenses incurred in connection with preparing, printing and distributing prospectuses for such Fund (except those used for regulatory purposes or for distribution to existing shareholders of each Fund) and in implementing and operating the 12b-1 Plans. To date, the Directors have only adopted 12b-1 Plans with respect to the Investor Class of each Fund.

     Under the 12b-1 Plans, reimbursements for distribution expenses may not exceed .25% (annualized) of the relevant Fund's average daily net assets, excluding from such calculation, however, all shares acquired via a transfer of assets from customer accounts at The Bank of New York. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Except for expenses related to telemarketing operations established for BNY Hamilton Funds, Inc., it is presently contemplated that the Distributor will not be reimbursed for any of its overhead expenses by a Fund under its respective 12b-1 Plan.


     The 12b-1 Plans provide that if in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount will be carried forward from month to month while the 12b-1 Plan is in effect until such time as it may be paid. Any carried forward amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by a Fund with respect to amounts carried forward past the fiscal year in which it is incurred. As of December 31, 1997, there were no unreimbursed expenses associated with either Fund's 12b-1 Plan.



FEE WAIVERS

Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operation. From time to time during the course of

(21) PROSPECTUS
the Funds' fiscal year, each of the Administrator and the Adviser may voluntarily elect not to receive payment of fees under their respective agreements described above and/or to assume certain expenses of a Fund while retaining the ability to be reimbursed by a Fund for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed by the Administrator or the Adviser and decreasing yield when such fees or amounts are reimbursed to the Administrator or the Adviser. See the Fee Table for each class of shares for each Fund.

       PURCHASE
       OF SHARES

To purchase Institutional Shares in any Fund, contact your Bank of New York representative for details.

     The following table summarizes the types of investments available in each of the Funds along with their respective minimum investment requirements. Unless otherwise noted, all types of investments shown in the table are applicable to Investor Shares of each Fund.


                                                                    MINIMUM INVESTMENT REQUIRED
                                                     ----------------------------------------------------------
                                                               INITIAL                      ADDITIONAL
TYPE OF INVESTMENT                                           INVESTMENT                     INVESTMENT
--------------------------------------------------   ---------------------------    ---------------------------
Regular Account...................................             $ 2,000                         $ 100
Regular Account with Automatic Investment
  Program.........................................             $   500                         $  50
Regular Accounts for employees and retirees of The
  Bank of New York and its affiliates, and
  employees of each of the Administrator, the
  Distributor and their affiliates (1)............             $   100                         $  25
Individual Retirement Account ('IRA')(2)..........             $   250                         $  25

------------------------------
(1) Available exclusively for employees and retirees of The Bank of New York and its affiliates, and for the employees of BNY Hamilton Distributors, Inc., and their affiliates. The employees of The Bank of New York and its affiliates may make investments through payroll deduction.

(2) Not available for BNY Hamilton Intermediate New York Tax-Exempt Fund.

     Institutional and Investor Shares of any of the Funds may be purchased without sales commission, at the net asset value per share next determined after the purchase order and federal funds are received by the specific Fund. See 'Net Asset Value'.


     The Distributor, from time to time, at its expense, will also provide additional compensation to dealers in connection with sales of Investor Shares of any of the Funds. Such compensation will include non-cash payments which may take the form of (1) gift certificates, (2) tickets for entertainment events,
(3) trips, including the provision of travel arrangements and lodging at vacation resorts and (4) merchandise. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such sales may be prohibited by laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.


                                                                 PROSPECTUS (22)

INITIAL INVESTMENTS

Orders for purchase of a Fund's Investor Shares received by 4:00 P.M. (Eastern time) on any Business Day and transmitted to the Fund's transfer agent by 4:00 P.M. (Eastern time) will be based on the next determined net asset value. (For purposes of this Prospectus, 'Business Day' is defined to mean any day on which both the New York Stock Exchange and the custodian are open for business.) Investors will begin to earn dividends on the next Business Day after receipt of the purchase order. On those days when the New York Stock Exchange or the custodian closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

     Prospective investors may purchase a Fund's Investor Shares by check, by federal funds wire, by bank wire, or by direct deposit. Additional investments may also be made through an Automatic Investment Program. See the tables on the following pages.

METHOD OF PURCHASE FOR INITIAL INVESTMENTS

BY CHECK

  -- Complete and sign a New Account Application and mail it, together with a check payable to the specific Fund, to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310.

  -- Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to ten (10) Business Days after purchase.

  -- Purchases by check must be payable in United States dollars and drawn on United States banks. THE FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS.

BY FEDERAL FUNDS WIRE

  -- An investor desiring to purchase shares by wire should call the Transfer
     Agent at 1-800-952-6276 and place a purchase order.

  -- Have your bank wire federal funds to the BNY Hamilton Funds' bank account
     (see below). In order to ensure prompt receipt by a Fund of a federal funds wire, an investor should take the following steps:

A. Instruct your bank to wire the specified amount to the specific Fund's account as follows (be sure to have your bank include the name of the specific Fund selected, and state that the wire is for a new account):
                      The Bank of New York
                      New York, NY 10286
                      ABA #021000018
                      BNY Hamilton Funds
                      DDA #8900275847
                      Attn.: (specific Fund selected)
                      Ref.: (your account number, your account name and taxpayer identification number)

(23) PROSPECTUS

B. Complete the New Account Application and mail it to the appropriate address shown in 'By Check' above.


  -- Federal funds purchase orders will only be accepted on Business Days as defined herein. Your bank may charge a service fee for wiring funds.

BY BANK WIRE

  -- Follow the same procedure outlined under 'By Federal Funds Wire' above.
     Your bank may charge a service fee for wiring funds.

BY DIRECT DEPOSIT

  -- In certain circumstances, employees and retirees of The Bank of New York and its affiliates may purchase Fund shares by having payments automatically deposited into their specific Fund account.

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.

METHOD OF PURCHASE FOR ADDITIONAL INVESTMENTS

BY CHECK

  -- Make check payable to the specific Fund and send to: BNY Hamilton Funds, Inc., P.O. Box 806, Newark, New Jersey 07101-0806. If possible, please include the tear-off payment stub that accompanies a Fund's confirmation statement.

BY FEDERAL FUNDS WIRE

  -- Have your bank wire federal funds according to the instructions on the previous page, except the wire should state that it is an additional investment.

  -- Please include your account number.

BY AUTOMATIC INVESTMENT PROGRAM

  -- You may arrange, through the Automatic Investment Program, for purchases of Fund shares (minimum of $50) by direct debit from your account at any domestic financial institution that is an Automated Clearing House member.

  -- To elect this feature, please complete Section 7 on the new account application.

  -- See 'Purchase of Shares--Automatic Investment Program' or call
     1-800-4BNY-FND (1-800-426-9363) for further details on this investment option.

BY BANK WIRE

  -- The procedure is identical to 'By Federal Funds Wire' above.

BY DIRECT DEPOSIT

  -- Call 1-800-4BNY-FND (1-800-426-9363) for details.


  -- Additional purchases will be processed in accordance with your instructions.

                                                                 PROSPECTUS (24)

AUTOMATIC INVESTMENT PROGRAM

You may arrange, through the Automatic Investment Program, for systematic investments in your Fund account(s) in amounts of $50 or more (PROVIDED AN INITIAL INVESTMENT OF $500 OR MORE HAS BEEN ESTABLISHED) by directly debiting your account at the financial institution designated by you on the new account application. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Investor Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible.

     The Automatic Investment Program enables shareholders to invest a fixed dollar amount at predetermined intervals, an investment strategy known as 'dollar cost averaging'. By applying this technique consistently over time, investors usually purchase more shares during periods of low share prices and fewer shares as share prices increase. You may also implement dollar cost averaging on your own initiative or through other entities.

     To be effective, dollar cost averaging should be carried out consistently for a sustained period of time. You should understand, however, that purchases made through the Automatic Investment Program will be made by the Fund without regard to share price on the day of investment or to market trends. In addition, while you may find dollar cost averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

     You may cancel this privilege or change the amount of purchase at any time by mailing written notification to:
                        BNY Hamilton Funds
                        P.O. Box 163310
                        Columbus, OH 43216-3310

Notification will be effective seven days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

OTHER PURCHASE INFORMATION


Investors may purchase Investor Shares of any Equity Fund, Taxable Fixed Income Fund, BNY Hamilton Intermediate Tax-Exempt Fund or Hamilton Classic Shares of BNY Hamilton Money Fund offered by BNY Hamilton Funds, Inc., or a combination of Funds, in increments of 10% through an individual retirement account made available by BNY Hamilton Funds, Inc., as described in the Minimum Investment

Required table earlier in this section. Please refer to a 'BNY Hamilton Funds Individual Retirement Account' kit for details. Investors are also advised to consult with their own legal counsel or tax adviser regarding these investments.


     In the interest of economy and convenience and because of its operating procedures, a Fund will not issue certificates representing ownership of either class of its shares. All shares purchased will be confirmed to you and credited to your account on the specific Fund's books maintained by the transfer agent. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

(25) PROSPECTUS

     To assure that checks are collected by a Fund, withdrawals of investments made by check will not be permitted until payment for the purchase has been received, which may take up to ten (10) Business Days after the date of purchase. A Fund will charge a $15.00 processing fee for checks returned unpaid. This charge may be deducted from the account of the investor that requested the purchase. In addition, you may be prohibited or restricted from making future purchases in any Fund offered by BNY Hamilton Funds, Inc.

     Investors may also invest in any Fund offered by BNY Hamilton Funds, Inc. by purchasing shares through registered broker-dealers, which are required to effect the transaction at the net asset value next determined after receipt of the order by the broker-dealer and are required to transmit such orders promptly to the specific Fund. Broker-dealers who make purchases for their customers may charge a fee for such services.

     Federal regulations require that investors provide a social security or taxpayer identification number upon opening or re-opening an account. Investors should refer to the New Account Application for further information about this requirement.

        REDEMPTION
        OF SHARES

To redeem Institutional Shares in any Fund, contact your Bank of New York representative for details.

     Investors may withdraw all or any portion of the Investor Shares in their account at any time by redeeming such shares. INVESTORS SHOULD BE AWARE THAT, UNLIKE A SAVINGS ACCOUNT, A REDEMPTION IN ANY OF THE FUNDS IS A TAXABLE EVENT. CONSULT YOUR TAX ADVISER FOR THE POTENTIAL TAX SITUATIONS THAT MAY ARISE AS A RESULT OF A REDEMPTION OF SHARES.

METHOD OF REDEMPTION

A Fund will redeem Investor Shares at the next determined net asset value per share. A Fund's net asset value per Investor Share will be determined on each Business Day at 4:00 p.m. (Eastern time). The value of the shares redeemed may be more or less than their original cost, depending upon a Fund's then-current net asset value.

BY MAIL

  -- Send your request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio
     43216-3310. (Be sure to include the name of the specific Fund and your account number.)

BY TELEPHONE (1)

  -- This option must have previously been elected. Call the specific Fund and request that the redemption proceeds be mailed to the address listed in the specific Fund's account records or wired to the investor's bank as listed in the specific Fund's records.
------------------------------
(1) In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, you may make your request by regular mail or express mail and it will be implemented at the net asset value per share next determined after the request is received.

                                                                 PROSPECTUS (26)

BY SYSTEMATIC WITHDRAWAL

  -- YOUR ACCOUNT MUST HAVE A VALUE OF $10,000 OR MORE.

  -- The record owner of shares may request a declining balance withdrawal, a fixed dollar withdrawal, a fixed share withdrawal, or a fixed percentage withdrawal (based on the current value of shares in the account) on a monthly, quarterly, semi-annual or annual basis.

  -- Further information about establishing a Systematic Withdrawal Plan may be obtained by calling 1-800-4BNY-FND (1-800-426-9363).

BY DRAFT

  -- Redemption checks may be made payable to the order of any person in the amount of $500 or more.

  -- Redemption checks are free, but the transfer agent will impose a fee for stopping payment of a redemption check at your request or if the transfer agent cannot honor the redemption check because of insufficient funds or any other valid reason.

  -- Shares for which certificates have been issued may not be redeemed by redemption check.

     Each Fund will redeem its Investor Shares at the net asset value next determined after the request is received in good order. 'Good order' means that the request to redeem Investor Shares includes the following documentation: (i)

a letter of instruction or a stock assignment containing the account number and taxpayer identification number(s) of the shareholder(s), specifying the number of shares or dollar amount to be redeemed and signed by all registered owners of the shares in the exact names in which they are registered; (ii) any required signature guarantees, see 'Further Redemption Information' below; and (iii) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations. The Funds may adopt certain procedures as described in 'Redemption of Shares' in the Statement of Additional Information to verify information provided with a redemption request. Shareholders who are uncertain of the requirements for redemption should consult with a BNY Hamilton Funds, Inc. representative by calling 1-800-952-6276.

DISCRETIONARY REDEMPTION BY A FUND

If the value of a shareholder's holdings falls below $500 because of a redemption of Investor Shares, the shareholder's remaining shares may be involuntarily redeemed after 60 days' written notice, unless the value of the account is increased to $500 or more.

(27) PROSPECTUS

FURTHER REDEMPTION INFORMATION

Normally, a Fund will make payment for all Investor Shares redeemed under these procedures within one Business Day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. At various times, the Funds may be requested to redeem Investor Shares for which it has not yet received good payment. In such circumstances, the Funds may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Investor Shares. A Fund reserves the right to suspend redemption or postpone the date of redemption at times when the New York Stock Exchange is closed or when trading on the Exchange is restricted, under certain emergency circumstances and during periods when such suspension is permitted by the Securities and Exchange Commission. See the Statement of Additional Information; 'Redemption of Shares--Further Redemption Information'.

     To change the address listed in a specific Fund's account records or the name of the commercial bank or account designated to receive redemption proceeds, an investor must send a written request to: BNY Hamilton Funds, P. O. Box 163310, Columbus, Ohio 43216-3310. Such requests must be signed by each shareholder, and, for requests to change the bank or account designated to receive redemption proceeds, each signature must be guaranteed.

       EXCHANGE
       OF SHARES

Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired, without charge. An exchange may be made so long as the shares to be exchanged have a value of at least $500. Accordingly, when establishing a NEW account by exchange, shares of the Fund being exchanged must have a value at least equal to the minimum initial investment required by the Fund into which the exchange is being made (currently $2,000 for all shares available to retail investors for each Fund in BNY Hamilton Funds, Inc.). Shares will be exchanged on the basis of relative net asset value per share.

     Exchanges are in effect redemptions from one Fund and purchases of another Fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares'. Before making any exchange, investors are advised to review the sections of this Prospectus pertaining to the specific Fund or the appropriate sections of the prospectuses for the other Funds in BNY Hamilton Funds, Inc.

     Since an exchange is essentially a redemption from a specific Fund, shareholders who exchange shares in any of the Funds for shares in any of the other Funds may recognize a capital gain or loss for tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time. At least 60 days' notice will be given to shareholders of any material modification or termination. The exchange privilege will be honored only in those states where such exchanges are legally permissible.

                                                                 PROSPECTUS (28)

      DIVIDENDS AND
      DISTRIBUTIONS


The net investment income for each class of each Fund's shares will be declared as dividends daily and paid monthly within five (5) Business Days after such dividend is declared (usually by the 20th day of the month). Dividends and distributions will be payable to shareholders of record at the time of declaration. The Directors may revise a Fund's dividend policy without action by the shareholders.


     The net investment income of each class of each Fund for each Business Day will be determined immediately prior to the determination of net asset value. Net investment income for other days will be determined on the prior Business Day. Shares of each class of a Fund will begin earning dividends on the next Business Day after the date of the investment. See 'Purchase of Shares' and 'Redemption of Shares'.

     Each of the Funds will distribute substantially all of any taxable net long-term gains realized on investments to shareholders at least annually in accordance with requirements under the Tax Code, and other applicable statutory and regulatory requirements.

DIVIDEND AND GAIN DISTRIBUTION OPTIONS

     Each Fund will pay dividends and gain distributions, if any, in accordance with the current option on each shareholder's account. If a shareholder does not select a dividend and gain option, dividends and gains will be paid in additional shares. Shareholders may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. A shareholder can change the option selected on his or her account by notifying the transfer agent in writing at least five (5) Business Days prior to a dividend or gain distribution payment date. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of the gain distributions declared and payable will be paid in cash regardless of the existing election.

     If you elect to receive distributions in cash, and the checks (1) are returned and marked as 'undeliverable' or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the respective Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the respective Fund at the per share net asset value determined as of the date of cancellation.

       NET ASSET
       VALUE

Net asset value per share for each class of shares of each Fund will be determined by subtracting from the value of a Fund's total assets attributable to that class the amount of its liabilities attributable to that class, and dividing the remainder by the number of its outstanding shares of that class and rounding to the nearest one cent. Expenses, including the fees payable to the Adviser and the Administrator, are accrued daily. See 'Net Asset Value' in the Statement of Additional Information for more information on valuation of portfolio securities for each Fund.

(29) PROSPECTUS

     Each Fund computes the net asset value of each class of its respective shares once daily on Monday through Friday, except that net asset value of a particular class will not be computed on any day in which no orders to purchase or redeem shares of that class have been received or on the holidays listed under 'Net Asset Value' in the Statement of Additional Information. Each Fund computes net asset value as of the close of regular trading of the New York Stock Exchange (normally 4:00 P.M., Eastern time).

         ORGANIZATION

BNY Hamilton Funds, Inc. is an open-end management investment company that was organized as a Maryland corporation on May 1, 1992. The Articles of Incorporation of BNY Hamilton Funds, Inc. currently permit the company to issue 20,000,000,000 shares of common stock, par value $.001 per share, which have been allocated among the Funds described in this Prospectus as follows:

                                                            NUMBER OF SHARES OF

                         FUND                             COMMON STOCK AUTHORIZED
---------------------------------------------------------------------------------
Intermediate New York Tax-Exempt Fund
  Institutional Shares.................................         200,000,000
  Investor Shares......................................         200,000,000
Intermediate Tax-Exempt Fund
  Institutional Shares.................................         200,000,000
  Investor Shares......................................         200,000,000

     The Directors may increase the number of shares each Fund is authorized to issue without the approval of shareholders. The Directors also have the power to designate one or more series or classes of shares of common stock and to classify and reclassify any unissued shares with respect to such series of classes.

     Shareholders of each series of BNY Hamilton Funds, Inc. are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting and no Funds' shares have any preemptive or conversion rights. All shareholders will vote together as a single class on matters affecting the Funds generally, including matters relating to each Fund's investment advisory agreement, investment objective and fundamental investment restrictions. Shareholders of a particular Fund, or of a particular class of each Fund, will vote separately on any matters relating only to that Fund or class, as appropriate. For example, to the extent shareholder votes are necessary, holders of Investor Shares will vote separately on matters relating to the class' distribution plan under Rule 12b-1. Shares offered hereby must be fully paid upon issuance and thereafter will be non-assessable by BNY Hamilton Funds, Inc., and the specific Fund to which they belong. None of the series of BNY Hamilton Funds, Inc. intends to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, the Articles of Incorporation or Bylaws of BNY Hamilton Funds, Inc.

     BNY Hamilton Funds, Inc., if requested to do so by the holders of at least 10% of the shares of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. For further organization

                                                                 PROSPECTUS (30)
information, including certain shareholder rights, see 'Description of Shares' in the Statement of Additional Information.

         TAXES

The following discussion of federal tax consequences is based on United States tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative, judicial or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state, local or foreign taxes. See 'Taxes' in the Statement of Additional Information. Annual statements as to the federal tax status of distributions, and as to the portion of each Fund's distribution that is attributable to interest that is exempt from state and local income tax, if applicable, will be mailed to shareholders shortly after the end of the taxable year.

FEDERAL INCOME TAXES

Each Fund intends to qualify as a 'regulated investment company' under Subchapter M of the Tax Code. As a regulated investment company, each Fund will not be subject to federal income taxes on the net investment income and capital gains distributed to shareholders, provided that it distributes annually at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses.

     Each Fund intends to meet the requirements of the Tax Code so that distributions of net interest income on obligations that are exempt from federal income tax and held by the specific Fund when distributed to shareholders, and designated by the specific Fund as 'exempt-interest dividends', will be exempt from federal income tax in the hands of shareholders.

     Distributions of taxable net investment income and realized net short-term capital gains in excess of net long-term capital losses will be taxable to shareholders of a Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Such distributions will not be eligible for the dividends-received deduction.


     Distributions of net long-term capital gains in excess of net short-term capital losses will be taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the shares and regardless of whether taken in cash or reinvested in additional shares. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.



     UNLESS A SHAREHOLDER INCLUDES ITS TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT IT IS NOT SUBJECT TO BACKUP WITHHOLDING, A FUND MAY BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF TAXABLE DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, A FUND MAY BE FINED UP TO $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED WITH RESPECT TO ANY UNCERTIFIED ACCOUNT IN ANY YEAR, A CORRESPONDING CHARGE MAY BE MADE AGAINST THAT ACCOUNT.


(31) PROSPECTUS

     Shareholders are urged to consult their tax advisers concerning the effect of federal income taxes in their individual circumstances. Under the Tax Code, interest on indebtedness incurred or continued to purchase or carry shares will not be deductible to the extent that the interest relates to exempt-interest dividends received by the shareholder. In addition, persons who may be 'substantial users' (or 'related persons' of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund.


     A portion of the exempt-interest dividend distributed by a Fund may be treated as a preference item for purposes of the federal alternative minimum tax. Moreover, exempt-interest dividends paid to a corporate shareholder by a Fund (whether or not from interest on private activity bonds) will be taken into account in determining its federal alternative minimum tax and certain other taxes.


     Dividends of the Intermediate New York Tax-Exempt Fund are not excluded in determining New York State and New York City franchise taxes on corporations and financial institutions.

     Except during temporary defensive periods, the Intermediate New York Tax-Exempt Fund will retain at least 80% of the value of its net assets in debt obligations which are exempt from federal income tax and New York State and New York City personal income taxes.

       ADDITIONAL
       INFORMATION

The Funds will send to their shareholders annual and semi-annual reports. The financial statements appearing in the annual reports will be audited by independent auditors. Shareholders will also receive confirmations of each purchase and redemption and monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Written inquiries about the Funds should be sent to BNY Hamilton Funds, P.O. Box 163310, Columbus, Ohio 43216-3310.


     A Fund may make historical performance information of either of its classes available and may advertise total return and 30-day yield as those terms are defined in the Statement of Additional Information under 'Performance Data'. All performance figures will be based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Distributor at 1-800-4BNY-FND (1-800-426-9363).


                                                                 PROSPECTUS (32)

      APPENDIX A

       TAX-FREE VS. TAXABLE INCOME

       A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

       FOR NEW YORK STATE RESIDENTS

       NEW YORK STATE RESIDENT


                                                                     TAX-FREE YIELDS
SINGLE             JOINT                COMBINED    -------------------------------------------------
RETURN             RETURN               EFFECTIVE    4%    4.5%    5%    5.5%    6%     6.5%     7%
-----------------  -------------------  ---------   ----   ----   ----   ----   -----   -----   -----
                                                          TAXABLE EQUIVALENT YIELDS
                                        -------------------------------------------------------------
                       $     0- 42,350    20.82     5.05   5.68   6.31   6.95    7.58   8.21     8.84
$     0- 25,350                           20.82     5.05   5.68   6.31   6.95    7.58   8.21     8.84
                     $ 42,351- 102,300    32.93     5.96   6.71   7.45   8.20    8.95   9.69    10.44
$ 25,351- 61,400                          32.93     5.96   6.71   7.45   8.20    8.95   9.69    10.44
                     $ 102,301-155,950    35.73     6.22   7.00   7.78   8.56    9.34   10.11   10.89
$ 61,401-128,100                          35.73     6.22   7.00   7.78   8.56    9.34   10.11   10.89
                      $155,951-278,450    40.38     6.71   7.55   8.39   9.23   10.06   10.90   11.74
$128,101-278,450                          40.38     6.71   7.55   8.39   9.23   10.06   10.90   11.74
                      $278,451-           43.74     7.11   8.00   8.89   9.78   10.66   11.55   12.44
$278,451-                                 43.74     7.11   8.00   8.89   9.78   10.66   11.55   12.44



To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. These tables incorporate current federal and applicable State income tax rates for 1998 and assume that all income would otherwise be taxable at the investor's highest tax rates. Yield figures are only provided as examples.


     Based upon net amount subject to federal income tax after itemized deductions and exemptions. These tables do not reflect other possible tax factors such as the alternative minimum tax, additional itemized deductions other than the New York State income tax, personal exemptions, the phase out of exemptions and/or itemized deductions and the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

(33) PROSPECTUS

      APPENDIX B

      The following chart shows the comparison of the predecessor of BNY Hamilton Intermediate Tax-Exempt Fund and a comparable index. The average annual total return figures for the predecessor of BNY Hamilton Intermediate Tax-Exempt Fund have not been audited.

                                  [BAR GRAPH]

                                              BNY HAMILTON      LEHMAN BROTHERS
                                              INTERMEDIATE        SEVEN YEAR
                                             TAX-EXEMPT FUND      BOND INDEX
                                             ---------------    ---------------

Average annual total return after one
year......................................        3.68%              4.58%
Average annual total return after five
years.....................................        5.29%              6.72%
Average annual total return after ten
years.....................................        5.95%              7.54%

     The performance results presented above are those of Bank of New York CTF Intermediate Tax-Exempt Fund, a private trust fund advised by The Bank of New York. These are not performance results of any class of BNY Hamilton Intermediate Tax-Exempt Fund, and should not be interpreted as indicative of the future performance of the Intermediate Tax-Exempt Fund.

     The Bank of New York CTF Intermediate Tax-Exempt Fund's investment objective, policies and strategies are substantially similar to those of the Intermediate Tax-Exempt Fund, although, unlike the Intermediate Tax-Exempt Fund, the Bank of New York CTF Intermediate Tax-Exempt Fund is not subject to certain investment limitations, tax restrictions, diversification requirements and other restrictions imposed by law upon mutual funds, which, if applicable to the Bank of New York CTF Intermediate Tax-Exempt Fund, may have adversely affected performance.

                                                                 PROSPECTUS (34)

     The Bank of New York CTF Intermediate Tax-Exempt Fund's performance results reflect reinvestment of dividends. In addition, because the Bank of New York CTF Intermediate Tax-Exempt Fund is not subject to advisory or administrative expenses usually associated with mutual funds, the performance results have been adjusted to reflect the deduction of the aggregate advisory, administrative and other expenses described in this prospectus as being applicable to Investor Shares of BNY Hamilton Intermediate Tax-Exempt Fund. Performance shown conforms to the standards established by the Association for Investment Management and

Research.

     The Lehman Brothers Seven Year Bond Index is an unmanaged index generally considered representative of the Intermediate Municipal Bond Market. The Index does not take into account fees and expenses.

     Performance for the Intermediate New York Tax-Exempt Fund can be found in its Annual Report to Shareholders, available from the Fund's Distributor upon request and without charge.

(35) PROSPECTUS

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                         BNY HAMILTON FUNDS, INC.
                   Statement of Additional Information





                         BNY Hamilton Money Fund
                     BNY Hamilton Treasury Money Fund
                     BNY Hamilton Equity Income Fund
                    BNY Hamilton Large Cap Growth Fund
                    BNY Hamilton Small Cap Growth Fund
                  BNY Hamilton International Equity Fund
                BNY Hamilton Intermediate Government Fund
             BNY Hamilton Intermediate Investment Grade Fund
            BNY Hamilton Intermediate New York Tax-Exempt Fund
                BNY Hamilton Intermediate Tax-Exempt Fund






                              April 30, 1998






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE RELEVANT PROSPECTUS, EACH DATED APRIL 30, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 125 WEST 55TH STREET, NEW YORK, NEW YORK 10019 ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                            Table of Contents




                                                  Page

                                                                                Money Market Funds
                                                              -------------------------------------------------------
                                                                                      Hamilton           Hamilton
                                                                 Hamilton             Premier             Classic
                                                                  Shares               Shares             Shares
                                                                Prospectus           Prospectus         Prospectus
                                                              ---------------      ---------------     --------------

General...................................            3
Investment Objectives and Policies........            3                    5                    5                  3
Investment Restrictions...................           28                   10                   10                  8
Directors and Officers....................           36                   11                   11                  9
Investment Adviser........................           40                   11                   11                 10
Administrator.............................           43                   11                   11                 10
Distributor...............................           44                   12                   12                 11
Fee Waivers...............................                                13                   14                 13
Fund, Shareholder and Other Services......           46                   12                   12                 11
Purchase of Shares........................           46                   13                   15                 18
Redemption of Shares......................           47                   15                   16                 19
Exchange of Shares........................           48                   16                   17                 20
Dividends and Distributions...............           48                   17                   18                 21
Net Asset Value...........................           49                   18                   19                 21
Performance Data..........................           51
Portfolio Transactions and Brokerage......           55
Description of Shares.....................           58                   18                   20                 22
Taxes.....................................           61                   19                   20                 22
Special Considerations Relating to
   Investments in New York Municipal
   Obligations............................           66
Additional Information....................           83                   20                   21                 23
Financial Statements......................           84
Appendix A--Description of Securities
   Ratings................................           85

                            Table of Contents




                                                     Page

                                                                                                           Tax-
                                                                                      Taxable             Exempt
                                                                                       Fixed              Fixed
                                                                  Equity               Income             Income
                                                                   Funds               Funds              Funds
                                                                Prospectus           Prospectus         Prospectus
                                                               --------------      ---------------    ---------------
General...................................               3
Investment Objectives and Policies........               3                 9                    5                  5
Investment Restrictions...................              28                20                   14                 17
Directors and Officers....................              36                21                   15                 18
Investment Adviser........................              40                21                   15                 18
Administrator.............................              43                22                   15                 18
Distributor...............................              44                23                   16                 19
Fee Waivers...............................                                25                   19                 21
Fund, Shareholder and Other Services......              46                24                   17                 20
Purchase of Shares........................              46                26                   19                 22
Redemption of Shares......................              47                30                   23                 26
Exchange of Shares........................              48                32                   26                 28
Dividends and Distributions...............              48                32                   26                 29
Net Asset Value...........................              49                33                   27                 29
Performance Data..........................              51
Portfolio Transactions and Brokerage......              55
Description of Shares.....................              58                34                   28                 30
Taxes.....................................              61                35                   28                 31
Special Considerations Relating to Investments                                                                     7
   in New York Municipal Obligations......              66
Additional Information....................              83                36                   29                 32
Financial Statements......................              84
Appendix A--Description of Securities
   Ratings................................              85

--------------------------------------------------------------------------------
GENERAL

BNY Hamilton Funds, Inc. is an open-end investment company, currently consisting of ten series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund and BNY Hamilton Tax-Exempt Fund (individually, a "Fund" and collectively, the "Funds"). The Bank of New York (the "Adviser") will serve as investment adviser to each of the Funds. This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the current Prospectus relating to each Fund. The Funds' executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES


BNY Hamilton Money Fund (the "Money Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments. The Fund will attempt to accomplish this objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in United States dollar-denominated securities described in each Prospectus for each class of shares of BNY Hamilton Money Fund and in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks and have remaining maturities of 397 days or less. See "Quality and Diversification Requirements".


BNY Hamilton Treasury Money Fund (the "Treasury Money Fund") is designed to be an economical and convenient means of investing in securities issued or guaranteed by the United States Government and in securities fully collateralized by issues of the United States Government. The Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Treasury and repurchase agreements fully collateralized by obligations of the United States Treasury. The Fund will only invest in money market securities issued or guaranteed by the U.S. Government, including but not limited to securities subject to repurchase agreements secured by U.S. Government obligations. Securities issued or guaranteed by the U.S. Government include U.S. Treasury securities which differ in their interest rates, maturities, and times of issuance. In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Fund will maintain a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. See "Quality and Diversification Requirements".

BNY Hamilton Equity Income Fund (the "Equity Income Fund") is designed for conservative investors who are interested in participating in the equity markets while receiving current income greater than the yield of the Standard & Poor's 500 Index. The Fund's investment objectives are to provide long-term capital appreciation greater than the appreciation of, and yield greater than the yield of, the Standard & Poor's 500 Index. Equal emphasis is placed on attaining income and capital appreciation. The Fund will invest primarily in common stock and convertible securities of domestic and foreign corporations. In connection with its investment objectives, the Fund seeks to achieve capital appreciation in excess of the market average represented by the Standard & Poor's 500 Index. During periods of rapid market capital appreciation, the effect of the Fund's dual investment objectives will likely be that the net asset value of the Fund will not rise as rapidly as the market generally. Conversely, during periods of rapid market depreciation, the Fund's net asset value would not be expected to decline as rapidly as the market.

BNY Hamilton Large Cap Growth Fund (the "Large Cap Growth Fund") is designed as an economical and convenient means of investing primarily in the stocks of domestic and foreign institutions. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in common stocks and securities convertible to common stocks; current income is a secondary objective. During times of adverse market and/or economic conditions the Fund may invest in securities with a high enough yield to offer possible resistance to downward market and/or economic pressure. In selecting securities for the Fund, a focus will be given to securities of corporations perceived to have a relatively high potential for growth of earnings and/or revenues. The Fund currently considers large cap corporations to be those with market capitalization of $3 billion or greater. In normal circumstances the Fund will invest at least 65% of its assets in such equity securities.


BNY Hamilton Small Cap Growth Fund (the "Small Cap Growth Fund") is designed for investors who are interested in obtaining capital growth by investing in stocks of smaller corporations. The Small Cap Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of small domestic and foreign corporations. In selecting securities for the Small Cap Growth Fund a focus will be given to securities of corporations perceived as having potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management, general industry condition or other similar advantageous circumstances. Current income will not be a consideration. The Fund currently considers small corporations to be those with market capitalization of $1.5 billion or less. In normal circumstances the Small

Cap Growth Fund will invest at least 65% of the value of its total assets in such equity securities.


BNY Hamilton International Equity Fund (the "International Equity Fund") is designed for more aggressive investors who wish to participate in foreign markets. The Fund's investment objective is to provide long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers. In normal circumstances, the Fund will invest in securities principally traded in countries outside the United States. The Fund may at any time include American Depository Receipts which are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks;

American Depository Receipts are traded in U.S. dollars on national exchanges and in over-the-counter markets. At any given time the Fund may invest 50% of its assets in the securities principally traded in any one country, although the Fund will ordinarily invest at least 65% of its total assets in at least three (3) countries.

BNY Hamilton Intermediate Government Fund (the "Intermediate Government Fund") is designed for conservative bond investors looking for a relatively stable, high quality investment. See "Quality and Diversification Requirements". The Fund's investment objective is to earn as high a level of current income as is consistent with the preservation of capital, moderate stability in net asset value and minimal credit risk. The Fund will invest in obligations issued or guaranteed by the United States Government and backed by the full faith and credit of the United States. The Fund may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities, where the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment. The Fund may purchase or sell financial futures contracts and options in an effort to reduce the volatility of its portfolio, moderate market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "Hedging Activities".

BNY Hamilton Intermediate Investment Grade Fund (the "Intermediate Investment Grade Fund") is designed for bond investors who wish to invest in debt obligations of both domestic and foreign corporations and governments. The Intermediate Investment Grade Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital, moderate stability in net asset value and maintenance of liquidity. In an effort to attain its investment objective, the Fund will invest primarily in debt obligations of domestic corporations, foreign corporations and foreign governments, as well as obligations issued or guaranteed by the United States Government and its agencies and instrumentalities. The debt securities the Fund invests in will have ratings of at least investment grade quality, which would be a rating no lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, such determined by the Adviser. In normal circumstances, the Fund will invest at least 65% of its net assets in debt obligations of the above-mentioned entities, but may at any time as determined appropriate by the Adviser invest a substantial portion of the net assets in cash or cash equivalents.

BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Intermediate New
York Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal, New York State and New York City income tax. The
Fund's investment objective is to provide investors with income that is exempt from federal, New York State and New York City income taxes while maintaining relative stability of principal. The Fund will invest primarily in bonds issued by the State of New York and its political subdivisions and by Puerto Rico and its political subdivisions. During normal market conditions, the Adviser will attempt to invest 100%, and as a fundamental policy at least 80%, of the Fund's total assets in bonds and notes that are exempt from federal, New York State and New York City income taxes. There may be occasions, due to market conditions or supply limitations, when such securities are not available. In these situations, the Adviser may invest in other fixed income securities that may be subject to federal,

New York State or New York City income taxes. Such investments would be considered temporary. The Adviser will invest a portion of the Fund's assets in short-term investments to provide liquidity. Investments in short-term investments may be increased for defensive purposes if, in the opinion of the Adviser, market conditions so warrant. The Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax-exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements". The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures contracts and options. See "Hedging Activities".


BNY Hamilton Intermediate Tax-Exempt Fund (the "Intermediate Tax-Exempt Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. A portion of the income recognized by the Intermediate Tax-Exempt Fund may be exempt from state or local income tax as well; consult with your tax adviser for details. The Intermediate Tax-Exempt Fund's investment objective is to provide income that is exempt from federal income taxes while maintaining relative stability of principal. The Fund will attempt to invest 100%, and as a fundamental policy will invest at least 80%, of its net assets in such investments. The securities purchased by the Fund will be limited to be investment grade, which means that investments cannot be rated lower than BBB by S&P and Baa by Moody's. If the securities are not rated, the investment adviser is to determine whether they are equivalent to investment grade securities at the time of purchase. At any time, as deemed appropriate by the Adviser, the Fund may hold a substantial portion of its net assets in cash. The Fund may seek to moderate market risk and minimize fluctuations in its net asset value per share through the use of financial futures and options. See "Hedging Activities".



Throughout this Statement of Additional Information, the Money Fund and the Treasury Money Fund are collectively referred to as the "Money Market Funds"; the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, and the International Equity Fund are collectively referred to as the "Equity Funds"; the Intermediate Government Fund and the Intermediate Investment Grade Fund are collectively referred to as the "Taxable Fixed Income Funds"; and the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are collectively referred to as the "Tax-Exempt Fixed Income Funds".


The following discussion supplements the information regarding investment objectives and policies of the respective Funds as set forth above and in their respective prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, each Fund may invest in money market instruments to the extent consistent with its investment objectives and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

United States Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal

Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. Except for the Treasury Money Fund, each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or, in the case of the Equity Funds and Intermediate Investment Grade Fund, in another currency. See "Foreign Investments".


Bank Obligations. Except for the Treasury Money Fund, each of the Funds, unless otherwise noted in its relevant Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax-Exempt Fixed Income Funds, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).


Commercial Paper. Except for the Treasury Money Fund, each of the Funds may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts.

The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since Master Notes typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality that satisfies such Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Funds to be liquid because they are payable immediately upon demand. The Funds do not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton Funds, Inc. (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Funds' custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund may be delayed or limited. See "Investment Restrictions" in the Prospectuses and this Statement of Additional Information.

Corporate Bonds and Other Debt Securities


As discussed in the Prospectus for the Taxable Fixed Income Funds, the Intermediate Government Fund and Intermediate Investment Grade Fund may invest in bonds and other debt securities of domestic issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus for the Taxable Fixed

Income Funds and below. See "Quality and Diversification Requirements". For information on short-term investments in these securities, see "Money Market Instruments".

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Mortgage-Backed Securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. A Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that a Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Tax-Exempt Obligations


As discussed in the Prospectus for the Tax-Exempt Fixed Income Funds, the Intermediate New York Tax-Exempt Fund and the Intermediate Tax-Exempt Fund may invest in tax-exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax-exempt obligations that the Tax-Exempt Fixed Income Funds may purchase appears below. See "Quality and Diversification Requirements".


Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Notes.

Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance plus accrued interest, either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the Variable

Rate Demand Note may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Money Market
Instruments" above. Although
there is no secondary market for Master Notes, such obligations are considered by each Fund to be liquid because they are payable immediately upon demand. The Funds have no specific percentage limitations on investments in Master Notes.


Puts. The Tax-Exempt Fixed Income Funds may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. In addition, the Taxable Fixed Income Funds may purchase notes together with the rights described above. Such a right to resell is commonly known as a "put". The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with a Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit a Fund to be fully invested in securities (tax-exempt securities in the case of the Tax-Exempt Fixed Income Funds) while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.



Puts may be purchased as a feature of the underlying bond or note, or as an independent security. When a Tax-Exempt Fixed Income Fund or a Taxable Fixed Income Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Adviser will consider the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.



The Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Intermediate New York Tax-Exempt Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission. Prior to investing in such securities, a Fund, if deemed necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order, which may not be granted, relating to the valuation of such securities.

Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Tax-Exempt Fixed Income Funds and the Taxable Fixed Income Funds is to enter into put transactions only with securities dealers or issuers who are approved by the Adviser. Each dealer will be approved on its own merits, and it is a Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Adviser's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are six
NRSROs: Moody's, S&P, Fitch Investors Services, L.P., Duff and Phelps/MCM, IBCA Limited and its affiliate, IBCA, Inc. and Thomson Bankwatch. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Adviser's opinion or such put writers' obligations will be collateralized and of comparable quality in the Adviser's opinion. The Directors have directed the Adviser not to enter into put transactions with any dealer that in the judgment of the Adviser present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.



BNY Hamilton Funds, Inc. has been advised by counsel that the Funds should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Tax-Exempt Fixed Income Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.


Equity Investments

As discussed in the Prospectus for the Equity Funds, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the International Equity Fund may invest in common stocks and securities convertible into common stocks to the extent consistent with its investment objective and policies. The securities in which the Equity Funds may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. A discussion of the various types of equity investments which may be purchased by the Equity Funds appears in the Prospectus for the Equity Funds and below. See "Quality and Diversification Requirements".

Equity Securities. The common stock in which the Equity Funds may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Investments

The Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund and the Intermediate Investment Grade Fund may invest in certain foreign securities. The Money Fund does not expect to invest more than 65% of its total assets at the time of purchase in securities of foreign issuers. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Intermediate Investment Grade Fund do not expect to invest more than 20% of their respective total assets at the time of purchase in securities of foreign issuers. All investments of the Money Fund must be United States dollar-denominated. The Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Intermediate Investment Grade Fund do not expect more than 15% of their respective foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. In the case of the Money Fund, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Generally, ADRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Equity Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but they will not enter into such commitments for speculative purposes. See "Additional Investment Information" in the Prospectus for the Equity Funds.

For a description of the risks associated with investing in foreign securities, see "Additional Investment Information" in the Prospectuses for the Money Market Funds, the Equity Funds and the Taxable Fixed Income Funds. To the extent that the Tax-Exempt Fixed Income Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant.


Additional Investments

When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.


Investment Company Securities. The Equity Funds, the Taxable Fixed Income Funds, and the Tax-Exempt Fixed Income Funds may invest in the securities of other investment companies to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


Reverse Repurchase Agreements. Except for the Treasury Money Fund, each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".


Loans of Portfolio Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any director, officer, employee, or affiliate of BNY Hamilton Funds, Inc., or the Adviser, the Administrator or the Distributor, unless permitted by applicable law.




Privately Placed and Certain Unregistered Securities. The Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may invest in privately placed, restricted, Rule 144A and other unregistered securities as described in their respective Prospectuses.


Quality and Diversification Requirements


Each of the Funds except the Intermediate New York Tax-Exempt Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's assets not subject to the limitations described above, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or, with respect to the Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

The Intermediate New York Tax-Exempt Fund is classified as a non-diversified series of a registered investment company so that it is not limited by the 1940 Act as to the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and has therefore adopted an investment restriction, which applies to 50% of the value of the assets of the Fund and which may not be changed without shareholder vote, prohibiting the Fund from purchasing securities of any issuer if, as a result, more than 5% of the assets of the Fund would be invested in the securities of a single issuer. See "Investment Restrictions". The Fund also intends to comply with the diversification requirements of the Tax Code, for qualification thereunder as a regulated investment company. See "Taxes". As a nondiversified series of an investment company, the Intermediate New York Tax-Exempt Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were a diversified company.

With respect to the Intermediate New York Tax-Exempt Fund, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantee. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the United States Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See "Investment Restrictions".

Money Market Funds. In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of the Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Fund's investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.

In order to limit the credit risk of the Money Fund's investments, it will not purchase any security (other than a United States Government security) unless it is rated in the highest rating category assigned to short-term debt securities (so-called "first tier" securities) by at least two NRSROs such as Moody's (i.e., P-1 rating) and S&P (i.e., A-1 rating) or, if not so rated, it is determined to be of comparable quality. Determinations of comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Money Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors that disposing of the investment would not be in the Money Fund's best interest.

In addition, the Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require each Money

Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund.

Equity Funds. The Equity Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Equity Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 or better by Moody's or A-2 or better by S&P; or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time an Equity Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or S&P, or if unrated, the investment must be of comparable quality in the Adviser's opinion.


Taxable Fixed Income Funds. During normal market conditions, each of the Taxable Fixed Income Funds' portfolios will have a dollar weighted average maturity of not less than three nor more than ten years. In addition, the Intermediate Investment Grade Fund will not purchase a security with a maturity date of greater than fifteen years at the time of purchase. The Intermediate Government Fund's portfolio will, and the Intermediate Investment Grade Fund's portfolio may, include a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government or by various instrumentalities that have been established or sponsored by the United States Government. Under normal market conditions, the Intermediate Government Fund will invest at least 65% of the value of its total assets in Government securities.



Tax-Exempt Fixed Income Funds. The Intermediate New York Tax-Exempt Fund invests principally in a portfolio of "high quality" and "investment grade" New York municipal bonds.

The Intermediate Tax-Exempt Fund invests principally in such municipal bonds from throughout the United States. For purposes of the Intermediate New York Tax-Exempt Fund, on the date of investment (i) New York municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of S&P, currently AAA, AA, A and BBB, (ii) New York short-term municipal obligations must be rated MIG-2 or higher by Moody's or SP-1 or higher by S&P and (iii) New York tax-exempt commercial paper must be rated Prime-1 or higher by Moody's or A-1 or higher by S&P or, if not rated by either Moody's or S&P, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or S&P or (b) having comparable quality in the opinion of the Adviser. Each Fund may invest in other tax-exempt securities that are not rated if, in the opinion of the Adviser, such securities are of comparable quality to securities in the rating categories discussed above. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Hedging Activities

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. In the case of the income funds, interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt securities, the Adviser believes it is now possible to reduce the effects of interest rate fluctuations.


Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may (i) sell futures contracts on debt securities and indexes of debt securities and
(ii) purchase or write (sell) options on such futures and options on debt securities and on indexes of debt securities. The Tax-Exempt Fixed Income Funds may also enter into the above-described transactions with respect to municipal debt securities and on indexes of municipal debt securities. The purpose of any such transaction is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Funds and where the transactions are appropriate to reduction of risk. The Taxable Fixed
Income Funds and Tax-Exempt Fixed Income Funds may not enter into futures contracts or related options if, immediately thereafter, the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of their respective total assets. In addition, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of their respective total assets.



Special Considerations Relating to Hedging Activities. Each of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may take positions in financial futures contracts and options traded on registered securities exchanges and contract markets solely as a hedge. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the Adviser will attempt to create a very closely correlated hedge. In particular, hedging activities of the Tax-Exempt Fixed Income Funds based upon non-municipal debt securities or indexes may not correlate as closely to a Tax-Exempt Fixed Income Fund's portfolio as hedging activities based upon municipal debt securities or indexes. Nevertheless, hedging activities may be useful to the Tax-Exempt Fixed Income Funds, especially where closely correlated hedging activities based upon municipal securities or indexes are not available. See "Risks Associated with Futures Contracts" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.


Risks in the use of futures contracts result from the possibility that changes in market interest rates may differ substantially from the changes anticipated when hedge positions were established. For example, if any of the Funds has hedged against the possibility of an increase in interest rates and instead interest rates decline, the value of the Fund's portfolio will increase, but the Fund will lose at least part of the benefit of that increased value because it will have losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements resulting from losses in its futures positions.

While the Funds will not ordinarily incur brokerage commissions on the portfolio securities that they purchase, each Fund will pay brokerage commissions on its financial futures and options transactions. The Funds will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Funds.

Each Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of a specific Fund and certain income tax considerations. For example, the amount of assets that a specific Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that a specific Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

Financial Futures Contracts. Financial futures obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures may be satisfied by actual delivery of the securities or by entering into an offsetting transaction. In offsetting or closing out an existing futures position, the seller of the original contract enters into a futures contract to take delivery of the same security at the same time as specified in the original futures contract.

Although financial futures contracts, by their terms, call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of the securities. Closing out is accomplished by an offsetting transaction as described above. If the price in the offsetting transaction (purchase) varies from the price in the original futures contract (sale), the seller will realize a gain or loss on the transaction. That gain or loss will tend to offset in whole or in part the unrealized loss or gain that the securities held in the Funds' portfolio have experienced, but may not always do so.

A public market exists in financial futures covering a number of debt securities, including long-term United States Treasury bonds, ten-year United States Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed certificates, three-month United States Treasury bills, three-month domestic bank certificates of deposit and three-month Eurodollar certificates of deposit. A public market also exists for futures contracts on The Bond Buyer Index of forty long-term municipal bonds. In addition, other financial futures contracts may be developed and traded. The Funds may utilize any such contracts and associated put and call options for which there is an active trading market. Financial futures are traded on contract markets such as the Chicago Board of Trade and the New York Futures Exchange, which are regulated by the Commodity Futures Trading Commission, a federal agency.

When futures contracts are entered into, both buyer and seller are required, under regulations of the applicable contract market, to post good faith deposits with the brokers handling the trades or with a third party custodian as security for the performance of their promise to buy or sell securities. This deposit, the amount of which is determined by the contract market on which the futures contract is traded, is called "initial margin". Each day, the investor's account will be credited with any net gains due to favorable price movements during the day's trading of contracts. Similarly, net losses, due to unfavorable price movements during the day, will require the investor to make additional deposits to the account. These daily settlement payments are called "variation margin". Initial margin requirements are established by the contract markets and may be changed, but brokers may require their customers to maintain margins higher than those established by the contract markets.

In financial futures trading, margin does not involve any loan or borrowing. Instead, it is a good faith deposit in the case of initial margin and a daily settlement of gains and losses in the case of variation margin. Initial margin deposits are held by the broker or a third party custodian in a segregated customer account in the name of the investor, with the investor retaining all rights and claims of ownership pursuant to federal regulation. The initial margin deposits may be in the form of liquid securities such as Treasury bills or bonds, the interest on which accrues to the investor, and which are returned to the investor when it closes out a financial futures position. Variation margin calls and payments must be made in cash.

The sale of futures contracts is for the purpose of hedging a Fund's securities portfolio. For example, if interest rates were expected to increase, a Fund might sell futures contracts. If interest rates did increase, the value of the securities in the portfolio would decline. The value of a Fund's hedging instruments would increase at approximately the same rate (depending on the correlation between value in the futures markets and the prices of the Fund's portfolio securities and limits, under regulations of the applicable contract market, on the price movements per day of the hedging instrument), thereby offsetting all or part of such decline in the value of the underlying portfolio securities. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline, but might sacrifice some yield by so doing.


Options on Futures Contracts. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also purchase put options and write call options on futures contracts that are traded on a United States exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. The Funds may use their options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on debt securities. See "Options" below. The purchase of put options on futures contracts is analogous to the purchase of puts on debt securities so as to hedge a Fund's portfolio of debt securities against the risk of rising interest rates.



The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities that are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Funds will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Funds' holdings of debt securities.

Risks Associated with Futures Contracts. There are risks associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. For instance, in a rising interest rate environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, when interest rates decline, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not the security subject to the futures contract or part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when the Fund writes (sells) an uncovered futures contract because the Fund is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. When a Fund purchases a put option or call option, however, the maximum risk of loss to the Fund is the price of the put option or call option purchased. See "Options".


Options. In connection with their hedging activities, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options or write (sell) call options on financial futures and debt securities.



The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options as a defensive measure to minimize the impact of market price declines on the value of certain of the securities in each Fund's portfolio. Each Taxable Fixed Income Fund or Tax-Exempt Fixed Income Fund may, in addition, write call options only to the extent necessary to neutralize a Fund's position in portfolio securities, i.e., balance changes in the market value of the portfolio securities and the changes in the market value of the call options. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds may also purchase call options and sell put options to close out open positions.


The premium that a Fund receives from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at the exercise price at any time during the option period. The Taxable Fixed Income Funds or the Tax-Exempt Fixed Income Funds will only purchase put options on securities that, in the opinion of the Adviser, have investment characteristics similar to those of securities in each Fund's portfolio. The purchase of a put option would be intended to protect a Fund from the risk of a decline in the value of a security below the exercise price of the option. A Fund may ultimately sell the option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs.



A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. When a call option is written by any of the Taxable Fixed Income Funds or the Tax Exempt Fixed Income Funds, the Fund will make arrangements with its custodian to segregate the related portfolio securities until either the option is exercised or the Fund closes out the option as described below. A call option sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the related portfolio security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.



The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will purchase call options to close out open positions. In order to close out a position, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may make a "closing purchase transaction" -- the purchase of a call option on the same security with the same exercise price and expiration date as the option which it has previously written on a particular security. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may effect a closing purchase transaction to realize a profit (or loss) if the amount paid to purchase a call option is less (or more) than the amount received from the sale thereof, to prevent an underlying security from being called or, in the case of a call option, to permit the sale of the underlying security prior to the expiration date of the option. Furthermore, effecting a closing purchase transaction in the case of a call option will permit a Fund to write another call option with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.



Because increases in the market price of a call option will generally reflect increases in the market price of an underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund. From time to time, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase an underlying security in the cash market for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio, in which case additional transaction costs will be incurred.


Options written by the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market values of the underlying securities at the time the options are written. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in buy-and-write transactions in which a Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. A buy-and-write transaction using an in-the-money call option may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, a Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain at or advance moderately during the option period. In such a transaction, a Fund's gain will be equal to the premium received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the Funds may or may not realize a loss, depending on the extent to which such decline is offset by the premium received.



The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may purchase put options to protect holdings in an underlying security against a substantial decline in market value. Such hedge protection is provided only during the life of the put option when a Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.



The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also create the effect of a futures contract position by simultaneous purchase of a put and sale of a call option on the same security. For example, the simultaneous purchase of a put option and the sale of a call option at the same price and for the same exercise dates provide the Funds with the same hedged position as is created by the sale of a futures contract. By varying the price of the options the Funds are exposed to price changes within the range of the different option prices.



The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will not invest more than 5% of their respective net assets in premiums on put options. See "Portfolio Transactions and Brokerage".

Index Transactions. The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may utilize futures contracts on bond indexes (municipal bond indexes in the case of the Tax-Exempt Fixed Income Funds), or related put and call options on such index contracts, so long as there is an active trading market for the contracts. These contracts would be utilized as a hedge against changes in the market value of securities in a Fund's portfolio. Each Fund's strategy in employing such contracts would be similar to the strategies discussed above regarding transactions in futures and options contracts generally.


A bond index or municipal bond index assigns relative values to the bonds included in the index. The index fluctuates with changes in the market values of those securities included. For example, the municipal bond index traded on the Chicago Board of Trade is The Bond Buyer Index, which includes forty tax-exempt long-term revenue and general obligation bonds.

An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index contract was originally written. Thus, the index contract is similar to traditional futures contracts except that settlement is made in cash. Initial and variation margins are payable by the holders of both long and short positions in the index future. No physical delivery of the underlying bonds in the index is made.


The Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may also buy put options and sell call options on applicable bond, or municipal bond, index futures or on applicable bond, or municipal bond indexes. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than to purchase or sell a debt instrument at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the index future.


Options on indexes are also similar to options on debt instruments, except that rather than the right to take or make delivery of a debt instrument at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments.

Equity Funds

Stock Index Futures, Related Options and Options on Stock Indexes. The
Equity Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges. The Equity Funds' policies with respect to hedging activities are discussed at length in the Prospectus for the Equity Funds.

A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".


During a market decline or when the Adviser anticipates a decline, the Equity Funds may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline. The Equity Funds may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against a Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. A Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.

The Equity Funds will not engage in transactions in stock index futures contracts or related options for speculation. The Equity Funds will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of a Fund. In addition, a Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of a Fund's net assets. A Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's custodian.

The Equity Funds' successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Adviser's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the specific Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.


For a discussion of the risks associated with index futures contracts, see "Hedging Activities -- Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds". See also "Portfolio Transactions and Brokerage".


Options on Securities. The Equity Funds may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the relevant Fund is obligated as a writer. The Equity Funds do not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Equity Funds may, from time to time, write call options on its portfolio securities. The Equity Funds may write only call options that are "covered", meaning that the writing Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if a Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Equity Funds are not able to effect closing purchase transactions after they receive notice of exercise.

In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

The Equity Funds may also purchase listed put options. If a Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the investment adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.


------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of each Fund follow.

The Money Market Funds may not:

          1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid;

          2. Enter into reverse repurchase agreements (although the Money Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Money Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

          3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 20% of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 20% of the value of the Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the Money Fund, will not apply to reverse repurchase agreements;

          4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of a Fund's total assets;

          5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;

          6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

          7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs. However, the Money Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interest therein including real estate investment trusts;

          8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

          9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

          10.  Act as an underwriter of securities; or

          11. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

In addition to the restrictions listed above, the Treasury Money Fund may not:

          1. Invest in structured notes or other instruments commonly known as derivatives;

          2. Invest in any type of variable, adjustable or floating rate securities;

          3. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Corp. or the Small Business Administration; or,

          4. Invest in zero coupon bonds, except that the Treasury Money Fund may invest in zero coupon bonds issued by the United States Government provided that the bonds mature within 397 days from the date of purchase, and that the Treasury Money Fund may include zero coupon bonds issued by the United States Government as collateral for repurchase agreements.

The Equity Funds may not:

          1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund's net assets would be in investments that are illiquid;

          2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 20% of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

          3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

          4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of a Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

          5. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer;

          6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with a Fund's investment objectives and policies (see "Investment Objectives and Policies");

          7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for a Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, a Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

          8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of a Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

          9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

          10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

          11.  Act as an underwriter of securities; or

          12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.

The Taxable Fixed Income Funds may not:

          1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

          2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

          3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of a Fund's total assets;

          4. Purchase the securities of an issuer if, immediately after such purchase, the relevant Fund owns more than 10% of the outstanding voting securities of such issuer. This limitation shall not apply to permitted investments of up to 25% of a Fund's total assets;

          5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of a Fund's total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

          6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies;

          7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interest in oil, gas, or mineral exploration or development programs. However, a Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

          8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the relevant Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into such securities or maintains in a segregated account liquid short-term securities with a market value at all times equal to or greater than the relevant Fund's purchase obligation or short position; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

          9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of a Fund's total assets would be invested in such deposits;

          10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

          11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

          12.  Act as an underwriter of securities.

The Tax-Exempt Fixed Income Funds may not:

          1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the relevant Fund's net assets would be in investments that are illiquid;

          2 Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 20% of the value of the relevant Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 10, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 20% of the value of the Fund's net assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

          3. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. Each state and political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities or to permitted investments of up to 50% of a Fund's total assets;

          4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of the relevant Fund's investment in such industry would exceed 25% of the value its total assets, except that a Fund will invest more than 25% of its assets in securities issued or guaranteed by the United States Government, (and, in the case of the Intermediate New York Tax-Exempt Fund, New York State, New York City and the Commonwealth of Puerto Rico) and their respective authorities, agencies, instrumentalities and political subdivisions;

          5. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of the relevant Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

          6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

          7. Purchase or sell puts, calls, straddles, spreads or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for a Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, a Fund may purchase municipal bonds, notes or commercial paper secured by interest in real estate;

          8. Purchase securities on margin, make short sales of securities or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

          9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 5% of the relevant Fund's total assets would be invested in such deposits;

          10. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which a Fund is permitted to incur pursuant to Investment Restriction 2 and except that a Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the relevant Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. A Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

          11. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder; or

          12.  Act as an underwriter of securities.

Undertaking in Response to State Securities Regulations

In order to satisfy the requirements of certain state securities regulations, the Equity Income Fund has undertaken not to invest more than 5% of its net assets in warrants and to further restrict its investment in warrants so that not more than 2% of net assets will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of the Equity Income Fund.



------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton Funds, Inc., their business addresses and their principal occupations during the past five years are:


                                                                  Principal Occupations
Name and Address             Position with Funds                  During Past Five Years
----------------             -------------------                  ----------------------
Edward L. Gardner            Director and Chairman                Chairman of the Board, President and
411 Theodore Fremd Ave.      of the Board                         Chief Executive Officer, Industrial
Rye, NY 10580                                                     Solvents Corporation, 1981 to Present;
Age  63                                                           Chairman of the Board, Blue Grass
                                                                  Chemical Specialties Inc., 1982 to
                                                                  Present; Chairman of the Board, Big
                                                                  Brothers/Big Sisters of New York City,
                                                                  1992 to Present; National
                                                                  Vice-Chairman, Big Brothers/Big
                                                                  Sisters of America, 1993 to Present;
                                                                  President, Big Brothers/Big Sisters of
                                                                  America Foundation, 1994 to Present;
                                                                  Vice President of the Board, The
                                                                  Sherry Netherland Hotel, 1991 to
                                                                  Present; Member, Points of Light
                                                                  Foundation, 1995 to Present; Member,
                                                                  The National Assembly, 1992 to
                                                                  Present; Member, Alvin Ailey Dance
                                                                  Theatre Foundation, Inc., 1989 to
                                                                  Present; Member, The Institute for Art
                                                                  and Urban Resources, Inc. 1985 to
                                                                  1994; Member, Mercy College, 1989 to
                                                                  Present; Member, Westchester/Putnam
                                                                  Regional Board of Directors, The Bank
                                                                  of New York, 1982 to Present; Member,
                                                                  Westchester County Association, 1986
                                                                  to Present.

Mr. Peter Herrick*           Director                             Trustee, HRE Properties, 1990 to
42 Sunnybrook Road                                                Present; Member, New York State Banking
Bronxville, NY 10708                                              Board, 1990-1993.
Age  71

Leif H. Olsen                Director                             President, Leif H. Olsen Investments,
49 Locust Avenue                                                  Inc., a registered investment adviser;
Suite 301                                                         1987 to Present

New Canaan, CT 06840
Age  72

Mr. Stephen Stamas*          Director                             Chairman, New York Philharmonic, 1989 to
Windcrest Partners                                                Present.
122 E. 42nd Street
49th Floor
New York, NY 10168
Age  67

James E. Quinn               Director                             Member, Board of Directors, Tiffany &
727 Fifth Avenue                                                  Co., January 1995 to Present; Executive
New York, NY 10022                                                Vice President of Sales, Tiffany & Co.,
Age 46                                                            March 1992 to Present.

J. David Huber               Chief Executive Officer              Employee, BISYS Fund Services, Inc.,
3435 Stelzer Road                                                 June 1987 to Present
Columbus, OH 43219
Age  51

William J. Tomko             President                            Vice President, BISYS Fund Services,
3435 Stelzer Road                                                 Inc., 1989 to Present
Columbus, OH 43219
Age  39


Mary A. Madick               Vice President                       Employee, BISYS Fund Services, Inc., May
3435 Stelzer Road                                                 1996 to Present; Employee, T. Rowe
Columbus, OH 43219                                                Price, 1990 to May 1996.
Age  39

Anthony L. Mercure           Vice President                       Director, Client Services, BISYS Fund
3435 Stelzer Road                                                 Services, Inc., 1996-Present; Director
Columbus, OH 43219                                                of Business Development, BISYS Fund
Age  37                                                           Services, Inc., 1994-1996; Director,
                                                                  Fund Accounting, BISYS Fund Services,
                                                                  Inc., 1991-1994

Nimish Bhatt                       Treasurer                       Vice President, Tax and Financial
3435 Stelzer Road                                                  Services, BISYS Fund Services, Inc.,
Columbus, OH 43219                                                 June 1996-Present; Assistant Vice
Age  35                                                            President, Evergreen Funds/First Union
                                                                   Bank, 1995 to July 1996; Senior  Tax
                                                                   Consultant, Price Waterhouse LLP, 1990
                                                                   to  December 1994.

Ellen Stoutamire                   Secretary                       Vice President, Legal Services,
3435 Stelzer Road                                                  BISYS Fund Services, Inc., 1995
Columbus, OH 43219                                                 -Present; Attorney, private practice,
Age  49                                                            1990 to 1995.

Alaina V. Metz                     Assistant Secretary             Chief Administrator, Administrative and
3435 Stelzer Road                                                  Regulatory Services of BISYS Fund
Columbus, OH 43219                                                 Services, Inc., June 1995 to Present;
Age  30                                                            Supervisor of Mutual Fund Legal
                                                                   Department, Alliance Capital Management,
                                                                   May 1989 to June 1995.

------------------------------------------------------------------------------------------------------------------
*Interested person



In 1998, the Directors will be paid an annual fee of $15,000 and an additional $1,200 for each meeting of the Board of Directors that they attend, plus out-of-pocket expenses. The Directors are not paid any pension or retirement benefits. The Directors may hold various other directorships unrelated to the Funds.



The following chart describes the compensation paid to Directors by BNY Hamilton Funds, Inc. for the fiscal year ended December 31, 1997:

                                                          Pension or
                                        Aggregate         Retirement                                   Total
                                      Compensation     Benefits Accrued     Estimated Annual     Compensation Paid
          Name of Person,              Paid by the      as Part of Fund       Benefits Upon        by the Funds
             Position                     Funds            Expenses            Retirement           to Directors
             --------                     -----            --------            ----------           ------------


Edward L. Gardner                           $14,800                   $0                   $0              $14,800
                                           ---------                                                       -------
   Director and Chairman of the
   Board

Peter Herrick                               $14,800                   $0                   $0              $14,800
                                           ---------                                                       -------
   Director

Leif H. Olsen                               $14,800                   $0                   $0              $14,800
                                           ---------                                                       -------
   Director

Stephen Stamas                              $14,800                   $0                   $0              $14,800
                                           ---------                                                       -------
   Director

James E. Quinn                              $14,800                   $0                   $0              $14,800
                                           ---------                                                       -------
   Director


The above compensation, which is expected to total approximately $99,000 plus out-of-pocket costs for 1998, will be allocated to all series of BNY Hamilton Funds, Inc.


By virtue of the responsibilities assumed by the Adviser and the Administrator (see "Investment Adviser", "Administrator" and
"Distributor") and the services provided by BNY Hamilton Distributors, Inc., the Funds have no employees; their officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton Funds, Inc.'s officers conduct and supervise the business operations of the Funds.


--------------------------------------------------------------------------------
INVESTMENT ADVISER

The investment adviser to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at 48 Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.


The International Equity Fund is sub-advised by Indocam, a subsidiary of Banque Indosuez. The Bank of New York will pay Indocam a fee equal to
 .425% of the average daily net assets of the International Equity Fund.



Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to BNY Hamilton Funds, Inc. are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".


The Bank of New York has voluntarily agreed to limit the expenses of the Funds listed in the chart below. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time. There were no waivers or reimbursements of expenses with respect to the Equity Income Fund and the Money Fund as of December 31, 1997.




                                                                   HAMILTON                   HAMILTON PREMIER
                                                                    SHARES                         SHARES
                                                             ---------------------      -----------------------------
Treasury Money Fund..................................                .25%                           .50%
                                                                     ----                          -----

                                                                INSTITUTIONAL                     INVESTOR
                                                                    SHARES                         SHARES
                                                             ---------------------      -----------------------------
Large Cap Growth Fund................................                .82%                          1.07%
                                                                     ----                          -----
Small Cap Growth Fund................................                .97%                          1.22%
                                                                     ----                          -----
International Equity Fund............................               1.27%                          1.52%
                                                                     ----                          -----
Intermediate Government Fund.........................                .90%                          1.15%
                                                                     ----                          -----

Intermediate Investment Grade Fund...................                .90%                          1.15%
                                                                     ----                          -----
Intermediate New York Tax-Exempt Fund................                .90%                          1.15%
                                                                     ----                          -----
Intermediate Tax-Exempt Fund.........................                .90%                          1.15%
                                                                     ----                          -----



For the fiscal years ended December 31, 1995, 1996, and 1997, The Bank of New York received advisory fees from the Funds as follows:



                                                                     1995                1996                 1997
                                                                   ------                ----                 ---
Money Fund                                                        $677,979           $1,128,699           $1,364,166
                                                                                                          ----------
Treasury Money Fund                                                    N/A                  N/A              $28,637
-------------------                                                    ---                  ---           ----------
Intermediate Government Fund                                      $308,254             $321,787             $290,842
                                                                                       --------           ----------
Intermediate Investment Grade Fund                                     N/A                  N/A           $1,326,324
----------------------------------                                     ---                  ---           ----------
Intermediate New York Tax-Exempt Fund                             $195,647             $193,702             $117,747
                                                                                       --------           ----------
Intermediate Tax-Exempt Fund                                           N/A                  N/A           $1,013,662
----------------------------                                           ---                  ---           ----------
Equity Income Fund                                                $936,192           $1,211,813           $2,765,841
                                                                                                          ----------
Large Cap Growth Fund                                                  N/A                  N/A           $1,419,944
---------------------                                                  ---                  ---           ----------
Small Cap Growth Fund                                                  N/A                  N/A             $547,464
---------------------                                                  ---                  ---           ----------
International Equity Fund                                              N/A                  N/A             $329,170
-------------------------                                              ---                  ---           ----------


The above chart reflects advisory fee waivers by The Bank of New York as follows:




                                                                      1995                1996                 1997
                                                                      ----                ----                ----
Money Fund                                                             $0                   $0                   $0
                                                                                            --                   --
Treasury Money Fund                                                    N/A                  N/A             $61,996
-------------------                                                    ---                  ---             -------
Intermediate Government Fund                                           $0                   $0              $47,715
                                                                       --                   --              -------
Intermediate Investment Grade Fund                                     N/A                  N/A                  $0
----------------------------------                                     ---                  ---
Intermediate New York Tax-Exempt Fund                              $20,367                  $0              $75,480
                                                                                            --              -------
Intermediate Tax-Exempt Fund                                           N/A                  N/A                  $0
----------------------------                                           ---                  ---
Equity Income Fund                                                     $0                   $0                   $0
                                                                                            --                   --
Large Cap Growth Fund                                                  N/A                  N/A            $177,856
---------------------                                                  ---                  ---            --------
Small Cap Growth Fund                                                  N/A                  N/A            $116,936
---------------------                                                  ---                  ---            --------
International Equity Fund                                              N/A                  N/A            $116,797
-------------------------                                              ---                  ---            --------


The Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to BNY Hamilton Funds, Inc. See "Additional Information".

The Bank Holding Company Act of 1956 and the Glass-Steagall Act, as interpreted by the Board of Governors of the Federal Reserve System, generally prohibit The Bank of New York Company, Inc. and its subsidiaries, including The Bank of New York, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as the Corporation. This prohibition does not extend to providing investment advice, custodial and certain other services. The Bank of New York believes that it may perform the services for the Funds contemplated by the Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

If The Bank of New York were prohibited from acting as investment adviser to the Funds, it is expected that the Directors would recommend to the Funds' shareholders that they approve the Funds' entering into new investment advisory agreements with another qualified adviser selected by the Directors.

------------------------------------------------------------------------------
ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Funds. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 125 West 55th Street, New York New York 10019.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton Funds, Inc., overseeing the performance of the transfer agent for each Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Funds are series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Funds' prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Adviser's compliance with the stated investment objectives and restrictions of each Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Funds in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.


The Money Market Funds will pay the Administrator an annual fee, accrued daily and payable monthly, of .10% of their respective average daily net assets. All other Funds will each pay the Administrator an annual fee, accrued daily and payable monthly, of .20% of their respective average daily net assets .



For the fiscal years ended December 31, 1995, 1996, and 1997, the Funds paid administration fees as follows:


                                                                1995                1996                 1997
                                                               ------                ----                 ---
Money Fund                                                       $677,980           $1,128,699            $1,364,166
                                                                                                           ---------
Treasury Money Fund                                                   N/A                  N/A               $90,633
-------------------                                                   ---                  ---             ---------
Intermediate Government Fund                                     $123,301             $128,631              $135,423
                                                                                      --------             ---------
Intermediate Investment Grade Fund                                    N/A                  N/A              $530,532
----------------------------------                                    ---                  ---             ---------
Intermediate New York Tax-Exempt Fund                             $64,804              $49,111               $64,296
                                                                  -------              -------             ---------
Intermediate Tax-Exempt Fund                                          N/A                  N/A              $405,467
----------------------------                                          ---                  ---             ---------
Equity Income Fund                                               $312,064             $403,939              $871,405
                                                                                      --------             ---------
Large Cap Growth Fund                                                 N/A                  N/A              $532,600
---------------------                                                 ---                  ---             ---------
Small Cap Growth Fund                                                 N/A                  N/A              $177,174
---------------------                                                 ---                  ---             ---------
International Equity Fund                                             N/A                  N/A              $104,935
-------------------------                                             ---                  ---             ---------



The above chart reflects administration fee waivers from the Intermediate New York Tax-Exempt Fund of $21,601 , $28,176 and $12,990 for the fiscal years ended December 31, 1995, 1996, and 1997, respectively. There were no waivers of administration fees from any other Fund during the last three fiscal years.


The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.


--------------------------------------------------------------------------------
DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreements for each Fund must be approved in the same manner as the Advisory Agreements described above under "Investment Adviser". Each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

The Directors have adopted distribution plans ("12b-1 Plans") with respect to Hamilton Classic Shares of the Money Fund, and the Investor
Shares of each of the Equity Funds, the Taxable Fixed Income Funds, and the Tax-Exempt Fixed Income Funds, which will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to
 .25% per annum of average daily net assets of Hamilton Classic Shares or Investor Shares, as applicable. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Hamilton Classic Shares or Investor Shares, as applicable. The Hamilton Classic Shares or Investor Shares of each Fund also bear the costs associated with implementing and operating the related 12b-1 Plan
(such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Hamilton Classic Shares or Investor Shares of the related Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed .25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Hamilton Classic Shares or Investor Shares of each Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.


For the fiscal year ended December 31, 1997, the Funds paid the following amounts for services related to their respective 12b-1 Plans. In each Fund, approximately 60% of the amount shown represents compensation to dealers and 40% represents payments to banks.



         Money Fund                                                 $42,527
         ----------                                                 -------
         Intermediate Government Fund                               $18,394
         ----------------------------                               -------
         Intermediate Investment Grade Fund                          $1,458
         ----------------------------------                          ------
         Intermediate New York Tax-Exempt Fund                      $19,554
         -------------------------------------                      -------
         Intermediate Tax-Exempt Fund                                  $109
         ----------------------------                                  ----
         Equity Income Fund                                         $61,919

         ------------------                                         -------
         Large Cap Growth Fund                                       $4,805
         ---------------------                                       ------
         Small Cap Growth Fund                                         $903
         ---------------------                                         ----
         International Equity Fund                                   $2,732
         -------------------------                                   ------



There is no 12b-1 Plan in effect for the Treasury Money Fund.


Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, each 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. Each 12b-1 Plan provides that it may not be amended to increase materially the costs which the related Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and each 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton Funds, Inc. nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plans are in effect, the nomination of the Directors who are not interested persons of BNY Hamilton Funds, Inc. (as defined in the 1940 Act) must be committed to the non-interested Directors.

--------------------------------------------------------------------------------
FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 163310, Columbus, Ohio, 43216-3310, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

The Directors, in addition to reviewing actions of the Funds' investment adviser, administrator and distributor, as set forth below, decide upon matters of general policy. The Money Fund and Treasury Money Fund have entered into Shareholder Servicing Agreements with respect to Hamilton Premier Shares of each Fund and Hamilton Classic Shares of the Money Fund with The Bank of New York. The Bank of New York (as a "Shareholder Servicing Agent") will perform certain shareholder support services to include: (i) aggregating and processing purchase and redemption orders;
(ii) placing purchase and redemption orders with the Distributor; (iii) providing necessary personnel and facilities to establish and maintain customer accounts and records; (iv) processing dividend payments; and (v) providing periodic information to beneficial owners showing their positions in Hamilton Premier Shares of each Fund. Pursuant to the Shareholder Servicing Agreement, the Hamilton Premier Shares of each Money Market Fund and the Hamilton Classic Shares of the Money Fund will pay The Bank of New York (and any other Shareholder Servicing Agent) an annual shareholder servicing fee of .25%, to be accrued daily and payable monthly, of the average net assets of each such class represented by such Shareholder Servicing Agent's participation in each Fund.

The Bank of New York, 90 Washington Street, New York, New York 10286, serves as the custodian and fund accounting agent for each Fund.


KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, are the independent auditors of the Funds and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.



------------------------------------------------------------------------------
PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Adviser determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. An Equity Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value--Equity Funds".



--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares." Shareholders redeeming shares of either Money Market Fund should be aware that both Funds attempt to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that either Fund will be able to continue to do so and, in that case, the net asset value of either Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. In the case of the other Funds, the principal value fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Money Market Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither of the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Funds fail to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which an emergency exists that causes disposal of, or evaluation of the net asset value of, the portfolio securities to be not reasonably practicable or
(iii) for such other periods as the Securities and Exchange Commission may permit.


--------------------------------------------------------------------------------
EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Funds may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in such Fund's Prospectus.

Net investment income of each class of shares in the Money Fund and the Treasury Money Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the relevant Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of net asset value at 4:30 P.M., Eastern time, on each Business Day.

Dividends on each Hamilton Share and Hamilton Premier Share of the Money Fund and the Treasury Money Fund and Hamilton Classic Share of the Money Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Premier Shares and Hamilton Classic Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Fund and Other Shareholder Services--Shareholder Servicing Plan" in the Prospectus for the Money Market Funds, and Hamilton Classic Shares bear 12b-1 fees. In addition, each class of shares of the Money Fund and the Treasury Money Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).



Determination of the net investment income for the Taxable Fixed Income
Funds and the Tax-Exempt Fixed Income Funds will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the relevant Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in each Prospectus.


--------------------------------------------------------------------------------
NET ASSET VALUE

Each of the Funds will compute the net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. In addition, net asset value need not be computed on any other day that the New York Stock Exchange is closed for business.

Money Market Funds. In the case of the Money Market Funds, all portfolio securities for each Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than
 .5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

Valuing the Money Fund's and the Treasury Money Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. Each of the Money Market Funds intend to conduct their investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of either of the Money Market Funds.

The Directors oversee the Adviser's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Money Fund and the Treasury Money Fund at $1.00. Each day net asset value is computed, each class of shares of the Money Fund and the Treasury Money Fund will calculate the net asset value of each class of their respective shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds .5%.

If the Directors believe that a deviation from the Money Fund's or Treasury Money Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate.

During periods of declining interest rates, the Money Fund's and the Treasury Money Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Money Fund or the Treasury Money Fund would be able to obtain a somewhat higher yield than would result if that Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.


Taxable Fixed Income and Tax-Exempt Fixed Income Funds. In the case of the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds, portfolio securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, will be valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Funds' independent pricing service, such securities will be priced in accordance with procedures adopted by the Directors. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, because the Directors have determined that this method will approximate market value. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.



Equity Funds . In the case of the Equity Funds, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.



Equity Funds and Intermediate Investment Grade Fund. For purposes of calculating net asset value per share for each class of shares in each of the Equity Funds and the Intermediate Investment Grade Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.



All Funds (except Money Market Funds). Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.


Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Funds' Directors.


--------------------------------------------------------------------------------
PERFORMANCE DATA

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of the Money
Fund and the Treasury Money Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Money Fund and the Treasury Money Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.



The current and effective seven-day yields for the Money Market Funds as of December 31, 1997 were as follows:




                                                                          Current 7                 Effective 7
                                                                          Day Yield                  Day Yield
                                                                     --------------------      ----------------------

Money Fund  -  Hamilton Shares                                              5.54%                      5.69%
------------------------------                                              -----                      -----
Money Fund  -  Hamilton Premier Shares                                      5.27%                      5.41%
--------------------------------------                                      -----                      -----
Money Fund  -  Hamilton Classic Shares                                      4.93%                      5.05%
--------------------------------------                                      -----                      -----
Treasury Money Fund  -  Hamilton Shares                                     5.46%                      5.61%
---------------------------------------                                     -----                      -----
Treasury Money Fund  -  Hamilton Premier Shares                             5.21%                      5.35%
-----------------------------------------------                             -----                      -----



As required by regulations of the Securities and Exchange Commission, the annualized yield for each of the Taxable Fixed Income Funds, the Tax-Exempt Fixed Income Funds and the Equity Income Fund is computed by dividing the Fund's net investment income per share for each class earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends will be used in determining the net investment income per share. Income will be computed by totaling the interest earned on all debt obligations, and in the case of the Equity Income Fund, dividends earned on all equity securities, during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield will then be annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus for the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds.



The 30-day yields for the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are as follows:


                                                                             With                     Without
                                                                         Reimbursement             Reimbursement
                                                                     ----------------------    -----------------------
Intermediate Government Fund  -  Institutional Shares.........               5.42%                     5.34%
--------------------------------------------------------------               -----                     -----
Intermediate Government Fund  -  Investor Shares..............               5.17%                     5.05%
--------------------------------------------------------------               -----                     -----
Intermediate Investment Grade Fund  -  Institutional Shares...               5.75%                     5.75%
--------------------------------------------------------------               -----                     -----
Intermediate Investment Grade Fund  -  Investor Shares........               5.48%                     5.48%
--------------------------------------------------------------               -----                     -----
Intermediate New York Tax-Exempt Fund  -  Institutional Shares               3.52%                     3.25%
--------------------------------------------------------------               -----                     -----
Intermediate New York Tax-Exempt Fund  -  Investor Shares.....               3.27%                     3.00%
--------------------------------------------------------------               -----                     -----
Intermediate Tax-Exempt Fund  -  Institutional Shares.........               3.84%                     3.84%
--------------------------------------------------------------               -----                     -----
Intermediate Tax-Exempt Fund  -  Investor Shares..............               3.54%                     3.55%
--------------------------------------------------------------               -----                     -----



Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return of each of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.



The total returns for the Funds are as follows:



                                                                                        Average          Average
                                                                                         Annual           Annual
                                                                                        for the           For the
                                                                                        One-Year        Five-Year
                                                                                         Period           Period
                                                                        Aggregate        Ended             Ended
                                                         Inception        Since       December 31,     December 31,
                                                           Date         Inception         1997             1997
                                                           ----         ---------         ----             ----
                                                         ----------     ----------    -------------    --------------
Intermediate Government Fund  -  Institutional           04/01/97         8.27%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
  Shares..........................................
  ------------------------------------------------
Intermediate Government Fund  -  Investor Shares.        08/10/92        31.82%          7.54%             5.57%
--------------------------------------------------       --------        ------          -----             -----
Intermediate Investment Grade Fund  -                    04/01/97         9.34%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
Institutional Shares.............................
--------------------------------------------------
Intermediate Investment Grade Fund  -  Investor          05/01/97         7.76%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
  Shares..........................................
  ------------------------------------------------
Intermediate New York Tax-Exempt Fund  -
--------------------------------------------------
   Institutional Shares..........................        04/01/97         6.69%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
Intermediate New York Tax-Exempt Fund  -  Investor       08/10/92        29.43%          6.19%             5.05%
--------------------------------------------------       --------        ------          -----             -----
  Shares..........................................
  ------------------------------------------------
Intermediate Tax-Exempt Fund  -  Institutional           04/01/97         6.50%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
  Shares..........................................
  ------------------------------------------------
Intermediate Tax-Exempt Fund  -  Investor Shares.        05/01/97         6.08%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
Equity Income Fund  -  Institutional Shares......        04/01/97        24.73%           N/A               N/A
--------------------------------------------------       --------        ------           ---               ---
Equity Income Fund  -  Investor Shares...........        08/10/92        118.54%         25.85%           15.59%
--------------------------------------------------       --------        -------         ------           ------
Large Cap Growth Fund  -  Institutional Shares...        04/01/97        29.11%           N/A               N/A
--------------------------------------------------       --------        ------           ---               ---
Large Cap Growth Fund  -  Investor Shares........        05/01/97        20.37%           N/A               N/A
--------------------------------------------------       --------        ------           ---               ---
Small Cap Growth Fund  -  Institutional Shares...        04/01/97        27.80%           N/A               N/A
--------------------------------------------------       --------        ------           ---               ---
Small Cap Growth Fund  -  Investor Shares........        05/01/97        27.52%           N/A               N/A
--------------------------------------------------       --------        ------           ---               ---
International Equity Fund  -  Institutional Shares       04/01/97         6.90%           N/A               N/A
--------------------------------------------------       --------         -----           ---               ---
International Equity Fund  -  Investor Shares....        05/01/97         6.60%           N/A               N/A

--------------------------------------------------       --------         -----           ---               ---


General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment adviser as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts)

written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-4BNY-FND (1-800-426-9363).

Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. Each of the Money Market Funds may compare the performance of each class of shares to Money Fund Report, a service of IBC Financial Data, Inc. as well as yield data reported in other national financial publications.

From time to time, the Funds may include general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the investment adviser may offer opinions on current economic conditions.


--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE

Fixed-income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.


Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. For the fiscal years ended December 31, 1995, 1996, and 1997, the portfolio turnover rates for the Intermediate New York Tax-Exempt Fund and the Equity Income Fund were 4%, 22% and 21%; 58%, 58% and 65%, respectively. It is anticipated that the Intermediate New York Tax-Exempt Fund and the Equity Income Fund will continue to have a portfolio turnover rate of less than 100%.



For the period April 1, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover rates for the Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund were 81%, 30%, 37%, 68% and 36%, respectively. It is anticipated that the Intermediate Investment Grade Fund, Intermediate Tax-Exempt Fund, Large Cap Growth Fund, Small Cap Growth Fund and International Equity Fund will continue to have a portfolio turnover rate of less than 100%.



For the fiscal years ended December 31, 1995, 1996, and 1997, the portfolio turnover rates for the Intermediate Government Fund were 48%, 57% and 41%, respectively. It is anticipated that the Intermediate Government Fund will continue to have a portfolio turnover rate of not greater than 200%. The fixed income securities in which the Fund will invest are generally traded at a net price with dealers acting as principal for their own accounts and without brokerage commissions. However, other expenses, such as custodial fees and wire charges may be higher during periods of higher turnover.



Money Market Funds, Taxable Fixed Income Funds and Tax-Exempt Fixed Income Funds. Portfolio transactions for each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds will be undertaken principally to accomplish a Fund's objective in relation to expected movements in the general level of interest rates. Each of the Money Market Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds may engage in short-term trading consistent with their objectives.


Each of the Money Market Funds' policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Money Market Funds make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

Equity Funds. In connection with portfolio transactions for the Equity Funds, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Adviser (and, in the case of the International Equity Fund, the sub-adviser) considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best possible execution. The Adviser will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Equity Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Equity Funds do not reduce their respective fees paid to the Adviser by any amount that might be attributable to the value of such services.


For the fiscal years ended December 31, 1995, 1996, and 1997, the Equity Income Fund paid aggregate broker commissions of $203,878, $129,028 and $481,922, respectively.


Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of any or all of the Equity Funds' portfolio brokerage transactions to affiliates of the Adviser. In order for affiliates of the Adviser to effect any portfolio transactions for the Equity Funds, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor or Adviser or any

"affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor or Adviser when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser or an affiliate of the Adviser is a member, except to the extent permitted by law.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Adviser may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser, in the manner it considers to be most equitable and consistent with the Adviser's fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


--------------------------------------------------------------------------------
DESCRIPTION OF SHARES

BNY Hamilton Funds, Inc. (the "Corporation") is a registered, open-end investment company organized under the laws of the State of Maryland. The Articles of Incorporation of the Corporation currently permit the Corporation to issue 20,000,000,000 shares of common stock, par value $.001 per share, of which shares have been classified as follows:

                                                                                             Number of Shares of
Name of Series and Classes Thereof                                                            Common Allocated
----------------------------------                                                       ----------------------------


BNY Hamilton Money Fund
     -   Hamilton Shares........................................................                       3,000,000,000
     -   Hamilton Premier Shares................................................                       3,000,000,000
     -   Hamilton Classic Shares................................................                       3,000,000,000
BNY Hamilton Treasury Money Fund
     -   Hamilton Shares........................................................                       2,000,000,000
     -   Hamilton Premier Shares................................................                       2,000,000,000
BNY Hamilton Equity Income Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton Large Cap Growth Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton Small Cap Growth Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton International Equity Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000

BNY Hamilton Intermediate Government Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton Intermediate Investment Grade Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton Intermediate New York Tax-Exempt Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
BNY Hamilton Intermediate Tax-Exempt Fund
     -   Institutional Shares...................................................                         200,000,000
     -   Investor Shares........................................................                         200,000,000
Undesignated Common Stock.......................................................                       3,800,000,000

Shares of the Corporation do not have preemptive or conversion rights and are fully paid and nonassessable by the Corporation. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of the Corporation not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

The Corporation, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to the Corporation or its shareholders. The Articles of Incorporation and the Bylaws of the Corporation provide that the Corporation will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with the Corporation. However, nothing in the Articles of Incorporation or the Bylaws of the Corporation protects or indemnifies a Director, officer or employee against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectuses.


No single person beneficially owns 25% or more of the Corporation's voting securities. The following table sets forth the name, address and percentage of ownership of each person who is known by the Registrant to own, of record or beneficially, 5% or more of any class of the Corporation's outstanding equity securities as of March 31, 1998:





Fund                           Of Record                               %      Beneficial Owner                 %
----                           ---------                               -      ----------------                 -
Money                          NONE                                           Duke University                6.00%
                                                                              100 N. Tryon Street            ------
                                                                              Charlotte, NC 28202

Intermediate Government        The Bank of New York                 32.23%    The Bank of New York           42.44%
                               Profit Sharing Plan B                ------    48 Wall Street                 ------
                               48 Wall Street                                 New York, NY  10286
                               New York, NY 10286

                               The Bank of New York                   5.43%
                               Long-Term Disability Plan              -----
                               48 Wall Street
                               New York, NY 10086

Intermediate New York          NONE                                           Robert J. Milano                8.20%
Tax-Exempt                                                                    860 United Nations Plaza        -----
                                                                              New York, NY 10017

Equity Income                  The Bank of New York                  21.29%   The Bank of New York           22.99%
                               Profit Sharing Plan A                 ------   48 Wall Street                 ------
                               48 Wall Street                                 New York, NY 10286
                               New York, NY 10286

Small Cap Growth               The Bank of New York                   7.75%   The Bank of New York            7.75%
                               Profit Sharing Plan A                  -----   48 Wall Street                  -----
                               48 Wall Street                                 New York, NY 10286
                               New York, NY 10286

International Equity           Indosuez Asset Management              5.08%   Indosuez Asset Management       5.08%
                               Nine Rue Louis Murar                   -----   Nine Rue Louis Murar            -----
                               Paris, France                                  Paris, France

Treasury Money                 Ceridian Corp. Tax Filing Trust        5.89%   Ceridian Corp. Tax Filing       5.89%
                               8100 34 Avenue South                   -----   Trust                           -----
                               Minneapolis, MN  55425                         8100 34 Avenue South
                                                                              Minneapolis, MN  55425

                               F W Olin Foundation                   10.36%   F W Olin Foundation            10.36%
                               780 Third Avenue                      ------   780 Third Avenue               ------
                               New York, NY  10017                            New York, NY  10017

The Corporation's officers and directors, taken as a group, own less than 1% of the shares of each of the Funds.



--------------------------------------------------------------------------------
TAXES

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Tax Code generally will be applied to each Fund separately, rather than the Corporation as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.


Each Fund within the Corporation intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.


Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt-interest dividends distributed by either of the Tax-Exempt Fixed Income Funds, as described below) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional
shares. Each of the Equity Funds (other than the International Equity Fund) expects that a portion of these distributions to their respective corporate shareholders will be eligible for the 70% dividends-received deduction. These distributions from all other Funds will not be eligible for the dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 28% if designated as derived from a Fund's capital gains from property held for more than one year and at a maximum rate of 20% if designated as derived from property held for more than eighteen months.



A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 28% in respect of shares held for more than one year and at a maximum rate of 20% in respect of shares held for more than eighteen months. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Any such loss may be disallowed in the case of either of the Tax-Exempt Fixed Income Funds. See "Tax-Exempt Fixed Income Funds" below. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.



Prospective investors in any of the Equity Funds, the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds should be aware that distributions of net investment income or net long-term capital gains from these Funds will have the effect of reducing the net asset value of each class of each Funds' shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in these Funds just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.


Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.


Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities.


Certain options, futures and foreign currency contracts held by a Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.


The International Equity Fund will, and the Equity Income Fund, the Large
Cap Growth Fund and the Small Cap Growth Fund may, invest in equity securities of foreign issuers. If these Funds purchase shares in certain foreign investment companies, known as "passive foreign investment companies", they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by a Fund to its respective shareholders. In addition, certain interest charges may be imposed on the Equity Funds or its respective shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Equity Funds would be required each year to include in its income and distribute to shareholders a pro rata portion of the foreign investment company's income, whether or not distributed to the Fund. For taxable years beginning after 1997, the Equity Funds will be permitted to "mark-to-market" any marketable stock held by a Fund in a passive foreign investment company. If a Fund made such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The investor would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.



It is expected that the Money Fund, the Equity Income Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the International Equity Fund and the Intermediate Investment Grade Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. The International Equity Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rate share of the Fund's foreign income taxes. In addition, effective for dividends paid after September 5, 1997, shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.


Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.


Tax-Exempt Fixed Income Funds. Both of the Tax-Exempt Fixed Income Funds intend to qualify to pay exempt-interest dividends to its respective shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by such Tax-Exempt Fixed Income Fund that consists of interest received by the Fund on tax-exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from such Tax-Exempt Fixed Income Fund. In view of each Tax-Exempt Fixed Income Fund's investment policies, it is expected that substantially all dividends will be exempt-interest dividends, although each Tax-Exempt Fixed Income Fund may from time to time realize and distribute net short-term capital gains or other minor amounts of taxable income.



Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of either Tax-Exempt Fixed Income Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder. Any loss incurred on the sale or redemption of either Fund's shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.



Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Tax Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Tax-Exempt Fixed Income Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders. The Tax-Exempt Fixed Income Funds are permitted to invest up to 20% of their respective assets in private activity bonds the interest from which is a preference item for purposes of alternative minimum tax. Moreover, exempt-interest dividends paid to a corporate shareholder by a Tax-Exempt Fixed Income Fund (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income,
(ii) in calculating the environmental tax equal to .12% of a corporation's modified alternative taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations.



Holders of shares of either class of either Tax-Exempt Fixed Income Fund who are subject to New York State and New York City personal income taxes on dividends will not be subject to such tax on distributions from the respective Tax-Exempt Fixed Income Fund to the extent that the distributions qualify as exempt-interest dividends and represent income attributable to federally tax-exempt obligations of the State of New York and its subdivisions, agencies and instrumentalities (as well as certain other federally tax-exempt obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of Puerto Rico). To the extent that distributions from either class of either Tax-Exempt Fixed Income Fund are derived from other income, including long- and short-term capital gains and income from securities lending, such distributions will not be exempt from New York State or New York City personal income taxes.



Distributions from either Tax-Exempt Fixed Income Fund are not excluded in determining New York State or City franchise taxes on corporations and financial institutions.



Annual statements as to the portion of distributions of both Tax-Exempt Fixed Income Funds that is attributable to interest that is exempt from federal income tax and, in the case of the Intermediate New York Tax-Exempt Fund, New York State and City personal income tax will be provided to shareholders shortly after the end of the taxable year.


--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS RELATING TO INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting the Intermediate New York Tax-Exempt Fund. It does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers and, with respect to information about credit ratings, from newspaper reports.


Economic Outlook



New York (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.



The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. The state financial plan is based upon forecasts of national and State economic activity. Economic forecasts have at times failed to predict precisely the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.



The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with approximately 14 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 300,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.



At the national level, although the current projection is for a faster annual growth rate for 1998 as a whole and slower annual growth for 1999, growth in both years is still expected to be substantially slower than it was during 1997. Projections for Real Gross Domestic Product ("GDP") growth of 2.6 percent in 1998, is more than a full percentage point lower than the estimated 1997 growth rate. In 1999, real GDP growth is expected to fall even further to 2.0 percent. The growth of nominal GDP is projected to decline from 5.8 percent in 1997 to 4.8 percent in 1998 and
4.3 percent in 1999. The inflation rate is expected to drop to 2.2 percent in 1998 before rising to 2.5 percent in 1999. The annual rate of job growth is expected to be 2.3 percent in 1998, equaling the strong growth rate experienced in 1997. In 1999, however, employment growth is forecast to slow markedly to 1.3 percent. Growth in personal income and wages is expected to slow in 1998 and again in 1999.



At the State level, moderate growth is projected to continue in 1998 and 1999 for employment, wages, and personal income, although the growth rates will lessen gradually during the course of the two years. Personal income is estimated to grow by 5.4 percent in 1997, fueled in part by a continued large increase in financial sector bonus payments, and is projected to grow 4.7 percent in 1998 and 4.4 percent in 1999. Increases in bonus payments at year-end 1998 are projected to be modest, a substantial change from the rate of increase of the last few years. Overall employment growth is expected to continue at a modest rate, reflecting the slowing growth in the national economy, continued spending restraint in government, and restructuring in the health care, social service, and banking sectors.


Current Fiscal Year


Overview

The State's current fiscal year commenced on April 1, 1997, and ends on March 31, 1998, and is referred to herein as the State's 1997-98 fiscal year. The State's budget for the 1997-98 fiscal year was adopted by the Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature , as well as actual results for the first quarter of the current fiscal year. The State is required to issue three quarterly modifications to the State Financial Plan in July, October, and January.



The adopted 1997-98 budget projects that General Fund disbursements will increase by $565 million over the Mid-Year Update projection of $1.7 billion or 5.2 percent over 1996-97 levels. The average annual growth rate over the last three fiscal years is approximately 1.2 percent. State Funds disbursements (excluding federal grants) are projected to increase by 5.4 percent from the 1996-97 fiscal year.




The 1997-98 State Financial Plan continues to be balanced on a cash basis. The Financial Plan projections include a reserve (from the General
Fund) for future needs of $1.83 billion, an increase of $1.3 billion over the surplus estimate of $530 million in the Mid-Year Update. As compared to the Governor's Executive Budget as amended in February 1997, the State's adopted budget for 1997-98 increases General Fund spending by $2.3 billion, primarily from increases for local assistance ($1.3 billion) and one-time disbursements that pre-pay expenditures previously scheduled for 1998-99 ($561 million). Resources used to fund these additional expenditures include increased revenues projected for the 1997-98 fiscal year, increased resources produced in the 1996-97 fiscal year that will be utilized in 1997-98, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources. Total non-recurring resources included in the 1997-98 Financial Plan are projected by the Division of Budget (the "DOB") to be $270 million, or
0.7 percent of total General Fund receipts.



The 1997-98 Financial Plan also includes a projected balance of $332 million in the Tax Stabilization Reserve Fund and a projected $65 million balance in the Contingency Reserve Fund.



The 1997-98 adopted budget includes multi-year tax reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. These reductions are intended to reduce the overall level of State and local taxes in New York and to improve the State's competitive position vis-a-vis other states. The various elements of the State and local tax and assessment reductions have little or no impact on the 1997-98 Financial Plan, and do not begin to materially affect the out-year projections until the State's 1999-2000 fiscal year. The adopted 1997-98 budget also makes significant investments in education, and proposes a new $2.4 billion general obligation bond proposal for school facilities submitted to the voters in November 1997, however the voters rejected the proposal.



The projections do not include any subsequent actions that the Governor may take to exercise his line-item veto (or vetoing any companion legislation) before signing the 1997-98 budget appropriation bills into law. Under the Constitution, the Governor may veto any additions to the Executive Budget within 10 days after the submission of appropriation bills for his approval. If the Governor were to take such action, the resulting impact on the Financial Plan would be positive.



The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Project Funds, and the Debt Service Funds. This fund structure adheres to accounting standards of the Governmental Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1997-98 fiscal year, the General Fund is expected to account for approximately 48 percent of total Governmental Funds disbursements and 71 percent of total State Funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.


General Fund Receipts


Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year are projected to be $35.2 billion, an increase of $2.2 billion or roughly 7 percent from the $33.04 billion recorded in the 1996-97 fiscal year. This total includes $31.63 billion in tax receipts and $3.57 billion in miscellaneous receipts and transfers from other funds. The projected $2.2 billion increase in receipts exaggerates the underlying year-to-year growth in State tax revenues. This increase is largely the result of actions undertaken by the State to utilize the $1.4 billion 1996-97 budget surplus reported by DOB to finance costs in the State's 1997-98 fiscal year. This transaction reduced reported receipts in the 1996-97 fiscal year and increased projected receipts in the State's 1997-98 fiscal year. Conversely, the incremental costs of tax reductions newly effective in 1997-98 and the impact of new earmarking statutes which divert receipts from the General Fund to other funds work to depress apparent growth below the underlying growth in the receipts base attributable to expansion of the State's economy.



In order to make the surplus available to help finance 1998-99 requirements, the State plans to accelerate $1.18 billion in income tax refund payments into 1997-98, or provide reserves for such payments. The balance in the refund reserve on March 31, 1998 is projected to be $1.647 billion, including $521 million as a result of the Local Government Assistance Corporation (the "LGAC"). This acceleration decreases reported personal income receipts by $1.18 billion in 1997-98, while increasing available personal income receipts in 1998-99, as these refunds will no longer be a charge against current revenues in

1998-99. As a result, projections of available receipts in 1997-98 have been increased by only $103 million from the Mid-Year Update.



Personal income tax is imposed on the income of individuals, estates and trusts and is based on federal definitions of income and deductions with certain modifications. In 1995, the State enacted a tax-reduction program designed to reduce receipts from the personal income tax by 20 percent over three years. The maximum rate was reduced from the 7.875 percent rate in effect in taxable year 1994 to 6.85 percent for taxable year 1997 and thereafter. For the 1997-98 fiscal year, this tax-reduction program is estimated to reduce receipts by approximately $4 billion, compared to what tax receipts would have been under the pre-1995 rate structure. On a current law basis, 1997 income tax liability is expected to fall slightly, reflecting the tax cut. On a constant law basis, liability growth during taxable year 1997 would be between 6 and 7 percent.



Net personal income tax collections for 1997-98 are projected at $18.50 billion or $363 million less than projected in October 1997, but $2.1 billion above 1996-97 collections. Virtually all of the projected annual growth in this category, however, is provided by tax refund and refund reserve transactions which affect reported receipts levels in the 1995-96 through 1997-98 fiscal years. Without these transactions between years, income tax receipts in 1997-98 would be virtually flat.



User taxes and fees are comprised of three-quarters of the State four percent sales and use tax (the balance, one percent, flows to support LGAC debt service requirements), cigarette, alcoholic beverage container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees.



Receipts from user taxes and fees in 1997-98 are projected at $7.06 billion, as compared to $6.8 billion in 1996-97, and reflect a projected loss of $20 million in sales tax receipts from an additional week of sales tax exemption for clothing and footwear costing less than $500, which was authorized and implemented in January 1998. The sales tax component of this category accounts for all of the projected 1997-98 growth in this category, as receipts for all other sources are projected to decline by $3 million. The yield of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These declines in the 1997-98 fiscal year are projected to be offset by an increase in anticipated motor vehicle fees arising, in large part, from legislative actions that raise additional receipts from this source.



Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there will be no surcharge liability for taxable periods ending in 1997 and thereafter.

Total business tax collections in 1997-98 are projected at $4.98 billion, $95 million less than received in the prior fiscal year. The year-over-year decline in projected receipts in this category is a function of both statutory changes between the two years -- 1997 is the first "surcharge free" taxable period in this decade --and a number of essentially one-time transactions that increased receipts in the base year, including unusually large audit receipts under the bank tax.



Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer to certain real estate (this tax was repealed in 1996), a pari-mutuel tax and other minor levies. This is the first fiscal year that real estate transfer tax receipts have been diverted from the General Fund to the Clean Water/Clean Air Fund to provide debt service coverage for general obligation bonds.



Total receipts from this category in the State's 1997-98 fiscal year are projected to increase by $4 million from the 1996-97 level and total 1.09 billion for the fiscal year. This figure masks the significant increase in estate tax collections during the first four months of the fiscal year and results largely from the dedication of the proceeds of the real estate transfer tax to meet debt service obligations on the new Clean Water/Clean Air bond act and from the full-year impact of the repeal of the real property gains tax.



Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. Miscellaneous receipts and transfers from other funds are projected to reach $3.57 billion for the fiscal year.


General Fund Disbursements


General Fund disbursements and transfers to capital, debt service and other funds are projected at $35.17 billion, an increase of $2.3 billion (6.5 percent) from 1996-97 fiscal year levels. Over the last two years, spending growth for most State agencies and programs has been negative or flat, producing an overall decline in General Fund spending during that period. The 1997-98 adopted budget reflects negotiated increases for State employee salaries, increased transfers for debt service, and other mandated increases, as well as increased investments in school aid, higher education, mental health, and public protection. The Governor is proposing legislation to use a portion of the current year surplus to transfer $425 million to pay for capital projects authorized under the Community Enhancement Facilities Assistance Program ("CEFAP") that were previously planned to be financed with bond proceeds in 1998-99 and thereafter, and $136 million in costs for an additional Medicaid payment originally scheduled for 1998-99.



Grants to local governments is the largest category of General Fund disbursements, and accounts for approximately 68 percent of overall
General Fund spending. Disbursements from this category are projected to total $23.70 billion in the 1997-98 State Financial Plan, an increase of $820 million (3.6 percent) from 1996-97 levels. This includes $11.64 billion in aid for elementary, secondary, and higher education, accounting for 49 cents of every dollar spent in this category. On a school year basis, school aid increases by $750 million, including formula-based elementary and secondary education aid increases of $650 million.



General Fund payments for Medicaid are projected to be $5.34 billion, virtually unchanged from the level of $5.38 billion in 1996-97, due primarily to continuation of cost containment measures enacted in 1995-96 and 1996-97, new reforms included in the 1997-98 adopted budget and forecasts for slower underlying growth. Other social service spending is forecast to increase by only $40 million or $3.08 billion in 1997-98. This slow growth stems from continued State efforts to reduce welfare fraud, declining caseloads, and changes produced by federal welfare legislation enacted in 1996.




Remaining disbursements primarily support community based mental hygiene programs, community and public health programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid is projected at $802 million, an increase of approximately $54 million from 1996-97.



State operations spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University system ("SUNY"), the Legislature, and the court system. Personal service costs account for approximately 71 percent of this category . Disbursements for State operations are projected at $6.22 billion, an increase of $441 million or 7.6 percent over 1996-97 fiscal year. About $200 million of this increase results from approved collective bargaining agreements and the impact of binding arbitration settlements. Other major increases include growth in SUNY operations, increase mental hygiene costs resulting from increased assessments on State-operated programs, public protection agency spending, which is increasing to reflect the impact of sentencing reforms and prison expansion, and higher spending by the Judiciary and Legislature.


General State charges primarily reflect the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance, and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes, and payments of judgments against the State or its public officers.


Disbursements in this category are projected to total $3 billion in the 1997-98 State Financial Plan. Pension costs are projected to grow moderately year over year, while most of the projected growth in fixed costs is related to increased payments to localities for State-owned lands. These increases are fully offset by continued savings from health care and worker's compensation reforms, which account for most of the cost containment savings in this area.

Debt service paid from the General Fund for 1997-98 reflects only the $11 million interest cost of the State's commercial paper program. This is approximately the same level as last year, reflecting projections for stable interest rates for the balance of the fiscal year. The State's annual TRAN borrowing has been eliminated.




Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital project spending and debt service on long-term bonds, where these costs are not funded from other sources. Transfers to other funds for debt service are projected at $2.03 billion in 1997-98, an increase of $459 million. This reflects the increased debt service impact of prior year bond sales, the reclassification of City University ("CUNY") debt service costs that had been previously included in grants to local governments, and the inclusion of costs associated with the 1996-97 bonding of previous pension liabilities at lower interest rates. This action has the effect of adding $159 million in costs that would have otherwise been included with general State charges. Transfers for capital projects provide General Fund support for projects not otherwise financed through bond proceeds, dedicated taxes and other revenues and federal grants. These transfers are projected at $209 million for 1997-98, an increase of $71 million. The 1997-98 State Financial Plan also includes $299 million for subsidies or transfers to other State funds, a decrease of $30 million from last year's level.



General Fund Balance



The 1997-98 General Fund opening fund balance of $433 million includes $317 million on deposit in the Tax Stabilization Reserve Fund ("TSRF"), available for use in the event of an unanticipated General Fund deficit, $41 million on deposit in the Contingency Reserve Fund ("CRF") available for potential litigation costs against the State, and a $75 million balance in the Community Projects Fund. The General Fund closing balance is projected to be $465 million at the end of 1997-98, a decline of $462 million from the Mid-Year Update. The decline reflects the application of the $530 million undersigned reserve plus additional surplus monies projected in the January Update to pay for certain one-time costs in the State's Financial Plan. The effect of this action is to help lower the State's projected disbursements in 1998-98. The remaining General Fund closing balance will be held in two funds, the TSRF and CRF. The TSRF is projected to have $400 million on deposit at the close of the fiscal year, following a required deposit of $15 million and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF is projected to have a closing balance of $65 million, following an earlier planned deposit of $24 million in 1997-98.


Special Revenue Funds


Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise approximately 42 percent of total government funds receipts in the 1997-98 fiscal year, three-quarters of that activity relates to federally-funded programs. Projected Special

Revenue Funds receipts total $28.22 billion, an increase of $2.51 billion (9.7 percent) over the prior year. Projected disbursements in this fund type total $28.45 billion, an increase of $2.43 billion (9.3 percent) over 1996-97 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $21.19 billion in the 1997-98 fiscal year. Remaining projected spending of $7.26 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.



Capital  Project Funds



Capital Projects Funds account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1997-98 fiscal year, activity in these funds is expected to comprise 5 percent of total governmental receipts.



Total receipts in Capital Projects Funds are projected at $3.30 billion. Bond and note proceeds are expected to provide $605 million in other financing sources. Disbursements from this fund type are projected to be $3.70 billion, an increase of $154 million (4.3 percent) over prior-year levels. The Dedicated Highway and Bridge Trust Fund is the single largest dedicated fund, comprising an estimated $982 million (27 percent) of the activity in this fund type. Total spending for capital projects will be financed through a combination of sources: federal grants (29 percent), public authority bond proceeds (31 percent), general obligation bond proceeds (15 percent), and pay-as-you-go revenues (25 percent).


Debt Service Funds



Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type is expected to comprise 4 percent of total governmental fund receipts and 4.7 percent of total government disbursements in the 1997-98 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund and Special Revenue Funds, pursuant to law.



The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax receipts transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1997-98 fiscal year, total disbursements in Debt Service Funds are projected at $3.17 billion, an increase of $641 million or 25.3 percent, most of which is explained by increases in General Fund transfers. The projected transfer from the General Fund of $2.03 billion is expected to finance 65 percent of these payments.

The remaining payments are expected to be financed by pledged revenues, including $2.03 billion in taxes and $601 million in dedicated fees and other miscellaneous receipts. After required impoundment for debt service, $3.77 billion is expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer -- $1.86 billion -- is made to the Special Revenue fund type in support of operations of the mental hygiene agencies. Another $1.47 billion in excess sales taxes is expected to be transferred to the General Fund, following payment of projected debt service on LGAC bonds.



Out- Year Projections of Receipts and Disbursements



Overview



The State closed projected budget gaps of $5.0 billion , $3.9 billion, and $2.3 billion for the 1995-96 through 1997-98 fiscal years, respectively. The 1998-99 budget gap was projected at $1.68 billion (before the application of any assumed efficiencies) in the out-year projections submitted to the Legislature in February 1997. As a result of changes made in the adopted budget, the 1998-99 gap is now expected to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The expected gap is smaller than the three previous budget gaps closed by the State. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. The Executive Budget projects budget gaps of approximately $1.75 billion in 1999-2000, growing to $3.75 billion in 2000-01.



The receipt projections reflect constant law income tax liability growth of approximately 5.3 percent annually and sales tax growth averaging slightly less than 5 percent over the 1999-2001 period. Constant law business tax liability is projected to rise slowly over the two years.



The revised expectations for the 1998-99 fiscal year reflect the loss of $1.4 billion in surplus resources from 1996-97 operations that are being utilized to finance current year spending, and an incremental effect of approximately $300 million in legislated State and local tax reductions in the out-years. Other factors include the annualized costs of certain program increases in the 1997-98 adopted budget, most of which are subject to annual appropriation.



Certain actions taken in the State's 1997-98 fiscal year, such as Medicaid and welfare reforms, are expected to provide recurring savings in future fiscal years. Continued controls on State agency spending will also provide recurring savings. The availability of $530 million in reserves created as a part of the 1997-98 adopted budget and included in the Financial Plan is expected to benefit the 1998-99 fiscal year.
Sustained growth in the State's economy and continued declines in welfare caseload and health care costs would also produce additional savings in the 1998-99 Financial Plan. Finally, various federal actions, including the potential beneficial effect on State tax receipts from changes to the federal tax treatment of capital gains, could potentially provide significant benefits to the State over the next several years.



The Governor is required by law to propose a balanced budget each year. In order to address any potential remaining budget gap, the Governor is expected to make additional proposals to bring receipts in line with disbursements.




Projected General Fund Receipts



The 1998-99 Financial Plan projects General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion over the estimated 1997-98 level. Recurring growth in the State General Fund tax base is projected to be approximately six percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or currently estimated for 1997-98, but roughly equivalent to the rate for 1995-96.



The forecast of General Fund receipts in 1998-99 incorporates several Executive Budget tax proposals that, if enacted, would further reduce receipts otherwise available to the General Fund by approximately $700 million during 1998-99. The Executive Budget proposes accelerating school tax relief for senior citizens under the School Tax Assistance Program ("STAR"), which is projected to reduce General Fund receipts by $537 million in 1998-99. The proposed reduction supplements STAR tax reductions already scheduled in law, which are projected at $187 million in 1998-99. The Budget also proposes several new tax-cut initiatives and other funding changes that are projected to further reduce receipts available to the General Fund by over $200 million.



Personal income tax collections in the General Fund are projected to increase by $1.32 billion over 1997-98, from $18.5 billion to $19.82 billion. In addition to the General Fund receipts, approximately $724 million in personal income tax collections will be deposited in special revenue funds to finance STAR. User tax collections and fee receipts are projected to reach $7.2 billion in 1998-99, an increase of $144 million over the current year. Collections for corporation and utility taxes and the petroleum business tax are projected to fall by $107 million from 1997-98. The decline in receipts in these categories is partially offset by growth in the corporation franchise, insurance and bank taxes, which are projected to grow by $88 million over the current fiscal year. Receipts from other taxes, which include taxes on estate and gifts, real property gains, and pari-mutuel wagering, are projected to total $1.01 billion in 1998-99, a decline of $78 million from the current year. Miscellaneous receipts, which include license revenues, fee and fine income, investment income and abandoned property proceeds, as well as the yield of the largest share of the State's medical provider assessments, are projected to fall from $1.57 billion in the current year to $1.4 billion in 1998-99, a decline of $170 million. LGAC transfers to the General Fund are projected to increase by $72 million to $1.55 billion in 1998-99, consistent with estimates for sales and use receipts. All other transfers are projected to decrease by $250 million to $270 million in 1998-99. These reflect nearly $200 million in nonrecurring federal reimbursements that will be unavailable in 1998-99 and thereafter.

Projected General Fund Disbursements



The 1998-99 Financial Plan projects General Fund disbursements of $36.18 billion, an increase of $1.02 billion over projected spending for the current year. Disbursements in the category of Grants to Local Governments are projected to increase by $931 million to $24.55 billion in 1998-99, or 3.9 percent above 1997-98. School aid is projected at $9.47 billion in 1998-99, an increase of $607 million on a State fiscal year basis. Medicaid costs are estimated to increase $212 million to $5.68 billion, about the same spending level as in 1994-95. Support for State operations is projected to increase by $524 million to $6.73 billion, or 8.4 percent higher than 1997-98. Total spending in General State charges is projected to decline slightly from 1997-98 to $2.23 billion. Transfers in support of debt service are projected to grow at
5.8 percent in 1998-99, from $2.03 billion to $2.15 billion. Transfers in support of capital projects for 1998-99 are estimated to total $190 million, a decrease of $453 million from 1997-98. All other transfers reflect remaining transfers from the General Fund to other funds. These transfers decline by $68 million to $323 million in 1998-99.



Projected General Fund Closing Balance



The State projects a General Fund closing balance of $500 million for 1998-99. The TSRF is projected to have a balance of $400 million (the same as 1997-98) and the CRF a balance of $100 million, following a planned $35 million deposit to the CRF in 1998-99.



Projected Special Revenue Funds



For 1998-99, the Financial Plan projects disbursements of $30.16 billion from Special Revenue Funds ("SRFs"), an increase of $2.32 billion or 8.3 percent over 1997-98. Disbursements in State SRFs are projected at $8.29 billion, an increase of $1.09 billion or 15.2 percent from 1997-98. Disbursements from federal funds, which account for approximately three-quarters of all SRF spending, are estimated at $21.87 billion in 1998-99, an increase of $1.22 billion or 5.9 percent from 1997-98.




Projected Capital Projects Funds



Disbursements from Capital Projects funds in 1998-99 are estimated at $4.82 billion, or $1.07 billion higher than 1997-98. The proposed spending plan includes: $2.51 billion in disbursements for transportation purposes, including the State and local highway and bridge program; $815 million for environmental activities; $379 million for correctional services; $228 million for SUNY and CUNY; $290 million for mental hygiene projects; and $375 million for CEFAP.



Projected Debt Service Funds

Disbursements from Debt Service Funds are estimated at $3.39 billion in 1998-99, an increase of $281 million in debt service costs projected for 1997-98. The increase in debt service is primarily attributable to bonds previously issued in support of the following: $107 million for transportation purposes in the State and local highway and bridge programs financed by the Dedicated Highway and Bridge Trust Fund; $26 million for the mental hygiene programs financed through the Mental Health Services Fund; $34 million for the environment; $37 million for public protection purposes; and $43 million for CUNY senior and community college debt service formerly classified as local assistance in the General Fund. Debt service for LGAC bonds is projected at $345 million, an increase of $15 million from 1997-98.



Projected Cash Flow



The projected 1998-99 General Fund cash flow will not depend on either short-term spring borrowing or the issuance of LGAC bonds. The new-money bond issuance portion of the LGAC program was completed in 1995-96, and provisions prohibiting the State from returning to a reliance upon cash flow manipulation to balance its budget will remain in bond covenants until the LGAC bonds are retired.



The 1998-99 cash flow projects substantial closing balances in each quarter of the fiscal year, with excesses in receipts over disbursements in every quarter of the fiscal year and no monthly balance (prior to March) lower than $1.5 billion. The closing fund balance is projected at

$500 million.



Prior Fiscal Years



New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. Through fiscal year 1995, the State recorded balanced budgets on a cash basis, with substantial fund balances in each year as described below.



1996-97 Fiscal Year



The State ended its 1996-97 fiscal year on March 31, 1997, in balance on a cash basis, with a 1996-97 General Fund cash surplus of approximately $1.4 billion. The cash surplus was derived primarily from higher-than-expected revenues and lower-than-expected spending for social services programs. Of the cash surplus amount, $1.05 billion was previously budgeted by the Governor in his Executive Budget to finance the 1997-98 Financial Plan, and the additional $373 million is available for use in financing the 1997-98 State Financial Plan when enacted by the State Legislature.

Disbursements in Governmental Funds for the 1996-97 fiscal year totaled $62.95 billion, $3 billion lower than projected at the beginning of the fiscal year. Much of this variance was due to the uncertainty surrounding federal action on entitlement spending at the beginning of the fiscal year. Total unadjusted Governmental Funds spending decreased $278 million or 0.4 percent below the 1995-96 fiscal year.


1995-96 Fiscal Year


The State ended its 1995-96 fiscal year on March 31, 1996, with a General Fund cash surplus, as reported by DOB, of $445 million. Of that amount, $65 million was deposited into the TSRF, and $380 million was used to reduce 1996-97 Financial Plan liabilities.




The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The closing fund balance included $237 million on deposit in the TSRF. In addition, $41 million was on deposit in the CRF. The remaining $9 million reflected amounts then on deposit in the Revenue Accumulation Fund. The General Fund closing balance does not include $678 million in the tax refund reserve account of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1996.



1994-95 Fiscal Year



The State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF. The opening fund balance in State fiscal year 1994-1995 was $265 million.



Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million. Business taxes fell short by $373 million. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these statements had no impact on balance in the General Fund.


Certain Litigation


The legal proceedings noted below involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter.



Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) certain aspects of New York's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services, and the eligibility for and nature of home care services; (iii) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of the laws of 1992, which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9%; (iv) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (v) a plaintiff seeking reimbursement for certain Costs arising out of the provision of preschool services and programs for children with handicapping conditions; (vi) a case challenging the shelter allowance granted to recipients of public assistance as insufficient for proper housing; (vii) a challenge to the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation; and (viii) a case calling for the enforcement of the provisions of Articles 12-A, 20 and 28 as applicable to taxation on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations. In addition, aspects of petroleum business taxes are the subject of administrative claims and litigation.


The City of New York


The fiscal health of the State may be affected by the fiscal health of New York City ("the City"), which continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.



The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards. The City's financial plans are usually prepared quarterly, and the annual financial report for its most recent completed fiscal year is prepared at the end of October of each year. For current information on the City's four-year financial plan and its most recent financial disclosure, contact the Office of the Comptroller, Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention: Deputy Comptroller, Finance.



In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established NYC MAC to provide financing assistance to the

City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met and suspended certain Control Board powers, upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets, the Control Board is required by law to reimpose a Control Period.

Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.



Implementation of the Financial Plan is also dependent upon the ability of the City and certain Covered Organizations to market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs.


Other Localities


Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1997-98 fiscal year.


Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.


Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.



Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, aid that was largely continued in 1997.



Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State other than New York City was approximately
$19.0 billion. A small portion (approximately $102.3 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.



From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends would adversely affect localities and require increasing State assistance in the future.


Authorities


The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. As of September 30, 1996, there were 17 public authorities that had aggregate outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public Authorities was $75.4 billion, only a portion of which constitutes State-supported or State-related debt. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.



The Metropolitan Transit Authority (the "MTA"), which receives the bulk of the appropriated moneys from the State, oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended, and will continue to depend, for operating support upon a system of State, local government and TBTA support, and, to the extent available, federal operating assistance, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Since 1980, the State has enacted several taxes -- including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax -- that provide revenue for mass transit purposes, including assistance to the MTA. Since 1987 State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1997- 98 State fiscal year, total State assistance to the MTA is estimated at approximately $1.09 billion, an increase of $76 million over the 1996-97 fiscal year.



State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board ("CPRB") approved the 1995-99 Capital Program , which supersedes the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.



There can be no assurance that all the necessary governmental actions for the 1995-99 Capital Program or future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectuses, the term "majority of a Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Funds and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Funds' Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained in the Prospectuses and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Funds or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS



The following financial information is hereby incorporated by reference to the indicated pages of the Funds' Annual Report to shareholders dated December 31, 1997.



QUESTIONS & ANSWERS                       Page         1      BNY HAMILTON INTERMEDIATE
                                                                INVESTMENT GRADE FUND
BNY HAMILTON EQUITY INCOME FUND                                  Schedule of Investments.......      Page         57
   Schedule of Investments.......                     21         Statement of Assets and
                                                                 Liabilities...................                   61
   Statement of Assets and                                       Statement of Operations.......                   61
   Liabilities...................                     26
   Statement of Operations.......                     26         Statement of Changes in Net
                                                                 Assets........................                   62
   Statements of Changes in Net                                  Financial Highlights..........                   63
   Assets........................                     27
   Financial Highlights..........                     28
                                                              BNY HAMILTON INTERMEDIATE NEW
BNY HAMILTON LARGE CAP GROWTH                                   YORK TAX-EXEMPT FUND
   FUND                                                          Schedule of Investments.......                   64
   Schedule of Investments.......                     29         Statement of Assets and
                                                                 Liabilities...................                   69
   Statement of Assets and                                       Statement of Operations.......                   69
   Liabilities...................                     32
   Statement of Operations.......                     32         Statements of Changes in Net
                                                                 Assets........................                   70
   Statement of Changes in Net Assets                 33         Financial Highlights..........                   71
   Financial Highlights..........                     34
                                                              BNY HAMILTON INTERMEDIATE TAX-
BNY HAMILTON SMALL CAP GROWTH                                   EXEMPT FUND
   FUND                                                          Schedule of Investments.......                   72

   Schedule of Investments.......                     35         Diversification by State......                   81
   Statement of Assets and                                       Statement of Assets and
   Liabilities...................                     38         Liabilities...................                   82
   Statement of Operations.......                     38         Statement of Operations.......                   82

   Statement of Changes in Net Assets                 39         Statement of Changes in Net
                                                                 Assets........................                   83
   Financial Highlights..........                     40         Financial Highlights..........                   84

BNY HAMILTON INTERNATIONAL EQUITY                             BNY HAMILTON MONEY FUND
   FUND                                                          Schedule of Investments.......                   85
   Schedule of Investments.......                     41         Statement of Assets and
                                                                 Liabilities...................                   94
   Industry Diversification......                     46         Statement of Operations.......                   94
   Statement of Assets and                                       Statements of Changes in Net
   Liabilities...................                     47         Assets........................                   95
   Statement of Operations.......                     47         Financial Highlights..........                   96
   Statement of Changes in Net Assets                 48
   Financial Highlights..........                     49      BNY HAMILTON TREASURY MONEY
                                                                FUND
BNY HAMILTON INTERMEDIATE                                        Schedule of Investments.......                   99
   GOVERNMENT FUND                                               Statement of Assets and
                                                                 Liabilities...................                  101
   Schedule of Investments.......                     50         Statement of Operations.......                  101
   Statement of Assets and                                       Statement of Changes in Net
   Liabilities...................                     54         Assets........................                  102
   Statement of Operations.......                     54         Financial Highlights..........                  103
   Statements of Changes in Net
   Assets........................                     55
   Financial Highlights..........                     56      NOTES TO FINANCIAL STATEMENTS....                  104

                                                              REPORT OF INDEPENDENT AUDITORS...                  113

                                                              FEDERAL INCOME TAX INFORMATION...                  114

                                                              DIRECTORS AND OFFICERS...........                  116

                                APPENDIX A

                     Description of Security Ratings


S&P
Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S
Corporate and Municipal Bonds

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa          Bonds that are rated Baa are considered as medium grade

             obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                 -   Leading market positions in well established industries.
                 -   High rates of return on funds employed.
                 - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                 - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 - Well established access to a range of financial markets and assured sources of alternate liquidity.


Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                PART C

                          OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

           (a)    Financial Statements:

                  The Financial Statements filed as part of this Registration Statement are as follows:


                  Audited Financial Statements of BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund as of December 31, 1997


                  -   Schedule of Investments
                  -   Statement of Assets and Liabilities
                  -   Statement of Operations
                  -   Statements of Changes in Net Assets
                  -   Financial Highlights
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors

           (b)    Exhibits:



                      Exhibit Number                                     Description
                       (1)      (a)      Articles of Incorporation of Registrant.*
                                (b)      Articles of Amendment, dated June 29, 1992.*
                                (c)      Articles of Supplementary, dated June 29, 1994.*
                                (d)      Articles of Supplementary, dated August 15, 1995.*
                                (e)      Articles of Amendment, dated January 22, 1997*
                                (f)      Articles Supplementary, dated January 22, 1997.*

                       (2)               Bylaws of Registrant.*

                       (3)               Not Applicable.

                       (4)      (a)      Form of Specimen  stock  certificate of common stock of BNY Hamilton Money

                                         Fund.*
                                (b)      Form  of  Specimen  stock  certificate  of  common  stock  of BNY  Hamilton
                                         Intermediate Government Fund.*
                                (c)      Form of specimen stock certificate of common stock of BNY Hamilton
                                         Intermediate New York Tax-Exempt Fund.*
                                (d)      Form of specimen stock certificate of common stock of BNY Hamilton Equity
                                         Income Fund.*

                       (5)      (a)      Investment  Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
                                (b)      Investment Advisory Agreement between BNY Hamilton Intermediate  Government
                                         Fund and The Bank of New York.*
                                (c)      Investment  Advisory  Agreement between BNY Hamilton  Intermediate New York
                                         Tax-Exempt Fund and The Bank of New York.*
                                (d)      Investment  Advisory  Agreement between BNY Hamilton Equity Income Fund and
                                         The Bank of New York.*
                                (e)      Investment  Advisory Agreement between BNY Hamilton Treasury Money Fund and
                                         The Bank of New York.*
                                (f)      Investment  Advisory  Agreement  between BNY Hamilton Large Cap Growth Fund and The Bank of New York.*
                                (g)      Investment  Advisory  Agreement  between BNY Hamilton Small Cap Growth Fund and The Bank of New York.*
                                (h)      Investment  Advisory  Agreement between BNY Hamilton  International  Equity
                                         Fund and The Bank of New York.*
                                (i)      Investment Advisory Agreement between BNY Hamilton Intermediate  Investment
                                         Grade Fund and The Bank of New York.*
                                (j)      Investment Advisory Agreement between BNY Hamilton Intermediate  Tax-Exempt
                                         Fund and The Bank of New York.*
                                (k)      Sub-advisory  agreement between BNY Hamilton  International Equity Fund and
                                         Indosuez Asset Management.*

                       (6)      (a)      Distribution Agreements between Registrant and BNY Hamilton Distributors,
                                         Inc.*
                                (b)      Supplement to Distribution  Agreements  between Registrant and BNY Hamilton
                                         Distributors, Inc.*

                       (7)               Not Applicable.

                       (8)      (a)      Custody Agreement between Registrant and The Bank of New York.*
                                (b)      Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York.*
                                (c)      Supplement  to Custody  Agreement  between  Registrant  and The Bank of New
                                         York.*
                                (d)      Supplement  to Cash  Management  and  Related  Services  Agreement  between
                                         Registrant and The Bank of New York.*

                       (9)      (a)      Administration  Agreement between Registrant and BNY Hamilton Distributors,
                                         Inc.*
                                (b)      Fund  Accounting  Services  Agreement  between  Registrant  and The Bank of
                                         New York.*
                                (c)      Form of  Transfer  Agency  Agreement  between  Registrant  and  BISYS  Fund
                                         Services, Inc.*
                                (d)      Form of Shareholder Servicing Agreement.*
                                (e)      Form of  Sub-Administration  Agreement  between BNY Hamilton  Distributors,

                                         Inc. and The Bank of New York.*
                                (f)      Shareholder  Servicing Plan of BNY Hamilton  Money Fund  (Hamilton  Premier
                                         Shares).*
                                (g)      No longer applicable.
                                (h)      Shareholder  Servicing Plan of BNY Hamilton  Money Fund  (Hamilton  Classic
                                         Shares).*
                                (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*
                                (j)      Supplement to Administration Agreement between Registrant and BNY Hamilton
                                         Distributors, Inc.*
                                (k)      Supplement to Fund Accounting  Services  Agreement  between  Registrant and
                                         The Bank of New York.*
                                (l)      Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
                                (m)      Shareholder  Servicing  Plan of BNY Hamilton  Treasury Money Fund (Hamilton
                                         Premier Shares).*
                                (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
                                (o)      Supplement to Form of  Sub-Administration  Agreement  between BNY Hamilton
                                         Distributors, Inc. and The Bank of New York.*
                                (p)      Revised Fund Accounting Services Agreement between BNY Hamilton
                                         International Equity Fund and The Bank of New York.

                      (10)               Opinion of Sullivan & Cromwell.*

                      (11)               Consent of  KPMG Peat Marwick LLP.

                      (12)               Not Applicable.

                      (13)               Form  of  Seed  Capital  Agreement  between  Registrant  and  BNY  Hamilton
                                         Distributors, Inc.*

                      (14)               Not Applicable.

                      (15)      (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
                                (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
                                (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
                                (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
                                (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund  -  Investor Shares.*
                                (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund  -  Investor Shares.*
                                (g)      Rule  12b-1  Plan of BNY  Hamilton  International  Equity  Fund -  Investor
                                         Shares.*
                                (h)      Rule  12b-1  Plan of BNY  Hamilton  Intermediate  Investment  Grade  Fund -
                                         Investor Shares.*
                                (i)      Rule 12b-1 Plan of BNY  Hamilton  Intermediate  Tax-Exempt  Fund - Investor
                                         Shares.*

                      (16)               Schedule for computation of performance quotations.

                      (17)               Financial Data Schedule.



------------------------------
*        Previously filed.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           No person is controlled by or under common control with the Registrant.


Item 26. Number of Record Holders of Securities as of March 31, 1998.




                                                                                               Number
            Title of Class                                                               of record holders
            --------------                                                               -----------------
            Equity Income Fund  -  Institutional Shares                                       3,206
            Equity Income Fund  -  Investor Shares                                            1,470
            Large Cap Growth Fund  -  Institutional Shares                                    2,469
            Large Cap Growth Fund  -  Investor Shares                                           120
            Small Cap Growth Fund  -  Institutional Shares                                    1,840
            Small Cap Growth Fund  -  Investor Shares                                           124
            International Equity Fund  -  Institutional Shares                                1,707
            International Equity Fund  -  Investor Shares                                       103
            Intermediate Government Fund  -  Institutional Shares                               352
            Intermediate Government Fund  -  Investor Shares                                    363
            Intermediate Investment Grade Fund  -  Institutional Shares                       2,606
            Intermediate Investment Grade Fund  -  Investor Shares                               12
            Intermediate New York Tax-Exempt Fund  -  Institutional Shares                      226
            Intermediate New York Tax-Exempt Fund  -  Investor Shares                           394
            Intermediate Tax-Exempt Fund  -  Institutional Shares                             1,287
            Intermediate Tax-Exempt Fund  -  Investor Shares                                      7
            Money Fund  -  Hamilton Shares                                                       77
            Money Fund  -  Hamilton Premier Shares                                            2,357
            Money Fund  -  Hamilton Classic Shares                                              533
            Treasury Money Fund  -  Hamilton Shares                                              26
            Treasury Money Fund  -  Hamilton Premier Shares                                     350

Item 27.   Indemnification.

           Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

           Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser.

           The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

           To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:


            Name                                                 Title/Company
            ----                                                 -------------
            Richard Barth.....................................   Retired;  Formerly  Chairman  and Chief  Executive
                                                                 Officer  of  Ciba-Geigy  Corporation   (diversified
                                                                 chemical products)

            Frank J. Biondi, Jr...............................   Chairman and Chief  Executive  Office of Universal
                                                                 Studios (diversified entertainment operator)

            Harold E. Sells...................................   Retired;  Formerly  Chairman  and Chief  Executive
                                                                 Office of Woolworth Corporation (retailing)

            William R. Chaney.................................   Chairman and Chief  Executive  Officer of Tiffany &
                                                                 Co.,  (international  designers,  manufacturers and
                                                                 distributors of jewelry and fine goods)


            Ralph E. Gomory...................................   President  of  Alfred  P.  Sloan  Foundation,  Inc.
                                                                 (private foundation)

            Richard J. Kogan..................................   President   and  Chief   Executive   Officer   of
                                                                 Schering-Plough   Corporation   (manufacturer  of
                                                                 pharmaceutical and consumer products)

            John A. Luke, Jr..................................   Chairman, President and Chief Executive Officer of
                                                                 Westvaco  Corporation   (manufacturer  of  paper,
                                                                 packaging, and specialty chemicals)

            John C. Malone....................................   President   and   Chief   Executive    Officer   of
                                                                 Tele-Communications,    Inc.,   (cable   television
                                                                 multiple system operator)

            Donald L. Miller..................................   Chief Executive  Officer and Publisher of Our World
                                                                 News, LLC (media)

            H. Barclay Morley...............................     Retired;  Formerly  Chairman  and Chief  Executive
                                                                 Officer of  Stauffer Chemical Company (chemicals)

            Catherine A. Rein.................................   Senior  Executive  Vice  President of  Metropolitan
                                                                 Life  Insurance  Company  (insurance  and financial
                                                                 services)


Item 29.   Principal Underwriter.

           (a) BNY Hamilton Distributors, Inc., which is located at 125 West 55th Street, New York, New York 10019, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

           (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

           (c)    Not Applicable.

Item 30.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 31.   Management Services.

           Not Applicable.


Item 32.   Undertakings.

           The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

           The Registrant hereby also undertakes that so long as the information required by Item 5A of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 27th day of April, 1998.




                                           BNY HAMILTON FUNDS, INC.

                                           By /s/ William J. Tomko
                                              ----------------------------------
                                                       William J. Tomko
                                                          President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 1998.


Name                                                          Title


        /s/ Edward L. Gardner                        Director and Chairman of
        --------------------------------             the Board of Directors
              (Edward L. Gardner)

        /s/ Peter Herrick                            Director
        --------------------------------
              (Peter Herrick)

        /s/ Leif H. Olsen                            Director
        --------------------------------
               (Leif H. Olsen)

        /s/ Stephen Stamas                           Director
        --------------------------------
               (Stephen Stamas)


        /s/ James E. Quinn                           Director
        --------------------------------
               (James E. Quinn)

        /s/ J. David Huber                           Chief Executive Officer
        --------------------------------
               (J. David Huber)

                                                   EXHIBIT INDEX

     Exhibit Number                                         Description                                       Page
        (1)      (a)      Articles of Incorporation of Registrant.*

                 (b)      Articles of Amendment, dated June 29, 1992.*

                 (c)      Articles of Supplementary, dated June 29, 1994.*

                 (d)      Articles of Supplementary, dated August 15, 1995.*

                 (e)      Articles of Amendment, dated January 22, 1997*

                 (f)      Articles Supplementary, dated January 22, 1997.*

        (2)               Bylaws of Registrant.*

        (3)               Not Applicable.

        (4)      (a)      Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*

                 (b)      Form  of  Specimen  stock   certificate of common stock of BNY Hamilton Intermediate Government Fund.*

                 (c)      Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund.*

                 (d)      Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*

        (5)      (a)      Investment  Advisory  Agreement  between BNY Hamilton Money Fund and The Bank of New York.*

                 (b)      Investment Advisory Agreement between BNY Hamilton Intermediate  Government Fund and The Bank of New
                          York.*

                 (c)      Investment Advisory  Agreement  between  BNY  Hamilton  Intermediate  New  York Tax-Exempt Fund and The
                          Bank of New York.*

                 (d)      Investment  Advisory  Agreement  between BNY Hamilton Equity Income Fund and The Bank of New York.*

                 (e)      Investment  Advisory  Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York.*

                 (f)      Investment  Advisory  Agreement  between BNY Hamilton  Large Cap Growth Fund and The Bank of New York.*

                 (g)      Investment  Advisory  Agreement  between BNY Hamilton  Small Cap Growth Fund and The Bank of New York.*

                 (h)      Investment  Advisory  Agreement between BNY Hamilton  International  Equity Fund and The Bank of New
                          York.*

                 (i)      Investment  Advisory  Agreement  between BNY  Hamilton  Intermediate  Investment Grade Fund and The Bank
                          of New York.*


                 (j)      Investment Advisory Agreement between BNY Hamilton Intermediate  Tax-Exempt Fund and The Bank of New
                          York.*

                 (k)      Sub-advisory  agreement  between  BNY  Hamilton  International  Equity  Fund and Indosuez Asset
                          Management.*

        (6)      (a)      Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*

                 (b)      Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*

        (7)               Not Applicable.

        (8)      (a)      Custody Agreement between Registrant and The Bank of New York.*

                 (b)      Cash Management and Related Services Agreement between each series of Registrant and The Bank of New
                          York.*

                 (c)      Supplement to Custody Agreement between Registrant and The Bank of New York.*

                 (d)      Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York.*

        (9)      (a)      Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*

                 (b)      Fund Accounting Services Agreement between Registrant and The Bank of New York.*

                 (c)      Form of Transfer Agency  Agreement  between  Registrant and BISYS Fund Services, Inc.*

                 (d)      Form of Shareholder Servicing Agreement.*

                 (e)      Form of  Sub-Administration  Agreement between BNY Hamilton  Distributors,  Inc. and The Bank of New
                          York.*

                 (f)      Shareholder  Servicing  Plan  of  BNY  Hamilton  Money  Fund  (Hamilton  Premier Shares).*

                 (g)      No longer applicable.

                 (h)      Shareholder  Servicing  Plan  of  BNY  Hamilton  Money  Fund  (Hamilton  Classic Shares).*

                 (i)      Rule 18f-3 Plan of BNY Hamilton Money Fund.*

                 (j)      Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*

                 (k)      Supplement to Fund  Accounting  Services  Agreement  between  Registrant and The Bank of New York.*

                 (l)      Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*

                 (m)      Shareholder  Servicing  Plan  of BNY  Hamilton  Treasury  Money  Fund  (Hamilton Premier Shares).*

                 (n)      Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*

                 (o)      Supplement  to  Form of  Sub-Administration  Agreement  between  BNY  Hamilton Distributors, Inc. and
                          The Bank of New York.*


                 (p)      Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York.

       (10)               Opinion of Sullivan & Cromwell.*

       (11)               Consent of KPMG Peat Marwick LLP.

       (12)               Not Applicable.

       (13)               Form  of  Seed   Capital   Agreement   between   Registrant   and  BNY  Hamilton Distributors, Inc.*

       (14)               Not Applicable.

       (15)      (a)      Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*

                 (b)      Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*

                 (c)      Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*

                 (d)      Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*

                 (e)      Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund  -  Investor Shares.*

                 (f)      Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund  -  Investor Shares.*

                 (g)      Rule 12b-1 Plan of BNY Hamilton International Equity Fund  -  Investor Shares.*

                 (h)      Rule 12b-1 Plan of BNY Hamilton  Intermediate  Investment  Grade Fund - Investor Shares.*

                 (i)      Rule  12b-1  Plan  of BNY  Hamilton  Intermediate  Tax-Exempt  Fund  -  Investor Shares.*

       (16)               Schedule for computation of performance quotations.

       (17)               Financial Data Schedule.


------------------------------
*        Previously filed.